JPMorgan Income Builder Fund
Schedule of Portfolio Investments as of July 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 33.7%
Angola — 0.0% ^
Azule Energy Finance plc 8.13%, 1/23/2030 (a)	700	703
Argentina — 0.0% ^
Pampa Energia SA 7.95%, 9/10/2031 (b)	383	392
Transportadora de Gas del Sur SA 8.50%, 7/24/2031 (b)	365	385
YPF Energia Electrica SA 7.88%, 10/16/2032 (a)	400	401
YPF SA
8.50%, 6/27/2029 (b)	373	381
8.25%, 1/17/2034 (a) (c)	1,000	1,007
		2,566
Australia — 0.0% ^
Australia & New Zealand Banking Group Ltd. (SOFR + 0.56%), 4.94%, 3/18/2026 (a) (d)	262	262
Glencore Funding LLC
2.50%, 9/1/2030 (a)	40	36
2.63%, 9/23/2031 (a)	844	743
Scentre Group Trust 1, REIT 3.25%, 10/28/2025 (a)	51	51
		1,092
Austria — 0.1%
ams-OSRAM AG 12.25%, 3/30/2029 (a)	3,316	3,561
Bahrain — 0.0% ^
Bapco Energies BSC Closed 7.50%, 10/25/2027 (b)	1,150	1,180
Brazil — 0.2%
Braskem Netherlands Finance BV
7.25%, 2/13/2033 (a) (c)	1,287	909
8.00%, 10/15/2034 (a) (c)	975	691
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 8.22%), 8.50%, 1/23/2081 (b) (d)	1,400	1,146
Caixa Economica Federal 5.63%, 5/13/2030 (a)	1,570	1,576
Centrais Eletricas Brasileiras SA 6.50%, 1/11/2035 (a)	900	889
CSN Resources SA 4.63%, 6/10/2031 (a)	900	711
FS Luxembourg Sarl
8.88%, 2/12/2031 (a)	415	428
8.88%, 2/12/2031 (b)	700	721
8.63%, 6/25/2033 (a)	1,720	1,715
LD Celulose International GmbH 7.95%, 1/26/2032 (a)	600	627
Minerva Luxembourg SA 8.88%, 9/13/2033 (a)	1,478	1,605
MV24 Capital BV 6.75%, 6/1/2034 (a)	498	493
Petrobras Global Finance BV 6.85%, 6/5/2115	300	267
Vale Overseas Ltd. 3.75%, 7/8/2030	12	11
Yinson Bergenia Production BV 8.50%, 1/31/2045 (a)	856	885
Yinson Boronia Production BV 8.95%, 7/31/2042 (a)	920	992
		13,666
Canada — 1.6%
1011778 BC ULC
3.88%, 1/15/2028 (a)	2,020	1,948
3.50%, 2/15/2029 (a)	936	886
4.00%, 10/15/2030 (a)	2,890	2,678

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Canada — continued
ATS Corp. 4.13%, 12/15/2028 (a)	1,150	1,093
Bank of Montreal
5.72%, 9/25/2028	23	24
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.01%), 7.30%, 11/26/2084 (d) (e)	4,575	4,747
Bank of Nova Scotia (The)
5.65%, 2/1/2034	886	928
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.39%), 8.63%, 10/27/2082 (d) (e)	4,250	4,514
Baytex Energy Corp.
8.50%, 4/30/2030 (a)	5,005	5,093
7.38%, 3/15/2032 (a)	2,378	2,300
Bombardier, Inc.
7.88%, 4/15/2027 (a)	684	688
7.50%, 2/1/2029 (a)	275	286
8.75%, 11/15/2030 (a)	1,577	1,697
7.25%, 7/1/2031 (a)	3,545	3,702
7.00%, 6/1/2032 (a) (c)	1,659	1,716
6.75%, 6/15/2033 (a)	1,166	1,198
Canadian Imperial Bank of Commerce
3.95%, 8/4/2025	319	319
5.26%, 4/8/2029 (c)	1,257	1,290
Element Fleet Management Corp. 5.64%, 3/13/2027 (a)	250	253
Emera US Finance LP 2.64%, 6/15/2031	16	14
Emera, Inc. Series 16-A, (3-MONTH SOFR + 5.44%), 6.75%, 6/15/2076 (d)	7,892	7,949
Enbridge, Inc.
Series 16-A, (3-MONTH CME TERM SOFR + 4.15%), 6.00%, 1/15/2077 (d)	1,924	1,922
Series 20-A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 5.75%, 7/15/2080 (d)	10,157	10,055
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.42%), 7.63%, 1/15/2083 (d)	4,061	4,311
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.43%), 8.50%, 1/15/2084 (d)	575	648
Federation des Caisses Desjardins du Quebec
4.40%, 8/23/2025 (a)	317	317
5.70%, 3/14/2028 (a)	266	275
5.25%, 4/26/2029 (a) (c)	1,252	1,284
Garda World Security Corp.
4.63%, 2/15/2027 (a)	2,995	2,968
7.75%, 2/15/2028 (a)	1,627	1,676
8.38%, 11/15/2032 (a)	1,402	1,444
MEG Energy Corp. 5.88%, 2/1/2029 (a)	816	816
National Bank of Canada (SOFR + 0.80%), 4.95%, 2/1/2028 (d)	250	251
Northriver Midstream Finance LP 6.75%, 7/15/2032 (a)	1,512	1,539
NOVA Chemicals Corp.
5.25%, 6/1/2027 (a)	5,626	5,604
8.50%, 11/15/2028 (a)	2,969	3,118
9.00%, 2/15/2030 (a)	6,114	6,570
Precision Drilling Corp.
7.13%, 1/15/2026 (a)	1,249	1,248
6.88%, 1/15/2029 (a)	168	168

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Canada — continued
RB Global Holdings, Inc.
6.75%, 3/15/2028 (a)	800	819
7.75%, 3/15/2031 (a)	1,024	1,073
Rogers Communications, Inc.
3.80%, 3/15/2032	790	736
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.59%), 5.25%, 3/15/2082 (a) (d)	4,421	4,358
Royal Bank of Canada
5.20%, 7/20/2026	177	178
(SOFRINDX + 0.46%), 4.87%, 8/3/2026 (d)	457	458
(SOFRINDX + 1.08%), 4.65%, 10/18/2030 (d)	970	970
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.89%), 7.50%, 5/2/2084 (d) (e)	3,751	3,901
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.82%), 6.75%, 8/24/2085 (d) (e)	2,670	2,699
Superior Plus LP 4.50%, 3/15/2029 (a)	1,621	1,546
Toronto-Dominion Bank (The)
1.20%, 6/3/2026	261	254
4.99%, 4/5/2029	854	870
4.46%, 6/8/2032	1,093	1,072
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.08%), 8.13%, 10/31/2082 (d) (e)	11,793	12,431
Transcanada Trust
Series 16-A, (3-MONTH SOFR + 4.64%), 5.88%, 8/15/2076 (d)	2,598	2,593
(SOFR + 4.42%), 5.50%, 9/15/2079 (d)	7,546	7,403
Wrangler Holdco Corp. 6.63%, 4/1/2032 (a)	1,138	1,176
		130,074
Colombia — 0.1%
Ecopetrol SA
8.63%, 1/19/2029	600	644
7.75%, 2/1/2032	1,330	1,324
8.38%, 1/19/2036	439	433
7.38%, 9/18/2043	412	355
5.88%, 5/28/2045	350	248
EnfraGen Energia Sur SA 5.38%, 12/30/2030 (b)	950	858
Grupo Nutresa SA 9.00%, 5/12/2035 (a)	900	984
		4,846
Denmark — 0.0% ^
Danske Bank A/S (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (a) (d)	274	283
El Salvador — 0.0% ^
Comision Ejecutiva Hidroelectrica del Rio Lempa 8.65%, 1/24/2033 (a) (c)	288	289
Finland — 0.2%
Amer Sports Co. 6.75%, 2/16/2031 (a)	4,350	4,519
Nordea Bank Abp
4.75%, 9/22/2025 (a)	317	317
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.11%), 6.63%, 3/26/2026 (a) (d) (e) (f) (g)	4,887	4,914
1.50%, 9/30/2026 (a)	578	559
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.66%), 6.30%, 9/25/2031 (a) (d) (e) (f) (g)	1,280	1,269
		11,578

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
France — 0.7%
Altice France SA
8.13%, 2/1/2027 (a)	3,019	2,798
5.50%, 1/15/2028 (a)	370	329
5.13%, 7/15/2029 (a)	3,800	3,287
5.50%, 10/15/2029 (a)	2,932	2,542
BNP Paribas SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.97%), 9.25%, 11/17/2027 (a) (d) (e) (f) (g)	4,121	4,435
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.90%), 7.75%, 8/16/2029 (a) (d) (e) (f) (g)	11,268	11,918
(SOFR + 1.59%), 5.50%, 5/20/2030 (a) (d)	880	904
BPCE SA
(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (d)	1,791	1,780
(SOFR + 1.98%), 6.61%, 10/19/2027 (a) (d)	518	529
Credit Agricole SA
4.13%, 1/10/2027 (a)	482	479
5.13%, 3/11/2027 (a)	476	482
5.30%, 7/12/2028 (a)	357	366
(USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 3.60%), 6.70%, 9/23/2034 (a) (d) (e) (f) (g)	9,970	9,974
(SOFR + 1.74%), 5.86%, 1/9/2036 (a) (d)	620	641
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.45%, 1/12/2027 (a) (d)	604	608
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.39%), 9.38%, 11/22/2027 (a) (d) (e) (f) (g)	5,786	6,193
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.80%, 1/19/2028 (a) (d)	1,091	1,060
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.52%, 1/19/2028 (a) (d)	897	906
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.13%, 11/21/2029 (a) (d) (e) (f) (g)	3,500	3,653
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030 (a) (d) (e) (f) (g)	5,432	5,032
		57,916
Georgia — 0.0% ^
Georgian Railway JSC 4.00%, 6/17/2028 (b)	700	643
Germany — 0.1%
Allianz SE
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 3.50%, 11/17/2025 (a) (d) (e) (f) (g)	1,600	1,578
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 5.60%, 9/3/2054 (a) (d)	2,200	2,207
BMW US Capital LLC
(SOFRINDX + 0.55%), 4.93%, 4/2/2026 (a) (d)	240	240
4.60%, 8/13/2027 (a)	250	251
Commerzbank AG (USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 4.32%), 7.50%, 10/9/2030 (b) (d) (e) (f) (g)	1,400	1,448
Deutsche Bank AG, (SOFR + 1.87%), 2.13%, 11/24/2026 (d)	1,250	1,239
Deutsche Telekom International Finance BV 8.75%, 6/15/2030 (h)	878	1,030
IHO Verwaltungs GmbH
7.75% (Cash), 11/15/2030 (a) (i)	1,816	1,864
8.00% (Cash), 11/15/2032 (a) (i)	722	742
Mercedes-Benz Finance North America LLC 4.90%, 11/15/2027 (a)	250	252
Volkswagen Group of America Finance LLC (SOFR + 0.83%), 5.21%, 3/20/2026 (a) (d)	200	200
		11,051
Guatemala — 0.0% ^
Energuate Trust 5.88%, 5/3/2027 (b)	1,147	1,143

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Ireland — 0.0% ^
AerCap Ireland Capital DAC
6.45%, 4/15/2027	499	513
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 6.95%, 3/10/2055 (d)	1,247	1,305
Bank of Ireland Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (a) (d)	464	465
EndoDesign 0.00%, 10/15/2024 ‡ (j)	925	—
		2,283
Italy — 0.1%
Fibercop SpA
Series 2033, 6.38%, 11/15/2033 (a)	856	829
Series 2034, 6.00%, 9/30/2034 (a)	4,233	3,998
Series 2038, 7.72%, 6/4/2038 (a)	488	486
Intesa Sanpaolo SpA 7.00%, 11/21/2025 (a)	323	325
Telecom Italia Capital SA
6.38%, 11/15/2033	144	149
6.00%, 9/30/2034	273	271
		6,058
Jamaica — 0.0% ^
Digicel International Finance Ltd. 8.63%, 8/1/2032 (a)	1,349	1,363
Kingston Airport Revenue Finance Ltd. 6.75%, 12/15/2036 (a)	1,299	1,307
		2,670
Japan — 0.1%
Kioxia Holdings Corp. 6.25%, 7/24/2030 (a)	2,802	2,792
Mitsubishi UFJ Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (d)	264	256
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.64%, 10/13/2027 (d)	663	640
Mizuho Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (d)	268	261
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.38%, 7/10/2030 (d)	267	274
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 5.59%, 7/10/2035 (d)	420	432
Sumitomo Mitsui Financial Group, Inc.
5.32%, 7/9/2029	377	387
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.28%), 6.60%, 6/5/2034 (d) (e) (f) (g)	2,696	2,740
		7,782
Luxembourg — 0.2%
Altice Financing SA 5.75%, 8/15/2029 (a)	4,343	3,326
Altice France Holding SA 10.50%, 5/15/2027 (a) (j)	4,064	1,488
GCB144A Endo 0.00%, 4/1/2029 ‡	2,045	—
INEOS Finance plc
6.75%, 5/15/2028 (a)	1,877	1,849
7.50%, 4/15/2029 (a) (c)	6,043	5,999
		12,662
Mexico — 0.3%
Cemex SAB de CV (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.52%), 7.20%, 6/10/2030 (a) (d) (f) (g)	523	533

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Mexico — continued
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%, 1/31/2041 (a)	686	701
Petroleos Mexicanos
5.35%, 2/12/2028	1,900	1,849
5.95%, 1/28/2031	1,460	1,352
6.70%, 2/16/2032	4,100	3,895
10.00%, 2/7/2033 (c)	3,275	3,640
10.00%, 2/7/2033	600	667
6.38%, 1/23/2045	900	676
5.63%, 1/23/2046	742	524
6.75%, 9/21/2047	850	656
6.35%, 2/12/2048	500	371
7.69%, 1/23/2050	8,672	7,318
6.95%, 1/28/2060	2,900	2,238
Saavi Energia Sarl 8.88%, 2/10/2035 (a)	1,729	1,803
		26,223
Morocco — 0.0% ^
OCP SA
6.88%, 4/25/2044 (b)	1,030	1,006
5.13%, 6/23/2051 (b)	1,000	766
7.50%, 5/2/2054 (a)	1,430	1,446
		3,218
Netherlands — 0.2%
ABN AMRO Bank NV (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (a) (d)	200	204
Cooperatieve Rabobank UA
4.38%, 8/4/2025	354	354
3.75%, 7/21/2026	374	371
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.98%, 12/15/2027 (a) (d)	530	511
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.56%, 2/28/2029 (a) (d)	552	566
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.12%), 5.45%, 3/5/2030 (a) (c) (d)	552	569
ING Groep NV
4.63%, 1/6/2026 (a)	250	250
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.34%), 5.75%, 11/16/2026 (d) (e) (f) (g)	8,357	8,330
3.95%, 3/29/2027	729	723
(SOFR + 1.01%), 1.73%, 4/1/2027 (d)	350	343
(USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 4.36%), 8.00%, 5/16/2030 (b) (d) (e) (f) (g)	5,125	5,533
		17,754
New Zealand — 0.0% ^
ASB Bank Ltd. 1.63%, 10/22/2026 (a)	262	253
Norway — 0.0% ^
DNB Bank ASA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.13%, 9/16/2026 (a) (d)	669	666
(SOFRINDX + 1.95%), 5.90%, 10/9/2026 (a) (d)	338	339
		1,005
Paraguay — 0.0% ^
Bioceanico Sovereign Certificate Ltd., Zero Coupon, 6/5/2034 (a)	311	246

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Peru — 0.0% ^
Petroleos del Peru SA
4.75%, 6/19/2032 (a)	1,400	1,120
5.63%, 6/19/2047 (b)	600	401
		1,521
South Africa — 0.0% ^
Eskom Holdings SOC Ltd., 8.45%, 8/10/2028 (b)	1,200	1,266
Transnet SOC Ltd. 8.25%, 2/6/2028 (a)	1,600	1,664
		2,930
Spain — 0.4%
Banco Bilbao Vizcaya Argentaria SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.86%, 9/14/2026 (d)	1,400	1,402
5.38%, 3/13/2029	400	411
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.10%), 9.38%, 3/19/2029 (d) (e) (f) (g)	10,409	11,548
Banco Santander SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.55%, 3/14/2028 (d)	400	406
5.44%, 7/15/2031	1,200	1,244
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.30%), 9.63%, 5/21/2033 (d) (e) (f) (g)	9,800	11,574
6.94%, 11/7/2033	1,400	1,577
Grifols SA 4.75%, 10/15/2028 (a)	3,309	3,188
		31,350
Sweden — 0.1%
Skandinaviska Enskilda Banken AB
1.40%, 11/19/2025 (a) (c)	336	333
5.38%, 3/5/2029 (a)	1,218	1,252
Svenska Handelsbanken AB
5.50%, 6/15/2028 (a)	856	880
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.05%), 4.75%, 3/1/2031 (b) (d) (e) (f) (g)	2,800	2,607
		5,072
Switzerland — 0.3%
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.86%), 5.13%, 7/29/2026 (b) (d) (e) (f) (g)	1,356	1,351
(SOFRINDX + 0.98%), 1.31%, 2/2/2027 (a) (d)	500	492
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.40%), 4.88%, 2/12/2027 (a) (d) (e) (f) (g)	1,661	1,629
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.25%, 11/13/2028 (a) (d) (e) (f) (g)	2,264	2,485
(USD SOFR Spread-Adjusted ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (a) (d)	288	298
(SOFR + 3.92%), 6.54%, 8/12/2033 (a) (d)	2,387	2,599
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (a) (d) (e) (f) (g)	8,905	10,439
VistaJet Malta Finance plc 9.50%, 6/1/2028 (a) (c)	2,210	2,265
		21,558
Trinidad And Tobago — 0.0% ^
Trinidad Generation UnLtd 7.75%, 6/16/2033 (a)	836	859
Turkey — 0.0% ^
TC Ziraat Bankasi A/S
8.00%, 1/16/2029 (b)	1,400	1,452

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Turkey — continued
7.25%, 2/4/2030 (a)	1,095	1,104
Turkiye Varlik Fonu Yonetimi A/S 8.25%, 2/14/2029 (b)	600	628
		3,184
United Kingdom — 0.9%
180 Medical, Inc. 3.88%, 10/15/2029 (a)	2,570	2,433
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.43%), 8.00%, 3/15/2029 (d) (e) (f) (g)	2,749	2,913
(USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 5.78%), 9.63%, 12/15/2029 (d) (e) (f) (g)	1,500	1,694
(SOFR + 1.74%), 5.69%, 3/12/2030 (d)	221	228
BAT Capital Corp.
5.83%, 2/20/2031	835	874
5.35%, 8/15/2032	525	536
Connect Finco SARL 9.00%, 9/15/2029 (a)	2,525	2,550
HSBC Holdings plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 8.00%, 3/7/2028 (d) (e) (f) (g)	8,840	9,347
(SOFR + 1.73%), 2.01%, 9/22/2028 (d)	663	628
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (d) (e) (f) (g)	6,541	6,030
(SOFR + 1.52%), 5.73%, 5/17/2032 (d)	1,232	1,280
(SOFR + 1.19%), 2.80%, 5/24/2032 (d)	1,201	1,070
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.19%), 6.95%, 3/11/2034 (d) (e) (f) (g)	3,700	3,796
INEOS Quattro Finance 2 plc 9.63%, 3/15/2029 (a)	1,867	1,901
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.82%), 6.75%, 6/27/2026 (d) (e) (f) (g)	5,231	5,280
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.72%, 8/11/2026 (d)	645	645
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (d)	318	321
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.15%), 6.75%, 9/27/2031 (d) (e) (f) (g)	2,000	1,988
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.68%, 1/5/2035 (d)	2,100	2,156
Mead Johnson Nutrition Co., 4.13%, 11/15/2025	111	111
Nationwide Building Society
1.00%, 8/28/2025 (a)	333	332
5.13%, 7/29/2029 (a)	663	677
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (d) (e) (f) (g)	4,017	4,023
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.13%, 11/10/2033 (d) (e) (f) (g)	3,952	4,330
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.78%, 3/1/2035 (d)	3,080	3,197
Santander UK Group Holdings plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (d)	300	299
(SOFR + 2.75%), 6.83%, 11/21/2026 (d)	1,127	1,134
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 6.17%, 1/9/2027 (a) (d)	492	495
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.98%), 7.75%, 8/15/2027 (a) (d) (e) (f) (g)	3,866	4,010
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.57%), 7.88%, 3/8/2030 (a) (d) (e) (f) (g)	2,500	2,634
Virgin Media Secured Finance plc 5.50%, 5/15/2029 (a)	4,520	4,419
Vodafone Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 4.13%, 6/4/2081 (d)	6,106	5,623
		76,954

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — 28.0%
1261229 BC Ltd. 10.00%, 4/15/2032 (a)	3,915	3,986
AbbVie, Inc.
4.88%, 3/15/2030	985	1,005
4.05%, 11/21/2039	37	32
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	3,249	3,208
5.00%, 4/15/2029 (a)	2,430	2,348
7.38%, 3/15/2033 (a) (c)	688	708
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	5,180	4,590
Acushnet Co. 7.38%, 10/15/2028 (a)	1,028	1,071
Adient Global Holdings Ltd.
7.00%, 4/15/2028 (a)	3,226	3,302
8.25%, 4/15/2031 (a)	6,149	6,427
7.50%, 2/15/2033 (a)	2,262	2,307
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	4,280	4,094
4.88%, 7/15/2032 (a)	6,428	6,109
AECOM 6.00%, 8/1/2033 (a)	2,426	2,446
Aethon United BR LP 7.50%, 10/1/2029 (a)	937	982
Air Lease Corp.
3.75%, 6/1/2026	15	15
5.85%, 12/15/2027	232	239
Series D, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.56%), 6.00%, 9/24/2029 (d) (f) (g)	1,680	1,650
Albertsons Cos., Inc.
3.25%, 3/15/2026 (a)	4,172	4,126
4.63%, 1/15/2027 (a)	7,330	7,271
5.88%, 2/15/2028 (a)	3,301	3,298
3.50%, 3/15/2029 (a)	6,048	5,704
4.88%, 2/15/2030 (a)	884	862
Alcoa Nederland Holding BV 7.13%, 3/15/2031 (a)	4,466	4,656
Alexandria Real Estate Equities, Inc., REIT
3.80%, 4/15/2026	300	298
2.75%, 12/15/2029	18	17
2.95%, 3/15/2034	7	6
Allied Universal Holdco LLC 4.63%, 6/1/2028 (a)	4,340	4,216
Allison Transmission, Inc.
4.75%, 10/1/2027 (a)	3,507	3,472
5.88%, 6/1/2029 (a)	8,589	8,644
3.75%, 1/30/2031 (a)	1,315	1,202
Allstate Corp. (The) (3-MONTH SOFR + 2.12%), 6.50%, 5/15/2057 (d)	2,669	2,729
Ally Financial, Inc.
5.75%, 11/20/2025	2,990	2,994
Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 7 Year + 3.48%), 4.70%, 5/15/2028 (d) (f) (g)	5,049	4,606
Altria Group, Inc.
4.80%, 2/14/2029	18	18
5.63%, 2/6/2035	185	188

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Alumina Pty. Ltd.
6.13%, 3/15/2030 (a)	1,222	1,235
6.38%, 9/15/2032 (a)	1,414	1,434
American Airlines, Inc.
5.50%, 4/20/2026 (a)	4,048	4,044
5.75%, 4/20/2029 (a)	10,303	10,299
American Axle & Manufacturing, Inc.
6.50%, 4/1/2027	4,510	4,514
6.88%, 7/1/2028 (c)	4,578	4,560
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (a)	2,955	2,876
American Electric Power Co., Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 3.88%, 2/15/2062 (d)	2,949	2,844
American Express Co.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.55%, 9/15/2026 (d) (f) (g)	6,137	5,998
(SOFR + 0.93%), 5.04%, 7/26/2028 (d)	209	211
American Honda Finance Corp.
(SOFR + 0.50%), 4.87%, 10/10/2025 (d)	169	169
(SOFR + 0.87%), 5.24%, 7/9/2027 (d)	67	67
American Tower Corp., REIT
1.45%, 9/15/2026	22	21
1.50%, 1/31/2028	74	69
5.00%, 1/31/2030	955	970
2.10%, 6/15/2030	27	24
AmeriGas Partners LP
5.75%, 5/20/2027	1,214	1,207
9.38%, 6/1/2028 (a)	2,065	2,127
9.50%, 6/1/2030 (a)	1,442	1,514
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	2,949	2,945
Antero Midstream Partners LP
5.75%, 3/1/2027 (a)	992	992
5.75%, 1/15/2028 (a)	4,500	4,493
5.38%, 6/15/2029 (a)	4,452	4,415
Antero Resources Corp.
7.63%, 2/1/2029 (a)	1,744	1,781
5.38%, 3/1/2030 (a)	1,432	1,425
Anywhere Real Estate Group LLC
5.25%, 4/15/2030 (a)	5,203	4,368
9.75%, 4/15/2030 (a)	2,124	2,212
APi Group DE, Inc.
4.13%, 7/15/2029 (a)	2,586	2,457
4.75%, 10/15/2029 (a)	2,037	1,962
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	4,810	4,763
Arches Buyer, Inc.
4.25%, 6/1/2028 (a)	1,775	1,710
6.13%, 12/1/2028 (a)	649	619
Archrock Partners LP
6.88%, 4/1/2027 (a)	635	635

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
6.25%, 4/1/2028 (a)	2,766	2,766
6.63%, 9/1/2032 (a)	1,689	1,714
Ardagh Metal Packaging Finance USA LLC 6.00%, 6/15/2027 (a)	687	688
Ardagh Packaging Finance plc
4.13%, 8/15/2026 (a)	3,785	3,738
5.25%, 8/15/2027 (a)	8,915	4,279
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	422	415
4.63%, 11/15/2029 (a)	4,479	4,304
4.75%, 3/1/2030	430	413
Ascent Resources Utica Holdings LLC
5.88%, 6/30/2029 (a)	1,122	1,118
6.63%, 10/15/2032 (a)	1,487	1,513
6.63%, 7/15/2033 (a)	1,612	1,634
ASGN, Inc. 4.63%, 5/15/2028 (a)	638	621
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	1,120	1,101
Athene Global Funding
5.62%, 5/8/2026 (a)	335	338
4.86%, 8/27/2026 (a)	212	213
ATI, Inc.
5.88%, 12/1/2027	1,861	1,857
4.88%, 10/1/2029	1,655	1,618
7.25%, 8/15/2030	1,915	2,007
5.13%, 10/1/2031	1,240	1,204
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	7,346	7,181
Avient Corp. 7.13%, 8/1/2030 (a)	1,175	1,207
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	3,960	3,940
4.75%, 4/1/2028 (a) (c)	8,130	7,789
5.38%, 3/1/2029 (a) (c)	530	507
8.25%, 1/15/2030 (a) (c)	3,976	4,091
8.38%, 6/15/2032 (a) (c)	2,188	2,257
Axalta Coating Systems Dutch Holding B BV 7.25%, 2/15/2031 (a)	832	865
Axalta Coating Systems LLC
4.75%, 6/15/2027 (a)	4,833	4,790
3.38%, 2/15/2029 (a)	4,680	4,387
Axon Enterprise, Inc. 6.13%, 3/15/2030 (a)	504	515
Bank of America Corp.
Series DD, (3-MONTH CME TERM SOFR + 4.81%), 6.30%, 3/10/2026 (d) (f) (g)	4,459	4,476
Series RR, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.76%), 4.38%, 1/27/2027 (d) (f) (g)	2,627	2,564
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (d)	250	246
Series TT, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.13%, 4/27/2027 (d) (f) (g)	2,778	2,802
Series FF, (3-MONTH CME TERM SOFR + 3.19%), 5.88%, 3/15/2028 (d) (f) (g)	4,378	4,395
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.63%, 5/1/2030 (d) (f) (g)	4,600	4,711
(3-MONTH CME TERM SOFR + 1.44%), 3.19%, 7/23/2030 (d)	464	441
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.35%), 6.25%, 7/26/2030 (d) (f) (g)	3,635	3,622
(SOFR + 1.21%), 2.57%, 10/20/2032 (d)	694	612

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
(SOFR + 1.83%), 4.57%, 4/27/2033 (d)	950	935
(SOFR + 1.65%), 5.47%, 1/23/2035 (d)	673	691
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.20%), 2.48%, 9/21/2036 (d)	3,252	2,769
Bank of New York Mellon Corp. (The)
Series F, (3-MONTH CME TERM SOFR + 3.39%), 4.63%, 9/20/2026 (d) (f) (g)	6,537	6,446
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.30%), 6.30%, 3/20/2030 (d) (f) (g)	1,362	1,396
(SOFRINDX + 2.07%), 5.83%, 10/25/2033 (d)	22	23
Bath & Body Works, Inc.
5.25%, 2/1/2028	50	50
6.88%, 11/1/2035	997	1,026
6.75%, 7/1/2036	2,162	2,188
Bausch + Lomb Corp. 8.38%, 10/1/2028 (a)	745	777
Bausch Health Americas, Inc.
9.25%, 4/1/2026 (a)	5,600	5,608
8.50%, 1/31/2027 (a)	3,952	3,917
Bausch Health Cos., Inc.
5.00%, 1/30/2028 (a)	1,899	1,592
4.88%, 6/1/2028 (a)	4,771	4,222
5.00%, 2/15/2029 (a)	4,668	3,314
6.25%, 2/15/2029 (a)	2,065	1,497
5.25%, 1/30/2030 (a)	8,398	5,401
5.25%, 2/15/2031 (a)	3,262	1,984
Baxter International, Inc. 2.54%, 2/1/2032	490	426
Big River Steel LLC 6.63%, 1/31/2029 (a)	3,183	3,183
Block, Inc.
2.75%, 6/1/2026	1,985	1,947
3.50%, 6/1/2031	766	702
6.50%, 5/15/2032	4,941	5,070
Blue Racer Midstream LLC
6.63%, 7/15/2026 (a)	1,675	1,674
7.00%, 7/15/2029 (a)	1,417	1,469
7.25%, 7/15/2032 (a)	1,040	1,096
Boise Cascade Co. 4.88%, 7/1/2030 (a)	852	827
Boyd Gaming Corp. 4.75%, 6/15/2031 (a)	983	936
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	3,600	3,489
BP Capital Markets America, Inc., 3.02%, 1/16/2027	258	253
BP Capital Markets plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (d) (f) (g)	2,196	2,160
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.15%), 6.45%, 12/1/2033 (d) (f) (g)	1,918	1,986
Brink's Co. (The)
4.63%, 10/15/2027 (a)	3,980	3,921
6.50%, 6/15/2029 (a)	1,087	1,114
Broadcom, Inc.
4.30%, 11/15/2032	32	31
2.60%, 2/15/2033 (a)	445	381
Buckeye Partners LP
3.95%, 12/1/2026	240	236

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
4.50%, 3/1/2028 (a)	5,175	5,052
6.75%, 2/1/2030 (a)	994	1,029
Builders FirstSource, Inc.
5.00%, 3/1/2030 (a)	1,160	1,136
4.25%, 2/1/2032 (a)	3,138	2,896
6.38%, 6/15/2032 (a)	3,510	3,589
6.38%, 3/1/2034 (a)	2,310	2,344
6.75%, 5/15/2035 (a)	1,209	1,240
Bunge Ltd. Finance Corp., 1.63%, 8/17/2025	170	170
BWX Technologies, Inc.
4.13%, 6/30/2028 (a)	2,624	2,539
4.13%, 4/15/2029 (a)	4,624	4,438
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (a)	2,525	2,386
7.00%, 2/15/2030 (a)	2,690	2,775
6.50%, 2/15/2032 (a)	5,678	5,791
California Resources Corp. 7.13%, 2/1/2026 (a)	1,062	1,062
Calpine Corp.
4.63%, 2/1/2029 (a)	1,117	1,098
5.00%, 2/1/2031 (a)	2,357	2,330
Capital One Financial Corp. Series M, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 3.95%, 9/1/2026 (d) (f) (g)	5,396	5,265
Cardinal Health, Inc. 4.70%, 11/15/2026	62	62
Carnival Corp.
5.75%, 3/1/2027 (a)	508	513
4.00%, 8/1/2028 (a)	3,156	3,065
6.00%, 5/1/2029 (a)	5,068	5,113
7.00%, 8/15/2029 (a)	1,239	1,302
5.88%, 6/15/2031 (a)	1,350	1,370
5.75%, 8/1/2032 (a)	5,631	5,669
6.13%, 2/15/2033 (a)	4,243	4,318
Carpenter Technology Corp.
6.38%, 7/15/2028	1,466	1,472
7.63%, 3/15/2030	870	898
CCO Holdings LLC
5.13%, 5/1/2027 (a)	4,959	4,918
5.00%, 2/1/2028 (a)	21,906	21,496
5.38%, 6/1/2029 (a)	2,653	2,606
4.75%, 3/1/2030 (a)	34,866	33,129
4.50%, 8/15/2030 (a)	17,732	16,590
4.25%, 2/1/2031 (a)	16,938	15,471
4.75%, 2/1/2032 (a)	50	46
4.50%, 5/1/2032	1,400	1,270
CD&R Smokey Buyer, Inc. 9.50%, 10/15/2029 (a)	3,398	2,820
Cencora, Inc. 2.70%, 3/15/2031	535	483
Central Garden & Pet Co.
5.13%, 2/1/2028	6,555	6,527

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
4.13%, 10/15/2030 (c)	3,579	3,363
Charles Schwab Corp. (The)
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.00%, 6/1/2026 (d) (f) (g)	1,182	1,165
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 3.08%), 4.00%, 12/1/2030 (d) (f) (g)	10,584	9,671
Chart Industries, Inc.
7.50%, 1/1/2030 (a)	5,783	6,058
9.50%, 1/1/2031 (a)	611	653
Charter Communications Operating LLC
2.30%, 2/1/2032	185	155
6.65%, 2/1/2034	610	647
Chemours Co. (The)
5.75%, 11/15/2028 (a)	9,029	8,293
8.00%, 1/15/2033 (a)	1,590	1,479
Cheniere Energy Partners LP
4.50%, 10/1/2029	4,325	4,278
4.00%, 3/1/2031	1,000	955
3.25%, 1/31/2032	37	33
Chevron Phillips Chemical Co. LLC 3.40%, 12/1/2026 (a)	155	153
Chord Energy Corp. 6.75%, 3/15/2033 (a)	1,789	1,825
Ciena Corp. 4.00%, 1/31/2030 (a)	2,329	2,201
Cinemark USA, Inc.
5.25%, 7/15/2028 (a)	2,165	2,150
7.00%, 8/1/2032 (a)	995	1,027
Citibank NA 4.93%, 8/6/2026	250	251
Citigroup, Inc.
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (d) (f) (g)	5,615	5,549
Series T, (3-MONTH CME TERM SOFR + 4.78%), 6.25%, 8/15/2026 (d) (f) (g)	4,682	4,708
(SOFR + 0.77%), 1.12%, 1/28/2027 (d)	250	246
Series CC, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.69%), 7.13%, 8/15/2029 (d) (f) (g)	4,928	5,040
Series EE, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.57%), 6.75%, 2/15/2030 (d) (f) (g)	1,880	1,888
Series FF, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.73%), 6.95%, 2/15/2030 (d) (f) (g)	3,789	3,820
Series GG, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.89%), 6.87%, 8/15/2030 (d) (f) (g)	1,120	1,130
(SOFR + 2.11%), 2.57%, 6/3/2031 (d)	972	881
(SOFR + 1.18%), 2.52%, 11/3/2032 (d)	464	405
(SOFR + 1.35%), 3.06%, 1/25/2033 (d)	850	761
(SOFR + 1.94%), 3.79%, 3/17/2033 (d)	913	853
Series DD, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 2.76%), 7.00%, 8/15/2034 (d) (f) (g)	6,264	6,508
Civitas Resources, Inc.
8.38%, 7/1/2028 (a)	4,357	4,480
8.63%, 11/1/2030 (a)	2,086	2,128
8.75%, 7/1/2031 (a)	2,925	2,961
9.63%, 6/15/2033 (a)	1,743	1,793
Clarios Global LP
8.50%, 5/15/2027 (a)	3,430	3,451
6.75%, 5/15/2028 (a)	2,747	2,809
6.75%, 2/15/2030 (a)	2,142	2,208

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Clarivate Science Holdings Corp.
3.88%, 7/1/2028 (a)	2,541	2,429
4.88%, 7/1/2029 (a)	2,948	2,761
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	9,104	9,092
7.75%, 4/15/2028 (a)	4,871	4,600
9.00%, 9/15/2028 (a)	4,165	4,364
7.50%, 6/1/2029 (a) (c)	7,957	7,249
7.13%, 2/15/2031 (a) (k)	7,559	7,549
7.50%, 3/15/2033 (a) (k)	3,693	3,686
Cleveland-Cliffs, Inc.
4.63%, 3/1/2029 (a)	3,278	3,090
6.88%, 11/1/2029 (a)	2,609	2,610
6.75%, 4/15/2030 (a)	2,747	2,733
4.88%, 3/1/2031 (a)	1,772	1,572
7.50%, 9/15/2031 (a)	1,367	1,365
Clydesdale Acquisition Holdings, Inc.
6.63%, 4/15/2029 (a)	147	149
6.75%, 4/15/2032 (a)	5,170	5,296
CMS Energy Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.12%), 4.75%, 6/1/2050 (d)	3,823	3,680
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.96%), 6.50%, 6/1/2055 (d)	1,100	1,109
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	828	782
CNX Resources Corp. 7.38%, 1/15/2031 (a)	2,491	2,567
Coherent Corp. 5.00%, 12/15/2029 (a)	9,100	8,906
Coinbase Global, Inc.
3.38%, 10/1/2028 (a)	1,628	1,532
3.63%, 10/1/2031 (a)	1,795	1,607
Columbia Pipelines Operating Co. LLC 5.93%, 8/15/2030 (a)	540	568
CommScope LLC
8.25%, 3/1/2027 (a) (c)	7,245	7,262
4.75%, 9/1/2029 (a)	4,091	3,973
9.50%, 12/15/2031 (a) (c)	2,590	2,727
Community Health Systems, Inc.
5.63%, 3/15/2027 (a)	1,098	1,100
6.00%, 1/15/2029 (a)	2,318	2,203
6.13%, 4/1/2030 (a)	540	382
5.25%, 5/15/2030 (a)	9,349	8,178
4.75%, 2/15/2031 (a)	3,493	2,923
10.88%, 1/15/2032 (a)	2,999	3,144
Compass Minerals International, Inc. 8.00%, 7/1/2030 (a)	983	1,018
Comstock Resources, Inc.
6.75%, 3/1/2029 (a)	8,561	8,464
5.88%, 1/15/2030 (a)	2,507	2,367
Concentra Health Services, Inc. 6.88%, 7/15/2032 (a) (c)	1,101	1,131
Conduent Business Services LLC 6.00%, 11/1/2029 (a)	4,030	3,830

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Cooper-Standard Automotive, Inc.
13.50% (Cash), 3/31/2027 (a) (i)	13,330	13,987
5.63% (Cash), 5/15/2027 (a) (c) (i)	8,013	6,851
Corebridge Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.85%), 6.88%, 12/15/2052 (d)	3,996	4,104
CoreCivic, Inc. 8.25%, 4/15/2029	4,255	4,499
CoreWeave, Inc.
9.25%, 6/1/2030 (a)	3,596	3,614
9.00%, 2/1/2031 (a)	3,924	3,907
Coty, Inc.
5.00%, 4/15/2026 (a)	775	774
4.75%, 1/15/2029 (a)	880	863
Crescent Energy Finance LLC
9.25%, 2/15/2028 (a)	5,176	5,375
7.63%, 4/1/2032 (a)	3,986	3,895
7.38%, 1/15/2033 (a)	2,320	2,219
8.38%, 1/15/2034 (a)	1,563	1,547
Crown Castle, Inc., REIT
3.65%, 9/1/2027	55	54
4.90%, 9/1/2029	1,035	1,042
CSC Holdings LLC
5.38%, 2/1/2028 (a)	3,222	2,963
11.25%, 5/15/2028 (a)	1,567	1,575
6.50%, 2/1/2029 (a)	10,417	8,230
3.38%, 2/15/2031 (a)	1,735	1,135
4.50%, 11/15/2031 (a)	2,518	1,677
Dana, Inc. 5.63%, 6/15/2028	1,809	1,810
DaVita, Inc.
4.63%, 6/1/2030 (a)	9,025	8,606
3.75%, 2/15/2031 (a)	6,536	5,927
6.88%, 9/1/2032 (a)	1,691	1,739
Diamond Foreign Asset Co. 8.50%, 10/1/2030 (a)	2,452	2,556
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (a)	1,469	1,559
Directv Financing LLC 5.88%, 8/15/2027 (a)	4,425	4,401
Discovery Communications LLC 5.00%, 9/20/2037	739	535
DISH DBS Corp.
7.75%, 7/1/2026	9,576	8,511
5.25%, 12/1/2026 (a)	10,065	9,473
5.75%, 12/1/2028 (a)	2,450	2,189
DISH Network Corp. 11.75%, 11/15/2027 (a)	12,420	12,935
DOC DR LLC, REIT
3.95%, 1/15/2028	13	13
2.63%, 11/1/2031	4	4
Dominion Energy, Inc.
3.90%, 10/1/2025	150	150
Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.20%), 4.35%, 1/15/2027 (d) (f) (g)	3,390	3,314
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 7.00%, 6/1/2054 (d)	1,144	1,220
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (d)	1,754	1,835

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.21%), 6.63%, 5/15/2055 (d)	2,345	2,403
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a) (c)	2,736	2,159
DT Midstream, Inc.
4.13%, 6/15/2029 (a)	4,705	4,531
4.38%, 6/15/2031 (a)	1,677	1,596
Duke Energy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.59%), 6.45%, 9/1/2054 (d)	4,343	4,472
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	5,847	5,667
EchoStar Corp.
10.75%, 11/30/2029	5,220	5,501
6.75% (PIK), 11/30/2030 (i)	2,844	2,661
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	3,152	3,128
4.13%, 4/1/2029 (a)	2,842	2,688
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (h)	2,365	2,446
Embarq LLC 8.00%, 6/1/2036 (c)	4,000	1,966
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	1,421	1,090
EMRLD Borrower LP
6.63%, 12/15/2030 (a)	9,227	9,408
6.75%, 7/15/2031 (a)	1,287	1,325
Encino Acquisition Partners Holdings LLC
8.50%, 5/1/2028 (a)	6,339	6,474
8.75%, 5/1/2031 (a)	3,015	3,327
Encompass Health Corp.
5.75%, 9/15/2025	1,338	1,336
4.75%, 2/1/2030 (c)	2,556	2,498
4.63%, 4/1/2031 (c)	4,745	4,532
Endo Finance Holdings, Inc. 8.50%, 4/15/2031 (a) (c)	945	1,005
Energizer Holdings, Inc.
6.50%, 12/31/2027 (a)	1,513	1,535
4.75%, 6/15/2028 (a)	6,415	6,232
4.38%, 3/31/2029 (a)	5,401	5,120
Energy Transfer LP
4.75%, 1/15/2026	200	200
7.38%, 2/1/2031 (a)	995	1,041
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.02%), 8.00%, 5/15/2054 (d)	636	678
Enpro, Inc. 6.13%, 6/1/2033 (a)	926	934
Entegris, Inc.
4.38%, 4/15/2028 (a)	1,581	1,541
4.75%, 4/15/2029 (a)	5,001	4,899
3.63%, 5/1/2029 (a)	3,009	2,823
5.95%, 6/15/2030 (a)	7,957	8,028
Entergy Corp.
0.90%, 9/15/2025	97	97
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (d)	1,531	1,585
Enterprise Products Operating LLC Series E, (3-MONTH CME TERM SOFR + 3.29%), 5.25%, 8/16/2077 (d)	3,227	3,191
EQT Corp.
7.50%, 6/1/2027 (a)	2,955	3,008

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
4.50%, 1/15/2029 (a)	1,646	1,626
7.50%, 6/1/2030 (a)	2,365	2,592
4.75%, 1/15/2031 (a)	5,576	5,493
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (a)	6,588	6,943
8.63%, 5/15/2032 (a)	820	873
8.00%, 3/15/2033 (a)	1,336	1,395
Equitable Financial Life Global Funding
5.50%, 12/2/2025 (a)	272	273
4.88%, 11/19/2027 (a)	132	133
Esab Corp. 6.25%, 4/15/2029 (a)	1,862	1,903
Escrow Rite Aid 0.00%, 12/31/2049 ‡	967	—
Exelon Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.98%), 6.50%, 3/15/2055 (d)	2,690	2,749
Expand Energy Corp.
5.88%, 2/1/2029 (a)	575	576
6.75%, 4/15/2029 (a)	11,991	12,089
5.38%, 3/15/2030	5,142	5,147
4.75%, 2/1/2032	918	892
Fair Isaac Corp.
4.00%, 6/15/2028 (a)	1,295	1,251
6.00%, 5/15/2033 (a)	1,527	1,534
Fertitta Entertainment LLC 4.63%, 1/15/2029 (a)	208	198
Fifth Third Bancorp
Series L, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.22%), 4.50%, 9/30/2025 (d) (f) (g)	2,903	2,893
(SOFRINDX + 2.19%), 6.36%, 10/27/2028 (d)	301	313
(SOFR + 1.84%), 5.63%, 1/29/2032 (d)	398	412
Ford Motor Credit Co. LLC
4.13%, 8/4/2025	3,842	3,842
4.39%, 1/8/2026	5,270	5,257
6.95%, 3/6/2026	1,712	1,725
6.95%, 6/10/2026	1,864	1,885
4.54%, 8/1/2026	2,052	2,035
2.70%, 8/10/2026	2,049	1,998
4.27%, 1/9/2027	8,068	7,949
2.90%, 2/16/2028	1,455	1,365
6.80%, 5/12/2028	1,944	2,006
2.90%, 2/10/2029	880	801
7.20%, 6/10/2030	896	943
4.00%, 11/13/2030	3,339	3,065
Foundry JV Holdco LLC 5.50%, 1/25/2031 (a)	200	204
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	2,125	2,125
5.00%, 5/1/2028 (a)	10,138	10,125
6.75%, 5/1/2029 (a)	1,345	1,358
5.88%, 11/1/2029	50	50
6.00%, 1/15/2030 (a)	114	115
8.75%, 5/15/2030 (a)	2,138	2,238

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	2,750	2,538
Gartner, Inc.
4.50%, 7/1/2028 (a)	1,975	1,943
3.63%, 6/15/2029 (a)	1,138	1,079
3.75%, 10/1/2030 (a)	469	439
Gates Corp. 6.88%, 7/1/2029 (a)	873	898
GCI LLC 4.75%, 10/15/2028 (a)	8,852	8,544
General Motors Financial Co., Inc.
5.25%, 3/1/2026	250	250
4.30%, 4/6/2029	490	481
Genesis Energy LP
7.75%, 2/1/2028	3,701	3,738
8.88%, 4/15/2030	2,535	2,684
7.88%, 5/15/2032	799	826
GEO Group, Inc. (The) 8.63%, 4/15/2029	2,603	2,764
GFL Environmental, Inc.
4.00%, 8/1/2028 (a)	4,027	3,903
4.75%, 6/15/2029 (a)	2,885	2,821
6.75%, 1/15/2031 (a)	4,377	4,536
Global Infrastructure Solutions, Inc.
5.63%, 6/1/2029 (a)	3,005	2,989
7.50%, 4/15/2032 (a)	2,995	3,077
Global Medical Response, Inc. 10.00% (Blend (Cash 9.25% + PIK 0.75%)), 10/31/2028 (a) (i)	2,330	2,317
Global Payments, Inc. 3.20%, 8/15/2029	18	17
Goat Holdco LLC 6.75%, 2/1/2032 (a)	1,182	1,192
Goldman Sachs Bank USA (SOFR + 0.77%), 5.15%, 3/18/2027 (d)	320	321
Goldman Sachs Group, Inc. (The)
Series S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 7.19%, 2/10/2026 (d) (f) (g)	1,490	1,493
Series R, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 7.56%, 2/10/2026 (d) (f) (g)	1,809	1,820
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 3.80%, 5/10/2026 (d) (f) (g)	5,607	5,498
Series U, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.92%), 3.65%, 8/10/2026 (d) (f) (g)	1,830	1,790
(SOFR + 0.82%), 1.54%, 9/10/2027 (d)	363	351
(SOFR + 0.91%), 1.95%, 10/21/2027 (d)	19	18
(SOFR + 1.11%), 2.64%, 2/24/2028 (d)	15	15
(SOFR + 1.85%), 3.62%, 3/15/2028 (d)	983	968
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 7.50%, 2/10/2029 (d) (f) (g)	4,001	4,226
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.50%, 5/10/2029 (d) (f) (g)	6,484	6,775
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.85%, 2/10/2030 (d) (f) (g)	4,610	4,708
(SOFR + 1.28%), 2.62%, 4/22/2032 (d)	486	433
(SOFR + 1.25%), 2.38%, 7/21/2032 (d)	464	405
(SOFR + 1.26%), 2.65%, 10/21/2032 (d)	16	14
Series Y, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 2.40%), 6.13%, 11/10/2034 (d) (f) (g)	5,630	5,567
(SOFR + 1.55%), 5.33%, 7/23/2035 (d)	149	151
(SOFR + 1.42%), 5.02%, 10/23/2035 (d)	1,805	1,780
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029	5,732	5,561
6.63%, 7/15/2030	1,022	1,040

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
5.25%, 7/15/2031	1,189	1,128
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	1,006	1,004
Gray Media, Inc.
10.50%, 7/15/2029 (a)	7,900	8,549
4.75%, 10/15/2030 (a)	3,240	2,418
5.38%, 11/15/2031 (a)	1,274	940
7.25%, 8/15/2033 (a)	3,907	3,886
Griffon Corp. 5.75%, 3/1/2028	4,655	4,635
Group 1 Automotive, Inc.
4.00%, 8/15/2028 (a)	1,271	1,225
6.38%, 1/15/2030 (a)	1,187	1,209
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	2,718	2,762
Hanesbrands, Inc. 9.00%, 2/15/2031 (a) (c)	1,660	1,747
Harvest Midstream I LP 7.50%, 5/15/2032 (a)	1,661	1,727
HCA, Inc.
2.38%, 7/15/2031	73	63
5.60%, 4/1/2034	600	611
HealthEquity, Inc. 4.50%, 10/1/2029 (a)	50	48
Herc Holdings, Inc.
5.50%, 7/15/2027 (a)	3,841	3,826
6.63%, 6/15/2029 (a)	2,268	2,322
7.00%, 6/15/2030 (a)	1,462	1,511
Hertz Corp. (The)
4.63%, 12/1/2026 (a)	3,713	3,358
12.63%, 7/15/2029 (a)	5,580	5,830
5.00%, 12/1/2029 (a)	8,062	5,663
Hertz Corp. (The), Escrow
6.25%, 10/15/2022 ‡ (j)	1,106	75
5.50%, 10/15/2024 ‡ (j)	11,828	680
7.13%, 8/1/2026 ‡ (j)	5,505	1,101
6.00%, 1/15/2028 ‡ (j)	5,450	981
Hess Midstream Operations LP
5.88%, 3/1/2028 (a)	812	825
6.50%, 6/1/2029 (a)	1,763	1,816
4.25%, 2/15/2030 (a)	2,708	2,620
Hilcorp Energy I LP
6.25%, 11/1/2028 (a)	193	194
6.00%, 4/15/2030 (a)	1,791	1,761
6.25%, 4/15/2032 (a)	1,490	1,430
6.88%, 5/15/2034 (a)	552	532
Hillenbrand, Inc. 6.25%, 2/15/2029	769	779
Hilton Domestic Operating Co., Inc.
5.75%, 5/1/2028 (a)	2,807	2,806
5.88%, 4/1/2029 (a)	1,254	1,274
3.75%, 5/1/2029 (a)	1,645	1,567
4.88%, 1/15/2030	1,463	1,443
6.13%, 4/1/2032 (a)	1,184	1,208

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
5.88%, 3/15/2033 (a)	2,680	2,700
5.75%, 9/15/2033 (a)	3,472	3,475
Hologic, Inc. 3.25%, 2/15/2029 (a)	4,592	4,348
Howard Midstream Energy Partners LLC
8.88%, 7/15/2028 (a)	2,815	2,935
7.38%, 7/15/2032 (a)	2,125	2,197
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	3,046	2,304
Huntington Bancshares, Inc. Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 7 Year + 4.05%), 4.45%, 10/15/2027 (d) (f) (g)	357	351
Hyundai Capital America
1.65%, 9/17/2026 (a)	37	36
4.30%, 9/24/2027 (a)	141	140
2.10%, 9/15/2028 (a)	18	17
ICITII 6.00%, 1/31/2033 ‡ (b)	853	682
iHeartCommunications, Inc.
9.13%, 5/1/2029 (a)	9,635	8,037
10.88%, 5/1/2030 (a) (c)	4,810	2,383
7.75%, 8/15/2030 (a)	1,612	1,255
ILFC E-Capital Trust I 6.43%, 12/21/2065 (a) (l)	2,263	1,892
ILFC E-Capital Trust II 6.68%, 12/21/2065 (a) (l)	3,358	2,848
Imola Merger Corp. 4.75%, 5/15/2029 (a)	10,829	10,507
Insight Enterprises, Inc. 6.63%, 5/15/2032 (a)	897	917
IQVIA, Inc.
5.00%, 10/15/2026 (a)	7,250	7,232
5.00%, 5/15/2027 (a)	2,786	2,770
6.25%, 6/1/2032 (a)	5,623	5,766
Iron Mountain, Inc., REIT
4.88%, 9/15/2027 (a)	3,155	3,131
5.25%, 3/15/2028 (a)	2,317	2,305
5.00%, 7/15/2028 (a)	409	405
5.25%, 7/15/2030 (a)	5,633	5,536
6.25%, 1/15/2033 (a)	364	370
ITC Holdings Corp., 2.95%, 5/14/2030 (a)	34	31
Jackson National Life Global Funding 5.55%, 7/2/2027 (a)	250	254
JELD-WEN, Inc.
4.88%, 12/15/2027 (a)	3,295	3,126
7.00%, 9/1/2032 (a) (c)	1,695	1,272
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	5,002	4,836
JH North America Holdings, Inc.
5.88%, 1/31/2031 (a)	1,056	1,060
6.13%, 7/31/2032 (a)	1,581	1,597
Kimco Realty OP LLC, REIT 2.25%, 12/1/2031	10	9
Kinetik Holdings LP
6.63%, 12/15/2028 (a)	1,210	1,237
5.88%, 6/15/2030 (a)	2,451	2,453
Knife River Corp. 7.75%, 5/1/2031 (a)	3,104	3,257
Kodiak Gas Services LLC 7.25%, 2/15/2029 (a)	1,796	1,839

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
LABL, Inc. 8.63%, 10/1/2031 (a)	543	451
Lamar Media Corp. 4.00%, 2/15/2030	500	474
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (a)	6,785	6,455
LD Holdings Group LLC 8.75%, 11/1/2027 (a)	535	503
Lear Corp. 2.60%, 1/15/2032	5	4
Leidos, Inc. 5.40%, 3/15/2032	207	211
Level 3 Financing, Inc.
4.88%, 6/15/2029 (a)	216	203
11.00%, 11/15/2029 (a)	2,074	2,351
3.88%, 10/15/2030 (a)	1,239	1,062
10.75%, 12/15/2030 (a)	1,600	1,802
6.88%, 6/30/2033 (a)	3,070	3,111
Liberty Interactive LLC 8.25%, 2/1/2030	1,702	234
Lithia Motors, Inc. 4.38%, 1/15/2031 (a) (c)	1,604	1,509
Live Nation Entertainment, Inc.
5.63%, 3/15/2026 (a)	4,097	4,096
6.50%, 5/15/2027 (a)	10,261	10,378
4.75%, 10/15/2027 (a)	8,509	8,377
3.75%, 1/15/2028 (a)	2,273	2,209
Lumen Technologies, Inc.
4.13%, 4/15/2029 (a)	2,184	2,127
5.38%, 6/15/2029 (a)	4,316	3,857
4.13%, 4/15/2030 (a)	8,787	8,559
10.00%, 10/15/2032 (a)	715	723
M/I Homes, Inc. 4.95%, 2/1/2028	130	129
Madison IAQ LLC
4.13%, 6/30/2028 (a)	1,815	1,756
5.88%, 6/30/2029 (a) (c)	6,049	5,889
Mallinckrodt International Finance SA 14.75%, 11/14/2028 (a)	2,929	2,991
Marriott Ownership Resorts, Inc.
4.75%, 1/15/2028	36	35
4.50%, 6/15/2029 (a) (c)	971	929
Mars, Inc.
4.60%, 3/1/2028 (a)	430	432
4.80%, 3/1/2030 (a)	250	252
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	2,004	2,037
Matador Resources Co.
6.50%, 4/15/2032 (a)	1,944	1,950
6.25%, 4/15/2033 (a)	2,751	2,725
Mauser Packaging Solutions Holding Co. 7.88%, 4/15/2027 (a)	15,319	15,453
McGraw-Hill Education, Inc. 5.75%, 8/1/2028 (a)	2,113	2,105
Medline Borrower LP
3.88%, 4/1/2029 (a)	10,352	9,872
6.25%, 4/1/2029 (a)	4,007	4,086
5.25%, 10/1/2029 (a)	6,020	5,902
MetLife Capital Trust IV 7.88%, 12/15/2037 (a)	7,992	8,720
MetLife, Inc. Series D, (3-MONTH CME TERM SOFR + 3.22%), 5.88%, 3/15/2028 (d) (f) (g)	106	108

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
MGM Resorts International
6.13%, 9/15/2029	2,478	2,512
6.50%, 4/15/2032 (c)	3,131	3,180
Microchip Technology, Inc. 4.25%, 9/1/2025	250	250
Midcontinent Communications 8.00%, 8/15/2032 (a)	3,193	3,369
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (a)	1,762	1,799
MIWD Holdco II LLC 5.50%, 2/1/2030 (a)	1,256	1,196
Molina Healthcare, Inc. 4.38%, 6/15/2028 (a)	1,150	1,101
Moog, Inc. 4.25%, 12/15/2027 (a)	247	241
Morgan Stanley
(SOFR + 0.86%), 1.51%, 7/20/2027 (d)	40	39
(SOFR + 1.61%), 4.21%, 4/20/2028 (d)	20	20
(SOFR + 1.45%), 5.17%, 1/16/2030 (d)	619	631
(SOFR + 1.02%), 1.93%, 4/28/2032 (d)	18	15
(SOFR + 1.20%), 2.51%, 10/20/2032 (d)	948	830
(SOFR + 1.73%), 5.47%, 1/18/2035 (d)	673	689
(SOFR + 1.56%), 5.32%, 7/19/2035 (d)	130	132
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (d)	817	843
(SOFR + 1.49%), 3.22%, 4/22/2042 (d)	5	4
Morgan Stanley Bank NA (SOFR + 1.08%), 4.95%, 1/14/2028 (d)	455	458
MPT Operating Partnership LP, REIT 8.50%, 2/15/2032 (a)	1,686	1,752
Nationstar Mortgage Holdings, Inc.
6.00%, 1/15/2027 (a)	430	430
5.50%, 8/15/2028 (a)	1,311	1,309
6.50%, 8/1/2029 (a)	200	205
5.13%, 12/15/2030 (a)	2,225	2,221
5.75%, 11/15/2031 (a)	4,470	4,520
7.13%, 2/1/2032 (a)	1,602	1,673
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	4,744	5,139
NCR Voyix Corp.
5.00%, 10/1/2028 (a)	115	113
5.13%, 4/15/2029 (a)	5,476	5,367
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	1,187	1,157
Nevada Power Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.94%), 6.25%, 5/15/2055 (d)	1,070	1,066
New Albertsons LP
7.75%, 6/15/2026	1,535	1,559
6.63%, 6/1/2028	613	631
7.45%, 8/1/2029	392	415
8.00%, 5/1/2031	2,108	2,270
Newell Brands, Inc.
6.38%, 9/15/2027	892	899
8.50%, 6/1/2028 (a)	1,947	2,040
6.63%, 9/15/2029	3,206	3,192
6.38%, 5/15/2030	1,470	1,424
6.63%, 5/15/2032 (c)	629	602
6.87%, 4/1/2036 (h)	1,192	1,138

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
News Corp.
3.88%, 5/15/2029 (a)	4,395	4,196
5.13%, 2/15/2032 (a)	2,490	2,427
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	10,449	10,429
4.75%, 11/1/2028 (a) (c)	8,140	7,912
NextEra Energy Capital Holdings, Inc.
5.75%, 9/1/2025	500	500
5.05%, 3/15/2030	990	1,008
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.75%, 6/15/2054 (d)	1,617	1,687
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.36%), 6.70%, 9/1/2054 (d)	1,100	1,135
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 6.38%, 8/15/2055 (d)	1,180	1,211
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.98%), 6.50%, 8/15/2055 (d)	945	975
(3-MONTH SOFR + 3.16%), 5.65%, 5/1/2079 (d)	3,683	3,665
NGL Energy Operating LLC
8.13%, 2/15/2029 (a)	2,582	2,555
8.38%, 2/15/2032 (a)	2,255	2,206
NiSource, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.95%, 11/30/2054 (d)	3,014	3,123
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.53%), 6.38%, 3/31/2055 (d)	2,550	2,583
Noble Finance II LLC 8.00%, 4/15/2030 (a)	1,809	1,845
Novelis Corp.
3.25%, 11/15/2026 (a)	2,558	2,517
4.75%, 1/30/2030 (a)	4,690	4,493
6.88%, 1/30/2030 (a)	648	668
NRG Energy, Inc.
5.75%, 1/15/2028	1,086	1,089
3.38%, 2/15/2029 (a)	2,175	2,042
5.25%, 6/15/2029 (a)	3,177	3,142
5.75%, 7/15/2029 (a)	185	183
3.88%, 2/15/2032 (a)	762	696
6.00%, 2/1/2033 (a)	2,220	2,226
7.00%, 3/15/2033 (a)	1,272	1,395
NuStar Logistics LP
6.00%, 6/1/2026	3,036	3,046
6.38%, 10/1/2030	2,015	2,076
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	4,166	4,026
OneMain Finance Corp.
7.13%, 3/15/2026	1,472	1,490
3.50%, 1/15/2027	1,875	1,830
6.63%, 1/15/2028	3,483	3,566
3.88%, 9/15/2028	370	353
9.00%, 1/15/2029	287	301
ONEOK, Inc.
4.85%, 7/15/2026	649	650
5.60%, 4/1/2044	522	478

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Organon & Co.
4.13%, 4/30/2028 (a)	5,828	5,516
5.13%, 4/30/2031 (a)	6,281	5,434
7.88%, 5/15/2034 (a)	525	470
Outfront Media Capital LLC
4.25%, 1/15/2029 (a)	1,221	1,162
7.38%, 2/15/2031 (a)	3,643	3,825
Owens & Minor, Inc.
4.50%, 3/31/2029 (a) (c)	4,242	3,669
6.63%, 4/1/2030 (a) (c)	2,204	1,985
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	2,223	2,226
Par Pharmaceutical, Inc. 0.00%, 4/1/2027 ‡ (j)	6,648	—
Paramount Global (3-MONTH SOFR + 3.90%), 6.25%, 2/28/2057 (d)	2,363	2,277
Penske Truck Leasing Co. LP 1.20%, 11/15/2025 (a)	200	198
Performance Food Group, Inc.
5.50%, 10/15/2027 (a)	2,555	2,551
4.25%, 8/1/2029 (a)	7,702	7,405
6.13%, 9/15/2032 (a)	1,119	1,136
Permian Resources Operating LLC
8.00%, 4/15/2027 (a)	2,380	2,434
9.88%, 7/15/2031 (a)	4,657	5,070
7.00%, 1/15/2032 (a)	2,221	2,293
6.25%, 2/1/2033 (a)	2,008	2,020
Perrigo Finance Unlimited Co. Series USD, 6.13%, 9/30/2032	1,413	1,428
PetSmart, Inc.
4.75%, 2/15/2028 (a)	5,361	5,261
7.75%, 2/15/2029 (a)	4,906	4,801
PG&E Corp.
5.00%, 7/1/2028	3,418	3,335
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.88%), 7.38%, 3/15/2055 (d)	2,693	2,599
Philip Morris International, Inc.
5.13%, 2/15/2030	590	604
4.38%, 4/30/2030	205	204
Pike Corp.
5.50%, 9/1/2028 (a)	2,908	2,896
8.63%, 1/31/2031 (a)	797	857
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	2,542	1,976
PNC Bank NA (SOFR + 0.50%), 4.78%, 1/15/2027 (d)	250	250
PNC Financial Services Group, Inc. (The)
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.60%), 3.40%, 9/15/2026 (d) (f) (g)	9,908	9,547
Series V, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.24%), 6.20%, 9/15/2027 (d) (f) (g)	4,543	4,592
(SOFR + 1.34%), 5.30%, 1/21/2028 (d)	214	216
(SOFR + 1.62%), 5.35%, 12/2/2028 (d)	123	126
(SOFR + 1.90%), 5.68%, 1/22/2035 (d)	673	698
Post Holdings, Inc.
5.50%, 12/15/2029 (a)	7,148	7,086
6.25%, 2/15/2032 (a)	2,632	2,681

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
PPL Capital Funding, Inc. Series A, (3-MONTH CME TERM SOFR + 2.93%), 7.22%, 3/30/2067 (d)	7,617	7,548
Prairie Acquiror LP 9.00%, 8/1/2029 (a)	1,057	1,095
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	282	280
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	2,129	2,138
3.38%, 8/31/2027 (a)	1,981	1,910
Primo Water Holdings, Inc.
6.25%, 4/1/2029 (a)	2,758	2,764
4.38%, 4/30/2029 (a)	315	304
Prudential Financial, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 5.13%, 3/1/2052 (d)	3,169	3,070
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.00%, 9/1/2052 (d)	286	290
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 6.75%, 3/1/2053 (d)	3,054	3,199
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.40%), 6.50%, 3/15/2054 (d)	2,743	2,849
Quikrete Holdings, Inc. 6.38%, 3/1/2032 (a)	6,184	6,342
QVC, Inc. 6.88%, 4/15/2029 (a) (c)	43	19
Qwest Corp. 7.25%, 9/15/2025	325	325
QXO Building Products, Inc. 6.75%, 4/30/2032 (a)	3,650	3,759
Radiology Partners, Inc. 8.50%, 7/15/2032 (a)	5,101	5,154
Range Resources Corp.
8.25%, 1/15/2029	3,867	3,965
4.75%, 2/15/2030 (a)	252	245
Raven Acquisition Holdings LLC 6.88%, 11/15/2031 (a)	2,240	2,262
Regal Rexnord Corp.
6.05%, 4/15/2028	2,162	2,227
6.30%, 2/15/2030	1,822	1,907
6.40%, 4/15/2033	2,552	2,698
Resideo Funding, Inc. 6.50%, 7/15/2032 (a)	2,896	2,938
RHP Hotel Properties LP, REIT
4.75%, 10/15/2027	7,265	7,187
7.25%, 7/15/2028 (a)	929	958
4.50%, 2/15/2029 (a)	7,243	7,044
6.50%, 4/1/2032 (a)	3,424	3,496
6.50%, 6/15/2033 (a)	545	558
RingCentral, Inc. 8.50%, 8/15/2030 (a)	3,887	4,130
Rite Aid Corp.
7.50%, 7/1/2025 ‡ (j)	3,803	—
8.00%, 11/15/2026 ‡ (j)	6,024	—
(3-MONTH CME TERM SOFR + 7.00%), 11.32%, 8/30/2031 ‡ (a) (d) (j)	1,027	—
15.00%, 8/30/2031 ‡ (j)	4,375	—
Rite Aid Corp., Escrow 8.00%, 10/18/2025 ‡ (j)	2,765	—
Rocket Cos., Inc.
6.13%, 8/1/2030 (a)	3,345	3,392
6.38%, 8/1/2033 (a)	1,783	1,819
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	2,759	2,690
3.63%, 3/1/2029 (a)	3,048	2,879

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
4.00%, 10/15/2033 (a)	466	412
Rockies Express Pipeline LLC
4.80%, 5/15/2030 (a)	1,170	1,126
6.75%, 3/15/2033 (a)	1,396	1,450
Royal Caribbean Cruises Ltd.
5.63%, 9/30/2031 (a)	2,372	2,389
6.25%, 3/15/2032 (a)	5,835	5,989
6.00%, 2/1/2033 (a)	4,021	4,087
RXO, Inc. 7.50%, 11/15/2027 (a)	2,956	3,005
Sabine Pass Liquefaction LLC 5.88%, 6/30/2026	70	70
Saks Global Enterprises LLC 11.00%, 12/15/2029 (a)	2,069	466
SBA Communications Corp., REIT
3.88%, 2/15/2027	1,140	1,120
3.13%, 2/1/2029	1,040	969
Scotts Miracle-Gro Co. (The)
4.50%, 10/15/2029	3,957	3,792
4.00%, 4/1/2031	2,829	2,583
4.38%, 2/1/2032	4,777	4,340
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	2,582	2,579
Seagate Data Storage Technology Pte. Ltd.
8.25%, 12/15/2029 (a)	2,385	2,542
8.50%, 7/15/2031 (a)	565	597
Sempra
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.55%), 4.88%, 10/15/2025 (d) (f) (g)	5,542	5,516
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 4.13%, 4/1/2052 (d)	1,453	1,403
Sensata Technologies BV
4.00%, 4/15/2029 (a)	5,555	5,280
5.88%, 9/1/2030 (a)	2,070	2,072
Sensata Technologies, Inc.
3.75%, 2/15/2031 (a) (c)	878	801
6.63%, 7/15/2032 (a)	400	409
Service Corp. International
7.50%, 4/1/2027	2,735	2,832
4.63%, 12/15/2027	197	195
5.13%, 6/1/2029	10	10
3.38%, 8/15/2030	2,353	2,144
4.00%, 5/15/2031	915	849
SGUS LLC 11.00%, 12/15/2029 (a)	570	533
Shift4 Payments LLC 6.75%, 8/15/2032 (a)	2,401	2,480
Shutterfly Finance LLC
8.50%, 10/1/2027 (a) (c)	10,578	9,837
9.75%, 10/1/2027 (a)	1,580	1,584
Sinclair Television Group, Inc.
5.13%, 2/15/2027 (a)	2,890	2,785
8.13%, 2/15/2033 (a)	2,449	2,498
Sirius XM Radio LLC
4.00%, 7/15/2028 (a)	23,607	22,469

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
5.50%, 7/1/2029 (a)	10,408	10,279
3.88%, 9/1/2031 (a) (c)	81	71
Six Flags Entertainment Corp.
5.38%, 4/15/2027	965	964
5.25%, 7/15/2029	3,263	3,171
7.25%, 5/15/2031 (a)	2,398	2,444
6.63%, 5/1/2032 (a)	4,614	4,698
SM Energy Co.
6.75%, 9/15/2026	2,398	2,403
6.63%, 1/15/2027	3,335	3,328
6.50%, 7/15/2028	1,787	1,798
6.75%, 8/1/2029 (a)	350	350
7.00%, 8/1/2032 (a)	1,663	1,647
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (a)	2,890	3,041
Snap, Inc. 6.88%, 3/1/2033 (a)	1,019	1,045
Somnigroup International, Inc.
4.00%, 4/15/2029 (a)	7,570	7,189
3.88%, 10/15/2031 (a)	2,990	2,699
Sonic Automotive, Inc.
4.63%, 11/15/2029 (a) (c)	4,036	3,881
4.88%, 11/15/2031 (a) (c)	3,449	3,251
Sotera Health Holdings LLC 7.38%, 6/1/2031 (a)	2,502	2,588
Southern Co. (The)
3.25%, 7/1/2026	250	247
Series 21-A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.92%), 3.75%, 9/15/2051 (d)	2,065	2,032
Series 2025, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.07%), 6.38%, 3/15/2055 (d)	1,174	1,215
Spectrum Brands, Inc. 3.88%, 3/15/2031 (a)	729	582
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (a)	2,541	2,685
SS&C Technologies, Inc.
5.50%, 9/30/2027 (a)	12,118	12,121
6.50%, 6/1/2032 (a)	705	725
Stagwell Global LLC 5.63%, 8/15/2029 (a)	5,221	5,025
Standard Building Solutions, Inc.
6.50%, 8/15/2032 (a)	4,629	4,727
6.25%, 8/1/2033 (a)	2,603	2,628
Standard Industries, Inc.
5.00%, 2/15/2027 (a)	1,647	1,646
4.75%, 1/15/2028 (a)	6,985	6,889
4.38%, 7/15/2030 (a)	215	204
Staples, Inc.
10.75%, 9/1/2029 (a)	9,155	8,584
12.75%, 1/15/2030 (a)	5,152	3,604
Starwood Property Trust, Inc., REIT 7.25%, 4/1/2029 (a)	1,222	1,278
State Street Corp.
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (d) (f) (g)	8,012	8,260
Series J, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.70%, 9/15/2029 (d) (f) (g)	3,100	3,215
(SOFR + 1.57%), 4.82%, 1/26/2034 (d)	464	462

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
STRU 4.75%, 7/16/2035 (k)	770	758
Stryker Corp. 4.85%, 2/10/2030	1,005	1,022
Sunoco LP
5.88%, 3/15/2028	433	432
7.00%, 5/1/2029 (a)	1,157	1,198
4.50%, 5/15/2029	2,780	2,695
4.50%, 4/30/2030	4,232	4,058
Surgery Center Holdings, Inc. 7.25%, 4/15/2032 (a) (c)	2,300	2,365
Synaptics, Inc. 4.00%, 6/15/2029 (a)	2,089	1,972
Synopsys, Inc. 4.85%, 4/1/2030	875	885
Take-Two Interactive Software, Inc. 4.00%, 4/14/2032	7	7
Tallgrass Energy Partners LP
5.50%, 1/15/2028 (a)	2,575	2,552
7.38%, 2/15/2029 (a)	1,583	1,624
6.00%, 12/31/2030 (a)	2,578	2,526
6.00%, 9/1/2031 (a)	5,087	4,985
Targa Resources Partners LP 6.88%, 1/15/2029	1,906	1,946
TEGNA, Inc.
4.75%, 3/15/2026 (a)	259	258
4.63%, 3/15/2028	1,083	1,051
5.00%, 9/15/2029	2,149	2,066
Tenet Healthcare Corp.
6.25%, 2/1/2027	5,110	5,112
5.13%, 11/1/2027	7,215	7,186
4.25%, 6/1/2029	1,019	983
6.13%, 6/15/2030	6,231	6,287
6.75%, 5/15/2031	5,404	5,560
Terex Corp.
5.00%, 5/15/2029 (a)	6,259	6,109
6.25%, 10/15/2032 (a)	1,903	1,906
T-Mobile USA, Inc. 2.25%, 11/15/2031	965	833
TopBuild Corp. 4.13%, 2/15/2032 (a)	429	395
TransDigm, Inc.
6.38%, 3/1/2029 (a)	5,016	5,134
6.63%, 3/1/2032 (a)	3,132	3,221
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	1,083	1,082
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	865	886
Transocean, Inc. 8.75%, 2/15/2030 (a)	1,085	1,125
TriMas Corp. 4.13%, 4/15/2029 (a)	4,505	4,322
TriNet Group, Inc. 7.13%, 8/15/2031 (a)	2,095	2,156
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	2,548	2,653
Trinseo Luxco Finance SPV Sarl 7.63% (Blend (Cash 5.13% + PIK 2.50%)), 5/3/2029 (a) (i)	2,807	1,554
Truist Financial Corp.
Series N, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 6.67%, 9/1/2025 (d) (f) (g)	2,651	2,649
(SOFR + 0.61%), 1.27%, 3/2/2027 (d)	350	343
Series M, (3-MONTH CME TERM SOFR + 3.05%), 5.13%, 12/15/2027 (d) (f) (g)	2,018	1,983
Series Q, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.35%), 5.10%, 3/1/2030 (d) (f) (g)	6,957	6,848

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
(SOFR + 1.31%), 5.07%, 5/20/2031 (d)	395	400
(SOFR + 1.92%), 5.71%, 1/24/2035 (d)	979	1,013
UDR, Inc., REIT
3.20%, 1/15/2030	36	34
3.00%, 8/15/2031	9	8
United Airlines, Inc. 4.63%, 4/15/2029 (a)	3,330	3,252
United Rentals North America, Inc.
5.50%, 5/15/2027	6,701	6,702
3.88%, 2/15/2031	2,265	2,113
6.13%, 3/15/2034 (a)	3,642	3,734
United States Cellular Corp. 6.70%, 12/15/2033	2,500	2,625
United States Steel Corp. 6.88%, 3/1/2029	211	212
Univision Communications, Inc.
8.00%, 8/15/2028 (a)	5,892	6,053
7.38%, 6/30/2030 (a)	4,022	4,000
9.38%, 8/1/2032 (a)	1,359	1,410
US Bancorp
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.54%), 3.70%, 1/15/2027 (d) (f) (g)	8,601	8,269
Series J, (3-MONTH CME TERM SOFR + 3.18%), 5.30%, 4/15/2027 (d) (f) (g)	1,216	1,211
(SOFR + 1.56%), 5.38%, 1/23/2030 (d)	82	84
(SOFR + 1.02%), 2.68%, 1/27/2033 (d)	915	802
(SOFR + 1.86%), 5.68%, 1/23/2035 (d)	810	839
US Foods, Inc. 6.88%, 9/15/2028 (a)	1,200	1,236
Vail Resorts, Inc.
5.63%, 7/15/2030 (a)	1,372	1,380
6.50%, 5/15/2032 (a)	1,735	1,783
Valaris Ltd. 8.38%, 4/30/2030 (a)	893	922
Ventas Realty LP, REIT 4.00%, 3/1/2028	22	22
Venture Global Calcasieu Pass LLC 3.88%, 11/1/2033 (a)	520	454
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	4,292	4,444
9.50%, 2/1/2029 (a)	1,315	1,434
7.00%, 1/15/2030 (a) (c)	2,798	2,837
8.38%, 6/1/2031 (a)	1,985	2,053
9.88%, 2/1/2032 (a)	3,640	3,927
Venture Global Plaquemines LNG LLC
6.50%, 1/15/2034 (a)	6,944	7,144
7.75%, 5/1/2035 (a)	690	757
6.75%, 1/15/2036 (a)	2,250	2,315
VICI Properties LP, REIT
5.75%, 2/1/2027 (a)	4,882	4,934
4.63%, 12/1/2029 (a)	4,688	4,594
Vistra Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.74%), 7.00%, 12/15/2026 (a) (d) (f) (g)	1,472	1,486
Vistra Operations Co. LLC
5.50%, 9/1/2026 (a)	166	166
5.63%, 2/15/2027 (a)	8,005	7,996
5.00%, 7/31/2027 (a)	86	86

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
4.38%, 5/1/2029 (a)	911	883
7.75%, 10/15/2031 (a)	5,689	6,021
6.88%, 4/15/2032 (a)	2,128	2,211
Vital Energy, Inc. 7.88%, 4/15/2032 (a) (c)	2,245	1,970
VMware LLC 2.20%, 8/15/2031	63	55
Wabash National Corp. 4.50%, 10/15/2028 (a)	3,500	3,133
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	2,335	2,452
Warnermedia Holdings, Inc. 4.28%, 3/15/2032	3,691	3,099
Wayfair LLC
7.25%, 10/31/2029 (a)	1,166	1,186
7.75%, 9/15/2030 (a)	2,876	2,948
Weekley Homes LLC 4.88%, 9/15/2028 (a)	599	576
Wells Fargo & Co.
Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (d) (f) (g)	8,146	8,070
(3-MONTH CME TERM SOFR + 1.43%), 3.20%, 6/17/2027 (d)	250	247
(SOFR + 1.51%), 3.53%, 3/24/2028 (d)	983	967
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.61%), 7.63%, 9/15/2028 (d) (f) (g)	2,541	2,705
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.85%, 9/15/2029 (d) (f) (g)	3,896	4,036
(SOFR + 1.50%), 5.20%, 1/23/2030 (d)	556	568
(SOFR + 2.10%), 4.90%, 7/25/2033 (d)	464	464
(SOFR + 2.02%), 5.39%, 4/24/2034 (d)	269	275
(SOFR + 1.78%), 5.50%, 1/23/2035 (d)	464	475
Wesco Aircraft Holdings, Inc. 9.00%, 11/15/2026 ‡ (a) (c) (j)	8,013	3,366
WESCO Distribution, Inc.
7.25%, 6/15/2028 (a)	3,215	3,258
6.38%, 3/15/2029 (a)	6,178	6,337
6.63%, 3/15/2032 (a)	3,267	3,371
6.38%, 3/15/2033 (a)	1,215	1,244
Williams Cos., Inc. (The) 2.60%, 3/15/2031	19	17
Williams Scotsman, Inc.
6.63%, 6/15/2029 (a)	1,116	1,144
6.63%, 4/15/2030 (a)	648	668
7.38%, 10/1/2031 (a)	2,911	3,039
WMG Acquisition Corp. 3.75%, 12/1/2029 (a)	4,231	3,972
WP Carey, Inc., REIT
2.40%, 2/1/2031	33	29
2.45%, 2/1/2032	7	6
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	4,453	4,428
5.63%, 8/15/2029 (a)	2,806	2,587
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (a)	6,520	6,470
7.13%, 2/15/2031 (a)	925	984
6.25%, 3/15/2033 (a) (c)	1,858	1,863
Xerox Corp. 10.25%, 10/15/2030 (a)	1,355	1,393
Xerox Holdings Corp.
5.50%, 8/15/2028 (a)	100	66

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
8.88%, 11/30/2029 (a) (c)	2,419	1,575
XHR LP, REIT 4.88%, 6/1/2029 (a) (c)	1,316	1,270
XPO, Inc.
6.25%, 6/1/2028 (a)	1,845	1,875
7.13%, 2/1/2032 (a)	1,640	1,705
Yum! Brands, Inc.
4.63%, 1/31/2032	3,147	3,013
5.38%, 4/1/2032	64	64
Ziff Davis, Inc. 4.63%, 10/15/2030 (a)	309	287
		2,315,842
Uzbekistan — 0.1%
Jscb Agrobank 9.25%, 10/2/2029 (a)	700	745
Navoi Mining & Metallurgical Combinat 6.95%, 10/17/2031 (a) (c)	940	971
Navoiyuran State Enterprise 6.70%, 7/2/2030 (a)	1,400	1,388
Uzbekneftegaz JSC 4.75%, 11/16/2028 (a)	1,350	1,260
		4,364
Venezuela, Bolivarian Republic of — 0.0% ^
Petroleos de Venezuela SA, 8.50%, 10/27/2020 (b) (j)	620	556
Total Corporate Bonds (Cost $2,793,231)		2,784,935
	SHARES (000)
Common Stocks — 32.2%
Australia — 0.4%
AGL Energy Ltd.	316	1,970
Atlas Arteria Ltd.	161	532
Bendigo & Adelaide Bank Ltd.	93	726
BHP Group Ltd.	44	1,103
Dexus, REIT	118	531
Fortescue Ltd.	32	359
Glencore plc	325	1,305
IGO Ltd.	52	146
Insignia Financial Ltd. *	183	528
JB Hi-Fi Ltd.	3	206
Magellan Financial Group Ltd.	37	252
Metcash Ltd.	329	821
New Hope Corp. Ltd. (c)	113	302
QBE Insurance Group Ltd.	669	9,922
Region Group, REIT	94	141
Rio Tinto Ltd.	84	5,994
Rio Tinto plc	120	7,117
Sonic Healthcare Ltd.	72	1,279
Woodside Energy Group Ltd.	96	1,632

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Australia — continued
Woolworths Group Ltd.	74	1,492
Yancoal Australia Ltd. (c)	78	316
		36,674
Austria — 0.1%
ANDRITZ AG	22	1,566
BAWAG Group AG (b)	10	1,289
Erste Group Bank AG	25	2,253
OMV AG	58	2,958
Strabag SE	8	711
		8,777
Belgium — 0.1%
Ageas SA	24	1,656
Anheuser-Busch InBev SA	32	1,808
KBC Group NV	13	1,293
Proximus SADP	209	1,740
Solvay SA	23	732
Umicore SA	83	1,309
		8,538
Brazil — 0.2%
B3 SA - Brasil Bolsa Balcao	2,504	5,617
Banco do Brasil SA	506	1,787
Itau Unibanco Holding SA (Preference)	431	2,692
Petroleo Brasileiro SA (Preference)	937	5,445
TIM SA	1,018	3,751
		19,292
Canada — 0.9%
Agnico Eagle Mines Ltd.	14	1,734
Bank of Nova Scotia (The)	72	4,021
Barrick Mining Corp.	107	2,248
BCE, Inc.	136	3,173
Canadian Natural Resources Ltd.	119	3,759
Enbridge, Inc.	95	4,317
Fortis, Inc.	85	4,172
Great-West Lifeco, Inc.	108	4,067
Hydro One Ltd. (b)	11	379
Magna International, Inc.	107	4,388
Nutrien Ltd.	75	4,433
Pembina Pipeline Corp.	103	3,831
Power Corp. of Canada	106	4,262
Restaurant Brands International, Inc.	54	3,683
Suncor Energy, Inc.	102	4,010
TC Energy Corp.	343	16,382
Teck Resources Ltd., Class B	3	108

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Canada — continued
TELUS Corp.	201	3,233
Tourmaline Oil Corp.	81	3,439
		75,639
Chile — 0.0% ^
Banco Santander Chile, ADR	56	1,290
China — 1.2%
Alibaba Group Holding Ltd.	399	5,999
China Mengniu Dairy Co. Ltd.	1,445	3,007
China Merchants Bank Co. Ltd., Class H	903	5,860
China Petroleum & Chemical Corp., Class H	4,418	2,593
China Yangtze Power Co. Ltd., Class A	760	2,934
Contemporary Amperex Technology Co. Ltd., Class A	101	3,699
ENN Energy Holdings Ltd.	530	4,320
Fuyao Glass Industry Group Co. Ltd., Class A	161	1,216
Fuyao Glass Industry Group Co. Ltd., Class H (b)	659	4,750
Haidilao International Holding Ltd. (b)	1,164	2,064
Haier Smart Home Co. Ltd., Class H	1,675	5,278
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,113	4,228
Lenovo Group Ltd.	764	980
Midea Group Co. Ltd., Class A	590	5,734
NetEase, Inc.	375	9,801
PetroChina Co. Ltd., Class H	4,292	4,194
Ping An Insurance Group Co. of China Ltd., Class H	713	4,892
Shenzhou International Group Holdings Ltd.	703	5,056
Tencent Holdings Ltd.	180	12,582
Tingyi Cayman Islands Holding Corp.	1,218	1,800
Wilmar International Ltd.	160	363
Wuliangye Yibin Co. Ltd., Class A	111	1,862
Zhejiang Supor Co. Ltd., Class A	212	1,520
		94,732
Denmark — 0.2%
Danske Bank A/S	331	13,134
Sydbank A/S	18	1,300
		14,434
Finland — 0.4%
Fortum OYJ	100	1,840
Kemira OYJ	68	1,448
Kone OYJ, Class B	41	2,493
Konecranes OYJ	28	2,332
Mandatum OYJ	135	916
Nordea Bank Abp	918	13,397
Nordea Bank Abp	294	4,288
Orion OYJ, Class B	51	4,055
UPM-Kymmene OYJ	26	683

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Finland — continued
Valmet OYJ	52	1,886
Wartsila OYJ Abp	66	1,830
		35,168
France — 1.4%
Air Liquide SA	8	1,646
Amundi SA (b)	15	1,100
AXA SA	81	3,914
Ayvens SA (b)	21	226
Bouygues SA	14	574
Capgemini SE	7	1,028
Carrefour SA	125	1,798
Cie Generale des Etablissements Michelin SCA	403	14,341
Coface SA	63	1,166
Covivio SA, REIT	27	1,753
Danone SA	47	3,818
Eiffage SA	12	1,646
Engie SA	724	16,278
FDJ UNITED (b)	40	1,261
Gaztransport Et Technigaz SA	9	1,700
Klepierre SA, REIT	142	5,404
LVMH Moet Hennessy Louis Vuitton SE	26	14,006
Orange SA	252	3,828
Pernod Ricard SA	60	6,199
Rubis SCA	50	1,588
Safran SA	15	5,066
TotalEnergies SE	120	7,129
Unibail-Rodamco-Westfield, REIT	15	1,494
Vallourec SACA	62	1,151
Vinci SA	104	14,417
		112,531
Germany — 1.6%
Allianz SE (Registered)	46	18,155
BASF SE	32	1,566
Bayerische Motoren Werke AG	9	890
Bilfinger SE	20	2,184
Commerzbank AG	73	2,648
Continental AG	27	2,308
Deutsche Boerse AG	37	10,622
Deutsche Post AG	46	2,058
Deutsche Telekom AG (Registered)	485	17,386
Evonik Industries AG	93	1,850
Freenet AG	54	1,751
Heidelberg Materials AG	15	3,453
HOCHTIEF AG	11	2,477
Mercedes-Benz Group AG	64	3,638
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	48	31,318

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Germany — continued
RWE AG	50	2,038
SAP SE	36	10,310
Siemens AG (Registered)	70	17,786
Vonovia SE	41	1,271
		133,709
Greece — 0.1%
National Bank of Greece SA	487	6,793
Guatemala — 0.0% ^
Millicom International Cellular SA	42	1,692
Hong Kong — 0.1%
Cathay Pacific Airways Ltd.	189	281
Hang Lung Properties Ltd.	912	939
Henderson Land Development Co. Ltd.	99	346
Hong Kong Exchanges & Clearing Ltd.	47	2,533
Hysan Development Co. Ltd.	133	265
Man Wah Holdings Ltd.	281	158
New World Development Co. Ltd. *	143	117
Orient Overseas International Ltd.	69	1,241
PCCW Ltd.	372	267
Power Assets Holdings Ltd.	184	1,212
Prudential plc	182	2,315
United Energy Group Ltd.	3,740	271
VTech Holdings Ltd.	47	346
Yue Yuen Industrial Holdings Ltd.	472	738
		11,029
India — 0.4%
Bajaj Auto Ltd.	37	3,361
HCL Technologies Ltd.	91	1,520
HDFC Bank Ltd., ADR	8	595
HDFC Bank Ltd.	400	9,186
Infosys Ltd., ADR	169	2,831
Maruti Suzuki India Ltd.	19	2,773
Power Grid Corp. of India Ltd.	1,416	4,681
Shriram Finance Ltd.	431	3,084
Tata Consultancy Services Ltd.	52	1,772
		29,803
Indonesia — 0.2%
Bank Mandiri Persero Tbk. PT	20,278	5,520
Bank Rakyat Indonesia Persero Tbk. PT	21,979	4,922
Telkom Indonesia Persero Tbk. PT	31,697	5,566
		16,008
Ireland — 0.2%
Accenture plc, Class A	48	12,796
AIB Group plc	213	1,686

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Ireland — continued
Bank of Ireland Group plc	96	1,285
Cairn Homes plc	637	1,584
		17,351
Israel — 0.0% ^
Delek Group Ltd.	3	632
Plus500 Ltd.	25	1,122
		1,754
Italy — 0.8%
A2A SpA	474	1,156
Azimut Holding SpA	38	1,308
Banca Generali SpA	22	1,204
Banca Mediolanum SpA	184	3,244
Banca Monte dei Paschi di Siena SpA	95	805
Banco BPM SpA	139	1,775
BPER Banca SpA	173	1,701
Coca-Cola HBC AG	35	1,844
Enel SpA	728	6,420
Eni SpA	176	2,997
FinecoBank Banca Fineco SpA	57	1,211
Generali	60	2,250
Intesa Sanpaolo SpA	1,244	7,493
Maire SpA	131	1,816
Mediobanca Banca di Credito Finanziario SpA (c)	72	1,579
Poste Italiane SpA (b)	76	1,645
Ryanair Holdings plc	183	5,386
Snam SpA	262	1,516
Technogym SpA (b)	112	1,731
UniCredit SpA	181	13,353
Unipol Assicurazioni SpA	77	1,552
		61,986
Ivory Coast — 0.0% ^
Endeavour Mining plc	66	2,001
Japan — 1.4%
Activia Properties, Inc., REIT	—	350
AEON REIT Investment Corp., REIT	—	398
Aozora Bank Ltd.	126	1,853
Bridgestone Corp.	181	7,317
Canon, Inc.	61	1,718
Chubu Electric Power Co., Inc.	46	560
Chugoku Electric Power Co., Inc. (The)	137	748
Cosmo Energy Holdings Co. Ltd.	12	550
Dai Nippon Printing Co. Ltd.	78	1,200
Dai-ichi Life Holdings, Inc.	107	846
Disco Corp.	15	4,344
Electric Power Development Co. Ltd.	97	1,672

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
ENEOS Holdings, Inc.	217	1,137
FANUC Corp.	47	1,306
Frontier Real Estate Investment Corp., REIT	—	274
Idemitsu Kosan Co. Ltd.	280	1,801
Industrial & Infrastructure Fund Investment Corp., REIT	1	493
Inpex Corp.	43	617
Isuzu Motors Ltd.	10	122
Japan Exchange Group, Inc.	475	4,646
Japan Metropolitan Fund Invest, REIT	3	2,082
Japan Post Holdings Co. Ltd.	101	934
Japan Tobacco, Inc.	35	994
Kansai Electric Power Co., Inc. (The)	42	505
KDX Realty Investment Corp., REIT	1	759
Kirin Holdings Co. Ltd.	105	1,386
Kobe Steel Ltd.	80	876
Kyushu Electric Power Co., Inc.	44	386
Kyushu Railway Co.	78	1,896
Lixil Corp.	41	478
Matsui Securities Co. Ltd.	28	136
Mazda Motor Corp.	36	216
Mitsubishi Chemical Group Corp.	222	1,209
Mitsubishi UFJ Financial Group, Inc.	669	9,226
Mori Hills REIT Investment Corp., REIT	—	76
Nippon Building Fund, Inc., REIT	—	140
Nippon Shokubai Co. Ltd.	30	337
Nippon Steel Corp.	102	1,964
Niterra Co. Ltd.	6	193
Nomura Holdings, Inc.	87	578
Ono Pharmaceutical Co. Ltd.	17	189
Oracle Corp.	2	184
Pola Orbis Holdings, Inc.	37	311
Sekisui House REIT, Inc., REIT	1	356
Shin-Etsu Chemical Co. Ltd.	436	12,541
SoftBank Corp.	1,944	2,809
Sony Group Corp.	287	6,901
Sumitomo Rubber Industries Ltd.	32	367
Suzuki Motor Corp.	617	6,785
Takeda Pharmaceutical Co. Ltd.	84	2,299
Tokio Marine Holdings, Inc.	234	9,408
Tokyo Electron Ltd.	77	12,321
Toyo Tire Corp.	29	610
United Urban Investment Corp., REIT	1	1,185
		112,589
Luxembourg — 0.1%
Intelsat SA ‡ *	270	3,211

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Luxembourg — continued
Intelsat SA ‡ *	271	—
Mallinckrodt plc ‡ *	66	5,751
		8,962
Mexico — 0.2%
Grupo Financiero Banorte SAB de CV, Class O	644	5,733
Kimberly-Clark de Mexico SAB de CV, Class A	627	1,174
Southern Copper Corp.	15	1,370
Wal-Mart de Mexico SAB de CV	2,654	7,823
		16,100
Netherlands — 0.7%
ABN AMRO Bank NV, CVA (b)	66	1,911
ASML Holding NV	21	14,475
ASR Nederland NV	25	1,633
BE Semiconductor Industries NV	12	1,559
Heineken NV	50	3,946
ING Groep NV	127	2,967
Koninklijke Ahold Delhaize NV	76	3,022
Koninklijke BAM Groep NV	278	2,423
Koninklijke Heijmans N.V., CVA	35	2,216
Koninklijke KPN NV	1,944	8,685
NN Group NV	30	2,007
NXP Semiconductors NV	26	5,588
OCI NV	222	1,849
Randstad NV (c)	14	676
SBM Offshore NV	89	2,321
		55,278
New Zealand — 0.0% ^
Spark New Zealand Ltd.	428	612
Norway — 0.3%
Aker BP ASA	102	2,452
Aker Solutions ASA	447	1,322
DNB Bank ASA	68	1,725
DOF Group ASA (c)	168	1,536
Equinor ASA	188	4,831
Gjensidige Forsikring ASA	38	995
Norsk Hydro ASA	127	755
Orkla ASA (c)	33	344
Salmar ASA (c)	12	496
Telenor ASA	346	5,313
Var Energi ASA	191	655
Vend Marketplaces ASA, Class A (c)	18	713
		21,137
Peru — 0.0% ^
Credicorp Ltd.	4	979

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Poland — 0.0% ^
Powszechny Zaklad Ubezpieczen SA	88	1,470
Santander Bank Polska SA	2	367
		1,837
Portugal — 0.0% ^
Banco Comercial Portugues SA, Class R	1,440	1,182
NOS SGPS SA	360	1,486
		2,668
Russia — 0.0% ^
Moscow Exchange MICEX-RTS PJSC ‡ *	2,552	—
Severstal PAO, GDR ‡ * (b)	142	—
		—
Saudi Arabia — 0.2%
Al Rajhi Bank	114	2,873
Saudi Arabian Oil Co. (b)	669	4,328
Saudi National Bank (The)	545	5,442
		12,643
Singapore — 0.3%
CapitaLand Ascendas, REIT	428	917
DBS Group Holdings Ltd.	609	22,343
Singapore Telecommunications Ltd.	823	2,452
Venture Corp. Ltd.	42	418
		26,130
South Africa — 0.1%
Anglo American plc	41	1,156
Bidvest Group Ltd.	74	960
FirstRand Ltd.	490	2,082
Shoprite Holdings Ltd.	43	627
Standard Bank Group Ltd.	224	2,879
Valterra Platinum Ltd. *	5	223
Vodacom Group Ltd.	193	1,472
		9,399
South Korea — 0.5%
Cheil Worldwide, Inc.	9	126
Hana Financial Group, Inc.	83	5,074
Hyundai Motor Co.	11	1,731
KB Financial Group, Inc.	47	3,723
Kia Corp.	71	5,203
KT&G Corp.	6	600
Samsung Electronics Co. Ltd.	199	10,127
Samsung Electronics Co. Ltd. (Preference)	137	5,647
Samsung Fire & Marine Insurance Co. Ltd.	16	4,988
Shinhan Financial Group Co. Ltd.	100	4,849

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
South Korea — continued
SK Telecom Co. Ltd.	55	2,223
Woori Financial Group, Inc.	21	374
		44,665
Spain — 0.7%
ACS Actividades de Construccion y Servicios SA	30	2,081
Aena SME SA (b)	306	8,242
Banco Bilbao Vizcaya Argentaria SA	254	4,233
Banco de Sabadell SA	333	1,231
Banco Santander SA	595	5,112
Bankinter SA	59	846
CaixaBank SA	257	2,420
Enagas SA	28	413
Endesa SA	219	6,320
Iberdrola SA	977	17,177
Logista Integral SA	50	1,585
Mapfre SA	356	1,448
Naturgy Energy Group SA	91	2,863
Unicaja Banco SA (b)	359	942
		54,913
Sweden — 0.5%
Betsson AB, Class B	97	1,643
Loomis AB	39	1,567
NCC AB, Class B	81	1,533
SSAB AB, Class B	80	450
Svenska Handelsbanken AB, Class A	135	1,645
Swedbank AB, Class A	55	1,458
Tele2 AB, Class B	402	6,210
Telia Co. AB	549	1,938
Volvo AB, Class B	944	27,121
		43,565
Switzerland — 0.2%
ABB Ltd. (Registered)	50	3,240
Adecco Group AG (Registered)	23	744
Cembra Money Bank AG	10	1,080
Cie Financiere Richemont SA (Registered)	23	3,779
Temenos AG (Registered)	9	791
Zurich Insurance Group AG	5	3,341
		12,975
Taiwan — 1.2%
ASE Technology Holding Co. Ltd.	1,099	5,331
MediaTek, Inc.	34	1,540
Quanta Computer, Inc.	717	6,676
Realtek Semiconductor Corp.	382	7,304
Taiwan Semiconductor Manufacturing Co. Ltd.	1,975	76,042
Vanguard International Semiconductor Corp.	601	1,862

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Taiwan — continued
Wistron Corp.	663	2,698
Wiwynn Corp.	12	1,114
		102,567
Thailand — 0.1%
SCB X PCL	1,115	4,299
United Kingdom — 1.5%
Admiral Group plc	37	1,662
AstraZeneca plc	131	19,081
Aviva plc	238	2,031
B&M European Value Retail SA	442	1,308
Balfour Beatty plc	309	2,208
Barclays plc	586	2,866
Barratt Redrow plc	443	2,183
Beazley plc	97	1,139
British American Tobacco plc	92	4,905
British Land Co. plc (The), REIT	156	717
BT Group plc	648	1,771
Centrica plc	1,062	2,308
Drax Group plc	225	2,105
Dunelm Group plc	98	1,565
Games Workshop Group plc	6	1,346
Hammerson plc, REIT	261	1,019
HSBC Holdings plc	579	7,058
IG Group Holdings plc	42	620
International Consolidated Airlines Group SA	307	1,533
Investec plc	166	1,230
ITV plc	1,422	1,542
J Sainsbury plc	569	2,276
JET2 plc	64	1,371
Johnson Matthey plc	84	1,964
Lancashire Holdings Ltd.	153	1,266
Land Securities Group plc, REIT	265	2,018
Legal & General Group plc	528	1,786
Lloyds Banking Group plc	2,979	3,055
M&G plc	637	2,192
Mitie Group plc	1,015	1,883
Morgan Sindall Group plc	27	1,665
National Grid plc	151	2,118
NatWest Group plc	320	2,221
Next plc	12	1,914
Pennon Group plc	293	1,935
Persimmon plc	61	921
Phoenix Group Holdings plc	262	2,293
RELX plc	349	18,114
Sage Group plc (The)	61	983
SSE plc	40	990

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United Kingdom — continued
Taylor Wimpey plc	864	1,162
Telecom Plus plc	73	1,775
Tesco plc	1,006	5,650
TP ICAP Group plc	336	1,354
Unilever plc	10	562
Vodafone Group plc	3,864	4,190
WPP plc	153	830
		126,685
United States — 15.9%
3M Co.	83	12,406
Abbott Laboratories	130	16,397
AbbVie, Inc.	119	22,472
Alexandria Real Estate Equities, Inc., REIT	4	289
Alliant Energy Corp.	34	2,233
Altria Group, Inc.	71	4,379
Amcor plc	102	955
American Electric Power Co., Inc.	39	4,393
American Tower Corp., REIT	60	12,567
Amgen, Inc.	13	3,937
Analog Devices, Inc.	98	21,949
Annaly Capital Management, Inc., REIT	186	3,786
Apple, Inc.	162	33,703
Archer-Daniels-Midland Co.	76	4,104
AT&T, Inc.	794	21,755
Avery Dennison Corp.	20	3,385
Baker Hughes Co.	475	21,394
Bank of America Corp.	538	25,448
Best Buy Co., Inc.	112	7,280
Blackrock, Inc.	11	12,707
BP plc	1,073	5,750
Bristol-Myers Squibb Co.	294	12,718
Broadcom, Inc.	90	26,333
BXP, Inc., REIT	54	3,564
Cardinal Health, Inc.	20	3,076
CF Industries Holdings, Inc.	47	4,320
CH Robinson Worldwide, Inc.	24	2,719
Chevron Corp.	84	12,760
Cisco Systems, Inc.	63	4,264
Clear Channel Outdoor Holdings, Inc. *	287	304
Clorox Co. (The)	31	3,895
CME Group, Inc.	84	23,467
Coca-Cola Co. (The)	211	14,327
Comcast Corp., Class A	83	2,759
Conagra Brands, Inc.	182	3,323
ConocoPhillips	120	11,447
Consolidated Edison, Inc.	37	3,842
Crown Castle, Inc., REIT	38	4,047

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Cummins, Inc.	12	4,300
Darden Restaurants, Inc.	20	3,943
Devon Energy Corp.	96	3,176
Diamondback Energy, Inc.	22	3,226
Digital Realty Trust, Inc., REIT	19	3,290
Dominion Energy, Inc.	69	4,064
Dow, Inc.	136	3,178
DTE Energy Co.	28	3,893
Duke Energy Corp.	35	4,232
Eastman Chemical Co.	41	2,984
Eaton Corp. plc	57	21,845
Edison International	72	3,763
Emerson Electric Co.	153	22,226
Endo GUC Trust ‡ *	377	245
Endo, Inc. *	153	3,618
Entergy Corp.	50	4,488
EOG Resources, Inc.	3	327
Evergy, Inc.	62	4,357
Eversource Energy	61	4,023
Exelon Corp.	92	4,138
Exxon Mobil Corp.	183	20,451
Fastenal Co.	103	4,772
Fidelity National Information Services, Inc.	454	36,048
Ford Motor Co.	363	4,014
Franklin Resources, Inc.	83	1,986
Frontier Communications Parent, Inc. *	71	2,617
General Dynamics Corp.	3	898
General Mills, Inc.	72	3,522
Gilead Sciences, Inc.	38	4,252
GQG Partners, Inc., CHDI	79	103
GSK plc	354	6,516
Gulfport Energy Corp. *	11	1,848
Healthpeak Properties, Inc., REIT	191	3,231
Hershey Co. (The)	9	1,675
Hewlett Packard Enterprise Co.	187	3,866
Hormel Foods Corp.	101	2,850
Host Hotels & Resorts, Inc., REIT	95	1,497
HP, Inc.	131	3,242
iHeartMedia, Inc., Class A * (c)	122	228
Incora Intermediate LLC ‡ *	40	799
Incora Top Holdco LLC ‡ * (c)	2	42
International Business Machines Corp.	15	3,732
International Flavors & Fragrances, Inc.	47	3,311
International Paper Co.	76	3,541
Interpublic Group of Cos., Inc. (The)	133	3,278
Iron Mountain, Inc., REIT	37	3,592
J M Smucker Co. (The)	38	4,072

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Johnson & Johnson	158	26,053
Kellanova	50	4,020
Kenvue, Inc.	178	3,816
Keurig Dr Pepper, Inc.	414	13,531
KeyCorp	238	4,263
Kimberly-Clark Corp.	29	3,601
Kimco Realty Corp., REIT	174	3,695
Kinder Morgan, Inc.	148	4,147
Kraft Heinz Co. (The)	144	3,961
Lockheed Martin Corp.	7	3,141
Lowe's Cos., Inc.	85	19,066
LyondellBasell Industries NV, Class A	51	2,980
Marsh & McLennan Cos., Inc.	45	8,900
McDonald's Corp.	86	25,856
Merck & Co., Inc.	171	13,387
Meta Platforms, Inc., Class A	66	51,118
Microchip Technology, Inc.	10	666
Microsoft Corp.	191	101,983
Mid-America Apartment Communities, Inc., REIT	1	129
Molson Coors Beverage Co., Class B	73	3,573
Mondelez International, Inc., Class A	112	7,225
Moran Foods Backstop Equity ‡ *	23,005,766	23
Morgan Stanley	120	17,156
Motorola Solutions, Inc.	8	3,652
MYT Holding LLC ‡ *	1,342	336
National CineMedia, Inc.	107	516
Nestle SA (Registered)	45	3,911
NetApp, Inc.	31	3,183
New Evhc Physical Equity ‡ *	6	111
NextEra Energy, Inc.	276	19,648
NMG Parent LLC, Escrow ‡ * (c)	41	517
NMG, Inc. ‡ *	4	546
Novartis AG (Registered)	78	8,864
Omnicom Group, Inc.	175	12,601
ONEOK, Inc.	40	3,318
Otis Worldwide Corp.	112	9,625
PACCAR, Inc.	113	11,127
PepsiCo, Inc.	28	3,891
Pfizer, Inc.	154	3,579
Philip Morris International, Inc.	24	3,914
Phillips 66	25	3,089
PPL Corp.	33	1,179
Procter & Gamble Co. (The)	101	15,194
Prudential Financial, Inc.	34	3,478
Public Storage, REIT	11	3,038
Realty Income Corp., REIT	65	3,673
Regency Centers Corp., REIT	52	3,713

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Rite Aid ‡ *	10	—
Roche Holding AG	26	8,241
RTX Corp.	30	4,689
Salesforce, Inc.	55	14,328
Sanofi SA	53	4,752
Seagate Technology Holdings plc	67	10,502
Sempra	49	4,016
Shell plc	215	7,710
Simon Property Group, Inc., REIT	24	3,878
Skyworks Solutions, Inc.	56	3,857
Southern Co. (The)	346	32,726
Stellantis NV	29	256
Swiss Re AG	14	2,461
T. Rowe Price Group, Inc.	29	2,980
Target Corp.	35	3,485
The Campbell's Co.	122	3,880
T-Mobile US, Inc.	16	3,794
Trane Technologies plc	26	11,354
TransDigm Group, Inc.	1	1,782
Truist Financial Corp.	286	12,519
Tyson Foods, Inc., Class A	67	3,483
United Parcel Service, Inc., Class B	37	3,180
UnitedHealth Group, Inc.	28	6,895
US Bancorp	177	7,960
Valero Energy Corp.	24	3,234
Venator Materials plc ‡ *	4	828
Ventas, Inc., REIT	62	4,146
Verizon Communications, Inc.	94	4,000
Viatris, Inc.	367	3,207
VICI Properties, Inc., REIT	436	14,227
Walt Disney Co. (The)	301	35,870
Warner Music Group Corp., Class A	203	5,943
WEC Energy Group, Inc.	36	3,900
Wells Fargo & Co.	124	10,019
Westlake Corp.	24	1,888
Weyerhaeuser Co., REIT	106	2,651
Williams Cos., Inc. (The)	69	4,148
WP Carey, Inc., REIT	64	4,116
Xcel Energy, Inc.	55	4,017
		1,315,668
Total Common Stocks (Cost $2,118,098)		2,662,872
Exchange-Traded Funds — 10.5%
United States — 10.5%
JPMorgan Equity Premium Income ETF (m)	2,649	149,608
JPMorgan Income ETF (m)	514	23,759

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Exchange-Traded Funds — continued
United States — continued
JPMorgan Nasdaq Equity Premium Income ETF (m)	12,564	692,289
Total Exchange-Traded Funds (Cost $809,723)		865,656
	PRINCIPAL AMOUNT ($000)
Equity Linked Notes — 5.7%
Canada — 0.4%
Royal Bank of Canada, ELN, 12.60%, 8/15/2025 (b)	54	5,376
Royal Bank of Canada, ELN, 14.90%, 8/29/2025 (b)	83	4,420
Royal Bank of Canada, ELN, 16.00%, 8/29/2025 (b)	86	4,230
Royal Bank of Canada, ELN, 21.10%, 8/8/2025 (b)	8	5,055
Royal Bank of Canada, ELN, 6.70%, 8/29/2025 (b)	51	4,862
Royal Bank of Canada, ELN, 6.90%, 8/22/2025 (b)	11	7,523
		31,466
France — 1.3%
BNP Paribas Issuance BV, ELN, 10.10%, 8/15/2025 (a)	59	4,422
BNP Paribas Issuance BV, ELN, 10.60%, 8/15/2025 (a)	25	5,669
BNP Paribas Issuance BV, ELN, 10.90%, 8/15/2025 (a)	18	2,709
BNP Paribas Issuance BV, ELN, 11.40%, 8/15/2025 (a)	13	5,773
BNP Paribas Issuance BV, ELN, 13.60%, 8/8/2025 (a)	36	9,653
BNP Paribas Issuance BV, ELN, 14.00%, 8/8/2025 (a)	85	4,097
BNP Paribas Issuance BV, ELN, 14.00%, 8/8/2025 (a)	214	3,462
BNP Paribas Issuance BV, ELN, 17.70%, 8/15/2025 (a)	53	16,594
BNP Paribas Issuance BV, ELN, 8.00%, 8/15/2025 (a)	32	4,445
BNP Paribas Issuance BV, ELN, 9.70%, 8/8/2025 (a)	60	5,810
Societe Generale SA, ELN, 10.30%, 8/15/2025 (b)	24	3,587
Societe Generale SA, ELN, 12.30%, 8/29/2025 (b)	166	4,840
Societe Generale SA, ELN, 15.30%, 8/22/2025 (b)	3	4,497
Societe Generale SA, ELN, 19.50%, 8/22/2025 (b)	35	4,134
Societe Generale SA, ELN, 20.60%, 8/22/2025 (b)	13	4,794
Societe Generale SA, ELN, 29.80%, 8/29/2025 (b)	14	4,679
Societe Generale SA, ELN, 5.40%, 8/15/2025 (b)	30	3,234
Societe Generale SA, ELN, 9.80%, 8/22/2025 (b)	105	18,395
		110,794
Japan — 0.8%
Mizuho Markets Cayman LP, ELN, 10.00%, 8/22/2025 (b)	71	6,858
Mizuho Markets Cayman LP, ELN, 12.70%, 8/22/2025 (b)	81	4,265
Mizuho Markets Cayman LP, ELN, 14.50%, 8/29/2025 (b)	24	4,483
Mizuho Markets Cayman LP, ELN, 15.10%, 8/29/2025 (b)	16	4,624
Mizuho Markets Cayman LP, ELN, 18.30%, 8/29/2025 (b)	56	3,972
Mizuho Markets Cayman LP, ELN, 20.70%, 8/8/2025 (b)	21	4,055
Mizuho Markets Cayman LP, ELN, 6.20%, 8/29/2025 (b)	33	6,176
Mizuho Markets Cayman LP, ELN, 8.30%, 8/8/2025 (b)	59	6,576
Nomura America Finance LLC, ELN, 12.90%, 8/22/2025 (b)	101	4,372

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Equity Linked Notes — continued
Japan — continued
Nomura America Finance LLC, ELN, 9.20%, 8/8/2025 (b)	7	5,739
Nomura America Finance LLC, ELN, 9.40%, 8/8/2025 (b)	44	15,319
		66,439
United Kingdom — 0.5%
Barclays Bank plc, ELN, 11.60%, 8/22/2025 (b)	12	4,755
Barclays Bank plc, ELN, 11.70%, 8/22/2025 (b)	59	6,226
Barclays Bank plc, ELN, 12.40%, 8/8/2025 (b)	78	2,484
Barclays Bank plc, ELN, 13.00%, 8/8/2025 (b)	121	2,578
Barclays Bank plc, ELN, 13.20%, 8/15/2025 (b)	31	4,537
Barclays Bank plc, ELN, 14.80%, 8/8/2025 (b)	93	4,271
Barclays Bank plc, ELN, 14.90%, 8/22/2025 (b)	367	4,503
Barclays Bank plc, ELN, 19.80%, 8/8/2025 (b)	30	4,878
Barclays Bank plc, ELN, 21.70%, 8/22/2025 (b)	55	3,791
Barclays Bank plc, ELN, 6.40%, 8/22/2025 (b)	21	4,778
		42,801
United States — 2.7%
Citigroup Global Markets Holdings, Inc., ELN, 10.90%, 8/8/2025 (b)	23	5,190
Citigroup Global Markets Holdings, Inc., ELN, 11.80%, 8/22/2025 (b)	15	4,155
Goldman Sachs International, ELN, 12.10%, 8/8/2025 (b)	17	5,918
Goldman Sachs International, ELN, 13.00%, 8/29/2025 (b)	34	6,034
Goldman Sachs International, ELN, 18.70%, 8/22/2025 (b)	212	3,928
Goldman Sachs International, ELN, 19.50%, 8/29/2025 (b)	50	4,604
Goldman Sachs International, ELN, 21.40%, 8/8/2025 (b)	77	4,453
Goldman Sachs International, ELN, 6.70%, 8/29/2025 (b)	22	12,542
Goldman Sachs International, ELN, 7.30%, 8/29/2025 (b)	13	7,409
Goldman Sachs International, ELN, 8.30%, 8/22/2025 (b)	81	4,778
Morgan Stanley Finance LLC, ELN, 10.40%, 8/15/2025 (b)	15	4,409
Morgan Stanley Finance LLC, ELN, 10.50%, 8/8/2025 (b)	76	4,355
Morgan Stanley Finance LLC, ELN, 11.60%, 8/15/2025 (b)	60	17,482
Morgan Stanley Finance LLC, ELN, 12.00%, 8/8/2025 (b)	6	5,634
Morgan Stanley Finance LLC, ELN, 12.10%, 8/15/2025 (b)	15	7,165
Morgan Stanley Finance LLC, ELN, 13.10%, 8/15/2025 (b)	20	4,630
Morgan Stanley Finance LLC, ELN, 13.40%, 8/15/2025 (b)	61	4,528
Morgan Stanley Finance LLC, ELN, 14.00%, 8/15/2025 (b)	8	4,890
Morgan Stanley Finance LLC, ELN, 14.30%, 8/29/2025 (b)	114	4,347
Morgan Stanley Finance LLC, ELN, 14.60%, 8/15/2025 (b)	8	7,718
Morgan Stanley Finance LLC, ELN, 14.80%, 8/8/2025 (b)	48	4,821
Morgan Stanley Finance LLC, ELN, 15.60%, 8/29/2025 (b)	36	5,242
Morgan Stanley Finance LLC, ELN, 16.30%, 8/8/2025 (b)	6	4,284
Morgan Stanley Finance LLC, ELN, 17.40%, 8/8/2025 (b)	101	4,664
Morgan Stanley Finance LLC, ELN, 17.80%, 8/15/2025 (b)	70	2,229
Morgan Stanley Finance LLC, ELN, 18.40%, 8/22/2025 (b)	28	4,714
Morgan Stanley Finance LLC, ELN, 19.50%, 8/29/2025 (b)	92	3,338
Morgan Stanley Finance LLC, ELN, 20.40%, 8/15/2025 (b)	43	5,524
Morgan Stanley Finance LLC, ELN, 8.60%, 8/22/2025 (b)	67	7,000
Morgan Stanley Finance LLC, ELN, 8.80%, 8/22/2025 (b)	94	5,527

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Equity Linked Notes — continued
United States — continued
Societe Generale SA, ELN, 10.90%, 8/15/2025 (b)	47	4,519
Societe Generale SA, ELN, 16.00%, 8/29/2025 (b)	20	4,851
Wells Fargo Bank NA, ELN, 13.10%, 8/22/2025 (b)	37	3,999
Wells Fargo Bank NA, ELN, 17.30%, 8/29/2025 (b)	9	4,555
Wells Fargo Bank NA, ELN, 18.70%, 8/22/2025 (b)	38	5,318
Wells Fargo Bank NA, ELN, 19.10%, 8/29/2025 (b)	35	4,537
Wells Fargo Bank NA, ELN, 20.30%, 8/29/2025 (b)	47	8,307
Wells Fargo Bank NA, ELN, 20.90%, 8/29/2025 (b)	27	5,522
Wells Fargo Bank NA, ELN, 26.40%, 8/29/2025 (b)	163	2,971
Wells Fargo Bank NA, ELN, 36.20%, 8/8/2025 (b)	214	3,523
		219,614
Total Equity Linked Notes (Cost $471,171)		471,114
Commercial Mortgage-Backed Securities — 4.8%
United States — 4.8%
BANK
Series 2019-BN16, Class D, 3.00%, 2/15/2052 (a)	2,500	1,986
Series 2019-BN16, Class F, 3.67%, 2/15/2052 (a) (l)	2,000	914
Series 2019-BN21, Class F, 2.68%, 10/17/2052 (a)	2,000	1,067
Series 2019-BN23, Class D, 2.50%, 12/15/2052 (a)	4,000	3,154
Series 2021-BN31, Class E, 2.50%, 2/15/2054 (a) (l)	2,500	1,762
Series 2017-BNK5, Class D, 3.08%, 6/15/2060 (a) (l)	8,500	7,393
Series 2018-BN14, Class F, 3.94%, 9/15/2060 (a)	1,534	804
Series 2019-BN19, Class C, 4.03%, 8/15/2061 (l)	7,500	5,468
Series 2018-BN15, Class E, 3.00%, 11/15/2061 (a)	1,000	747
Series 2019-BN24, Class D, 2.50%, 11/15/2062 (a)	1,000	772
Series 2019-BN24, Class C, 3.52%, 11/15/2062 (l)	6,000	5,250
Series 2020-BN26, Class D, 2.50%, 3/15/2063 (a)	1,350	988
Series 2020-BN28, Class E, 2.50%, 3/15/2063 (a)	3,000	2,158
BBCMS Mortgage Trust Series 2017-C1, Class D, 3.55%, 2/15/2050 (a) (l)	2,887	2,008
Benchmark Mortgage Trust
Series 2018-B1, Class D, 2.75%, 1/15/2051 (a)	975	522
Series 2019-B9, Class F, 3.74%, 3/15/2052 (a) (l)	6,590	2,608
Series 2019-B11, Class D, 3.00%, 5/15/2052 (a)	4,000	2,004
Series 2019-B11, Class C, 3.75%, 5/15/2052 (l)	13,959	10,737
Series 2020-B21, Class E, 2.00%, 12/17/2053 (a)	2,500	1,402
Series 2019-B14, Class E, 2.50%, 12/15/2062 (a)	1,415	442
Series 2019-B15, Class E, 2.75%, 12/15/2072 (a)	4,391	2,364
BX Series 2021-MFM1, Class G, 8.36%, 1/15/2034 (a) (l)	525	524
BX Mortgage Trust Series 2025-BIO3, Class D, 6.96%, 2/10/2042 (a) (l)	475	462
CD Mortgage Trust
Series 2016-CD2, Class C, 3.97%, 11/10/2049 (l)	750	444
Series 2017-CD4, Class D, 3.30%, 5/10/2050 (a)	1,000	834
Series 2017-CD5, Class D, 3.35%, 8/15/2050 (a)	1,831	1,645
Series 2017-CD6, Class C, 4.27%, 11/13/2050 (l)	1,371	1,288
Series 2018-CD7, Class D, 3.09%, 8/15/2051 (a) (l)	2,000	1,612

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
Series 2019-CD8, Class E, 3.00%, 8/15/2057 (a)	1,790	976
CFCRE Commercial Mortgage Trust Series 2016-C6, Class D, 4.16%, 11/10/2049 (a) (l)	1,000	799
CGMS Commercial Mortgage Trust Series 2017-B1, Class E, 3.30%, 8/15/2050 (a) (l)	1,500	965
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class D, 4.40%, 2/10/2048 (a) (l)	2,218	2,132
Series 2015-GC29, Class C, 3.98%, 4/10/2048 (l)	2,000	1,812
Series 2015-P1, Class D, 3.23%, 9/15/2048 (a)	2,000	1,922
Series 2016-C1, Class D, 4.95%, 5/10/2049 (a) (l)	4,975	4,827
Series 2016-C2, Class D, 3.25%, 8/10/2049 (a) (l)	1,000	923
Series 2016-P6, Class D, 3.25%, 12/10/2049 (a)	1,325	998
Series 2017-P7, Class B, 4.14%, 4/14/2050 (l)	910	851
Series 2017-P7, Class C, 4.38%, 4/14/2050 (l)	3,295	2,888
Series 2020-GC46, Class E, 2.60%, 2/15/2053 (a)	4,500	2,285
COLEM Mortgage Trust Series 2022-HLNE, Class A, 2.46%, 4/12/2042 (a) (l)	2,500	2,324
Commercial Mortgage Trust
Series 2014-CR15, Class C, 3.97%, 2/10/2047 (l)	989	941
Series 2014-LC15, Class D, 4.76%, 4/10/2047 (a) (l)	480	471
Series 2014-CR19, Class D, 4.50%, 8/10/2047 (a) (l)	13	13
Series 2014-UBS5, Class D, 3.50%, 9/10/2047 (a)	4,100	2,685
Series 2014-LC17, Class D, 3.69%, 10/10/2047 (a)	346	332
Series 2015-CR22, Class E, 3.00%, 3/10/2048 (a)	2,500	1,450
Series 2015-CR22, Class D, 3.76%, 3/10/2048 (a) (l)	1,000	752
Series 2015-LC21, Class D, 4.32%, 7/10/2048 (l)	450	403
Series 2015-CR24, Class D, 3.46%, 8/10/2048 (l)	2,134	1,927
Series 2015-CR25, Class D, 3.74%, 8/10/2048 (l)	2,000	1,873
Series 2015-CR27, Class D, 3.44%, 10/10/2048 (a) (l)	500	424
Series 2015-CR26, Class D, 3.53%, 10/10/2048 (l)	2,500	2,024
Series 2015-LC23, Class D, 3.57%, 10/10/2048 (a) (l)	2,750	2,369
Series 2015-LC23, Class E, 3.57%, 10/10/2048 (a) (l)	1,500	1,226
Series 2016-CR28, Class D, 3.83%, 2/10/2049 (l)	1,350	1,155
Series 2016-CR28, Class C, 4.58%, 2/10/2049 (l)	2,000	1,856
Series 2018-COR3, Class D, 2.81%, 5/10/2051 (a) (l)	2,000	752
CSAIL Commercial Mortgage Trust
Series 2015-C4, Class C, 4.74%, 11/15/2048 (l)	2,500	2,482
Series 2018-C14, Class D, 4.88%, 11/15/2051 (a) (l)	2,973	2,382
Series 2015-C2, Class B, 4.21%, 6/15/2057 (l)	1,000	968
DBJPM Mortgage Trust
Series 2016-C3, Class D, 3.48%, 8/10/2049 (a) (l)	3,570	2,069
Series 2016-C3, Class E, 4.23%, 8/10/2049 (a) (l)	1,250	526
FHLMC
Series 2021-MN2, Class B1, 9.85%, 7/25/2041 (a) (l)	2,000	2,000
Series 2025-MN10, Class M2, 7.17%, 2/25/2045 (a) (l)	2,500	2,475
Series 2025-MN11, Class M1, 5.99%, 7/25/2045 (a) (l)	2,730	2,730
Series 2025-MN11, Class M2, 6.99%, 7/25/2045 (a) (l)	3,772	3,770
Series 2025-MN11, Class B1, 8.74%, 7/25/2045 (a) (l)	1,660	1,659
Series 2021-MN1, Class M1, 6.35%, 1/25/2051 (a) (l)	178	177
Series 2021-MN1, Class M2, 8.10%, 1/25/2051 (a) (l)	10,750	11,100

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
Series 2021-MN1, Class B1, 12.10%, 1/25/2051 (a) (l)	2,650	2,928
Series 2021-MN3, Class M1, 6.65%, 11/25/2051 (a) (l)	1,565	1,569
FHLMC, Multi-Class Certificates Series 2020-RR05, Class X, IO, 2.01%, 1/27/2029	17,110	1,005
FHLMC, Multi-Family Structured Credit Risk Series 2022-MN5, Class B1, 13.85%, 11/25/2042 (a) (l)	8,302	9,519
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K734, Class X3, IO, 2.18%, 7/25/2026 (l)	11,615	153
Series KC04, Class X1, IO, 1.25%, 12/25/2026 (l)	13,192	137
Series K084, Class X3, IO, 2.24%, 11/25/2028 (l)	6,000	402
Series K090, Class X3, IO, 2.31%, 10/25/2029 (l)	1,750	135
Series Q012, Class X, IO, 4.01%, 9/25/2035 (l)	19,368	2,891
Series K060, Class X3, IO, 1.90%, 12/25/2044 (l)	1,000	22
Series K061, Class X3, IO, 1.98%, 12/25/2044 (l)	1,544	39
Series K087, Class X3, IO, 2.28%, 1/25/2046 (l)	17,957	1,213
Series K089, Class X3, IO, 2.30%, 1/25/2046 (l)	22,283	1,599
Series K102, Class X3, IO, 1.89%, 12/25/2046 (l)	1,180	82
Series K088, Class X3, IO, 2.35%, 2/25/2047 (l)	10,130	736
Series K093, Class X3, IO, 2.21%, 5/25/2047 (l)	15,000	1,100
Series K116, Class X3, IO, 3.02%, 9/25/2047 (l)	10,500	1,322
Series K108, Class X3, IO, 3.49%, 4/25/2048 (l)	16,575	2,198
FNMA ACES
Series 2019-M21, Class X2, IO, 1.28%, 2/25/2031 (l)	82,891	4,321
Series 2020-M37, Class X, IO, 0.98%, 4/25/2032 (l)	23,323	851
FREMF Mortgage Trust
Series 2019-KC03, Class B, 4.33%, 1/25/2026 (a) (l)	2,304	2,273
Series 2019-KF58, Class B, 6.58%, 1/25/2026 (a) (l)	906	899
Series 2019-KF62, Class B, 6.48%, 4/25/2026 (a) (l)	489	479
Series 2017-KL1E, Class BE, 3.91%, 2/25/2027 (a) (l)	186	173
Series 2017-KF33, Class B, 6.98%, 6/25/2027 (a) (l)	566	542
Series 2017-KF40, Class B, 7.13%, 11/25/2027 (a) (l)	978	933
Series 2018-KF43, Class B, 6.58%, 1/25/2028 (a) (l)	1,288	1,244
Series 21K-F116, Class CS, 10.72%, 6/25/2028 (a) (l)	4,808	4,782
Series 2018-KF50, Class B, 6.33%, 7/25/2028 (a) (l)	293	281
Series 2019-KG01, Class B, 4.17%, 4/25/2029 (a) (l)	4,765	4,289
Series 2019-KW09, Class X2A, IO, 0.10%, 5/25/2029 (a)	264,334	659
Series 2019-KW09, Class C, PO, 6/25/2029 (a)	24,011	17,309
Series 2019-KW09, Class X2B, IO, 0.10%, 6/25/2029 (a)	32,681	100
Series 2022-KF132, Class CS, 10.72%, 2/25/2032 (a) (l)	7,869	7,282
Series 2023-KF149, Class CS, 10.47%, 12/25/2032 (a) (l)	8,576	8,749
Series 2017-K724, Class D, PO, 12/25/2049 (a)	723	701
Series 2017-K724, Class X2B, IO, 0.10%, 12/25/2049 (a)	723	—
GNMA
Series 2012-89, IO, 0.19%, 12/16/2053 (l)	4,357	—
Series 2019-53, Class IA, IO, 0.77%, 6/16/2061 (l)	5,776	291
Series 2021-169, IO, 1.11%, 6/16/2061 (l)	10,663	860
Series 2021-153, Class SA, IF, IO, 3.60%, 8/16/2061 (l)	15,784	652
Series 2020-2, IO, 0.59%, 3/16/2062 (l)	6,165	265
Series 2020-94, IO, 0.97%, 3/16/2062 (l)	3,700	249

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
Series 2020-89, Class IA, IO, 1.17%, 4/16/2062 (l)	3,211	253
Series 2020-169, IO, 0.85%, 7/16/2062 (l)	16,374	1,021
Series 2021-33, IO, 0.84%, 10/16/2062 (l)	7,961	506
Series 2020-195, Class IX, IO, 1.13%, 12/16/2062 (l)	1,707	136
Series 2020-145, IO, 0.73%, 3/16/2063 (l)	53,027	2,777
Series 2022-41, IO, 0.75%, 4/16/2063 (l)	12,647	677
Series 2021-10, IO, 0.99%, 5/16/2063 (l)	4,931	361
Series 2024-32, IO, 0.70%, 6/16/2063 (l)	50,366	2,467
Series 2021-195, Class IX, IO, 1.20%, 8/16/2063 (l)	11,228	1,003
Series 2025-78, IO, 1.00%, 11/16/2063 (l)	75,853	5,364
Series 2023-28, IO, 0.86%, 2/16/2065 (l)	18,222	1,221
Series 2025-21, IO, 0.95%, 4/16/2065 (l)	25,264	1,686
Series 2025-42, IO, 0.54%, 11/16/2065 (l)	22,713	1,078
Series 2025-112, IO, 0.56%, 3/16/2066 (l)	18,479	934
GS Mortgage Securities Trust
Series 2015-GC28, Class D, 4.42%, 2/10/2048 (a) (l)	1,053	1,006
Series 2016-GS2, Class D, 2.75%, 5/10/2049 (a)	2,750	2,574
Series 2017-GS5, Class D, 3.51%, 3/10/2050 (a) (l)	2,900	366
Series 2017-GS6, Class D, 3.24%, 5/10/2050 (a)	1,750	1,045
Series 2015-GC30, Class D, 3.38%, 5/10/2050	1,250	906
Series 2017-GS6, Class C, 4.32%, 5/10/2050 (l)	4,330	2,934
Series 2019-GC40, Class D, 3.00%, 7/10/2052 (a)	3,800	2,645
Series 2019-GC40, Class E, 3.00%, 7/10/2052 (a)	2,250	1,422
Series 2020-GC45, Class D, 2.85%, 2/13/2053 (a) (l)	2,824	2,201
IRV Trust
Series 2025-200P, Class A, 5.29%, 3/14/2047 (a) (l)	3,400	3,417
Series 2025-200P, Class B, 5.44%, 3/14/2047 (a) (l)	1,400	1,383
Series 2025-200P, Class C, 5.73%, 3/14/2047 (a) (l)	1,700	1,678
JPMBB Commercial Mortgage Securities Trust
Series 2013-C15, Class E, 3.50%, 11/15/2045 (a)	2,000	1,063
Series 2014-C26, Class D, 3.67%, 1/15/2048 (a) (l)	1,500	1,295
Series 2014-C26, Class C, 4.17%, 1/15/2048 (l)	1,926	1,734
Series 2015-C33, Class C, 4.64%, 12/15/2048 (l)	8,000	7,590
Series 2016-C1, Class D2, 4.20%, 3/17/2049 (a) (l)	1,465	1,224
Series 2016-C1, Class C, 4.70%, 3/17/2049 (l)	5,000	4,799
JPMCC Commercial Mortgage Securities Trust Series 2017-JP5, Class D, 4.49%, 3/15/2050 (a) (l)	7,577	5,774
JPMDB Commercial Mortgage Securities Trust Series 2016-C4, Class D, 3.04%, 12/15/2049 (a) (l)	2,514	1,983
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP3, Class D, 3.42%, 8/15/2049 (a) (l)	4,500	3,416
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class G, 4.50%, 8/15/2045 (a)	1,500	1,226
Series 2014-C16, Class C, 4.58%, 6/15/2047 (l)	408	393
Series 2014-C19, Class D, 3.25%, 12/15/2047 (a)	2,585	2,291
Series 2015-C24, Class D, 3.26%, 5/15/2048 (a)	6,000	5,527
Series 2015-C25, Class C, 4.50%, 10/15/2048 (l)	4,500	4,310
Series 2016-C31, Class C, 4.25%, 11/15/2049 (l)	1,440	1,274
Morgan Stanley Capital I Trust
Series 2018-MP, Class D, 4.28%, 7/11/2040 (a) (l)	730	565

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
Series 2018-L1, Class E, 3.00%, 10/15/2051 (a)	5,486	4,189
Series 2019-L2, Class D, 3.00%, 3/15/2052 (a)	7,075	5,390
Series 2019-L2, Class E, 3.00%, 3/15/2052 (a)	2,575	1,831
MRCD MARK Mortgage Trust
Series 2019-PARK, Class F, 2.72%, 12/15/2036 (a)	10,000	6,049
Series 2019-PARK, Class G, 2.72%, 12/15/2036 (a)	4,000	2,110
Series 2019-PARK, Class J, 4.25%, 12/15/2036 (a)	17,000	5,994
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 7.71%, 10/25/2049 (a) (l)	4,069	4,130
Series 2020-01, Class M10, 8.21%, 3/25/2050 (a) (l)	8,778	9,003
Series 2024-01, Class M10, 8.20%, 7/25/2054 (a) (l)	5,000	5,200
Series 2025-01, Class M1, 6.75%, 5/25/2055 (a) (l)	3,399	3,408
Series 2025-01, Class M2, 7.45%, 5/25/2055 (a) (l)	2,510	2,516
NYC Commercial Mortgage Trust Series 2021-909, Class E, 3.21%, 4/10/2043 (a) (l)	5,000	3,447
ROCK Trust Series 2024-CNTR, Class E, 8.82%, 11/13/2041 (a)	8,925	9,388
VASA Trust Series 2021-VASA, Class G, 9.46%, 7/15/2039 (a) (l)	1,360	922
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (l)	1,188	1,156
Series 2018-2, Class M2, 4.51%, 10/26/2048 (a) (l)	101	95
Series 2018-2, Class M3, 4.72%, 10/26/2048 (a) (l)	147	136
Wells Fargo Commercial Mortgage Trust
Series 2021-SAVE, Class E, 8.21%, 2/15/2040 (a) (l)	1,600	1,599
Series 2015-NXS1, Class E, 2.88%, 5/15/2048 (a) (l)	1,500	1,394
Series 2015-C28, Class D, 4.12%, 5/15/2048 (l)	7,740	6,796
Series 2016-C35, Class D, 3.14%, 7/15/2048 (a)	5,000	4,643
Series 2017-C38, Class D, 3.00%, 7/15/2050 (a)	1,700	1,220
Series 2018-C43, Class D, 3.00%, 3/15/2051 (a)	1,250	1,001
Series 2018-C44, Class D, 3.00%, 5/15/2051 (a)	1,517	1,139
Series 2019-C52, Class XA, IO, 1.56%, 8/15/2052 (l)	3,308	162
WFRBS Commercial Mortgage Trust
Series 2014-C21, Class D, 3.50%, 8/15/2047 (a)	1,700	1,346
Series 2014-C22, Class D, 3.76%, 9/15/2057 (a) (l)	5,505	2,112
Total Commercial Mortgage-Backed Securities (Cost $439,687)		395,187
Collateralized Mortgage Obligations — 3.2%
United States — 3.2%
Adjustable Rate Mortgage Trust
Series 2004-2, Class 6A1, 5.77%, 2/25/2035 (l)	60	60
Series 2005-2, Class 3A1, 6.28%, 6/25/2035 (l)	334	327
Alternative Loan Trust
Series 2004-28CB, Class 4A1, 5.00%, 1/25/2020	6	4
Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	1	1
Series 2005-85CB, Class 3A2, 5.25%, 2/25/2021	9	8
Series 2007-9T1, Class 3A1, 5.50%, 5/25/2022 ‡	5	5
Series 2006-J3, Class 4A1, 5.75%, 5/25/2026	59	57
Series 2005-J1, Class 3A1, 6.50%, 8/25/2032	8	9
Series 2004-12CB, Class 2A1, 6.00%, 6/25/2034	14	14

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Series 2004-28CB, Class 2A4, 5.75%, 1/25/2035	245	225
Series 2004-28CB, Class 6A1, 6.00%, 1/25/2035	296	275
Series 2004-32CB, Class 2A5, 5.50%, 2/25/2035	1,006	986
Series 2005-J2, Class 1A5, 4.97%, 4/25/2035 (l)	2,870	2,214
Series 2005-6CB, Class 1A4, 5.50%, 4/25/2035	1,697	1,441
Series 2005-6CB, Class 1A6, 5.50%, 4/25/2035	204	173
Series 2005-13CB, Class A4, 5.50%, 5/25/2035	690	593
Series 2005-21CB, Class A4, 5.25%, 6/25/2035	376	276
Series 2005-21CB, Class A17, 6.00%, 6/25/2035	1,673	1,276
Series 2005-20CB, Class 1A1, 5.50%, 7/25/2035	77	61
Series 2005-23CB, Class A15, 5.50%, 7/25/2035	846	683
Series 2005-64CB, Class 1A1, 5.50%, 12/25/2035	286	253
Series 2005-64CB, Class 1A15, 5.50%, 12/25/2035	724	640
Series 2005-J14, Class A3, 5.50%, 12/25/2035	198	118
Series 2005-J14, Class A7, 5.50%, 12/25/2035	1,044	624
Series 2005-J14, Class A8, 5.50%, 12/25/2035	873	522
Series 2005-86CB, Class A4, 5.50%, 2/25/2036	261	147
Series 2006-J1, Class 1A13, 5.50%, 2/25/2036	83	55
Series 2006-4CB, Class 2A5, 5.50%, 4/25/2036	440	328
Series 2006-14CB, Class A1, 6.00%, 6/25/2036	1,072	571
Series 2006-19CB, Class A15, 6.00%, 8/25/2036	385	215
Series 2006-25CB, Class A2, 6.00%, 10/25/2036	189	96
Series 2006-41CB, Class 2A13, 5.75%, 1/25/2037	2,091	976
Series 2007-8CB, Class A9, 6.00%, 5/25/2037	133	69
Series 2007-19, Class 1A8, 6.00%, 8/25/2037	132	61
American Home Mortgage Investment Trust Series 2007-2, Class 12A1, 5.01%, 3/25/2037 (l)	4,039	1,582
Angel Oak Mortgage Trust
Series 2019-5, Class B1, 3.96%, 10/25/2049 (a) (l)	6,250	5,789
Series 2019-6, Class B3, 5.94%, 11/25/2059 (a) (l)	1,285	1,124
Angel Oak Mortgage Trust I LLC Series 2019-2, Class B2, 6.29%, 3/25/2049 (a) (l)	2,250	2,274
Banc of America Alternative Loan Trust
Series 2006-4, Class 2A1, 6.00%, 3/25/2029	2	2
Series 2005-11, Class 4A5, 5.75%, 12/25/2035	271	239
Series 2006-4, Class 3CB4, 6.00%, 5/25/2046	312	285
Series 2006-4, Class 4CB1, 6.50%, 5/25/2046	616	574
Series 2006-5, Class CB7, 6.00%, 6/25/2046	190	164
Banc of America Funding Trust
Series 2007-4, Class 8A1, 5.50%, 11/25/2034	50	39
Series 2005-6, Class 1A2, 5.50%, 10/25/2035	976	789
Series 2005-7, Class 4A7, 6.00%, 11/25/2035	21	21
Series 2006-A, Class 1A1, 6.25%, 2/20/2036 (l)	222	211
Series 2006-2, Class 2A20, 5.75%, 3/25/2036	131	114
Series 2007-5, Class 4A1, 4.84%, 7/25/2037 (l)	1,777	1,223
Banc of America Mortgage Trust
Series 2004-A, Class 2A2, 5.90%, 2/25/2034 (l)	168	166
Series 2007-3, Class 1A1, 6.00%, 9/25/2037	91	74
Bear Stearns ALT-A Trust Series 2006-8, Class 3A1, 4.79%, 2/25/2034 (l)	100	94

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Bear Stearns Asset-Backed Securities I Trust Series 2004-AC5, Class M1, 5.47%, 10/25/2034 (l)	203	182
BRAVO Residential Funding Trust Series 2023-NQM5, Class B1, 7.33%, 6/25/2063 (a) (l)	1,263	1,265
Chase Mortgage Finance Trust
Series 2006-S3, Class 1A2, 6.00%, 11/25/2036	1,045	408
Series 2006-S4, Class A5, 6.00%, 12/25/2036	812	323
Series 2007-S2, Class 1A8, 6.00%, 3/25/2037	182	96
CHL Mortgage Pass-Through Trust
Series 2005-20, Class A7, 5.25%, 12/25/2027	65	37
Series 2004-25, Class 2A1, 5.15%, 2/25/2035 (l)	1,478	1,364
Series 2005-26, Class 1A11, 5.50%, 11/25/2035	977	579
Series 2005-31, Class 2A1, 4.48%, 1/25/2036 (l)	432	386
Series 2005-30, Class A5, 5.50%, 1/25/2036	103	61
Series 2006-HYB1, Class 2A2C, 4.54%, 3/20/2036 (l)	1,189	1,112
Series 2006-HYB2, Class 2A1B, 4.59%, 4/20/2036 (l)	359	325
Series 2006-J2, Class 1A1, 6.00%, 4/25/2036	64	31
Series 2006-10, Class 1A16, 6.00%, 5/25/2036	957	381
Series 2006-17, Class A2, 6.00%, 12/25/2036	279	122
Series 2006-18, Class 2A4, 6.00%, 12/25/2036	1,586	825
Series 2007-2, Class A2, 6.00%, 3/25/2037	95	40
Series 2007-3, Class A18, 6.00%, 4/25/2037	772	347
Series 2007-10, Class A4, 5.50%, 7/25/2037	99	39
Series 2007-13, Class A4, 6.00%, 8/25/2037	206	92
Series 2007-16, Class A1, 6.50%, 10/25/2037	1,788	729
Series 2007-18, Class 2A1, 6.50%, 11/25/2037	414	131
Series 2006-OA5, Class 2A1, 4.87%, 4/25/2046 (l)	1,372	1,181
Citi Asset Receivables Trust I
Series 2025-3, Class CERT, HB, 25.33%, 6/20/2031 ‡ (a) (j)	1,207	1,247
Series 2025-4, Class CERT, HB, 25.10%, 7/20/2031 ‡ (a) (j)	386	401
Series 2025-5, Class CERT, HB, 25.83%, 8/20/2031 ‡ (a)	407	421
CITI Asset Receivables Trust I Series 2025-2, Class CERT, HB, 24.76%, 5/20/2031 ‡ (a) (j)	925	956
Citicorp Mortgage Securities Trust Series 2007-4, Class 1A9, 6.00%, 5/25/2037	289	252
Citigroup Mortgage Loan Trust
Series 2005-9, Class 2A2, 5.50%, 11/25/2035	57	40
Series 2006-AR3, Class 1A1A, 5.69%, 6/25/2036 (l)	778	735
Series 2006-AR5, Class 1A5A, 5.03%, 7/25/2036 (l)	288	275
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1, 6.08%, 9/25/2035 (l)	125	125
Series 2006-8, Class A3, 4.82%, 10/25/2035 (a) (l)	432	188
COLT Mortgage Loan Trust
Series 2021-3, Class B1, 3.06%, 9/27/2066 (a) (l)	2,500	1,681
Series 2021-5, Class B2, 4.24%, 11/26/2066 (a) (l)	2,247	1,780
Series 2022-1, Class B2, 4.16%, 12/27/2066 (a) (l)	2,581	2,168
Series 2023-2, Class A1, 6.60%, 7/25/2068 (a) (h)	1,801	1,809
Series 2023-4, Class A1, 7.16%, 10/25/2068 (a) (h)	3,293	3,336
Connecticut Avenue Securities Series 2025-R01, Class 1B1, 6.05%, 1/25/2045 (a) (l)	1,600	1,597
Connecticut Avenue Securities Trust
Series 2019-R04, Class 2B1, 9.71%, 6/25/2039 (a) (l)	2,145	2,214

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Series 2019-R05, Class 1B1, 8.56%, 7/25/2039 (a) (l)	268	275
Series 2019-R06, Class 2B1, 8.21%, 9/25/2039 (a) (l)	3,747	3,836
Series 2019-R07, Class 1B1, 7.86%, 10/25/2039 (a) (l)	7,064	7,207
Series 2020-R02, Class 2B1, 7.46%, 1/25/2040 (a) (l)	7,158	7,306
Series 2020-R01, Class 1B1, 7.71%, 1/25/2040 (a) (l)	1,000	1,024
Series 2021-R01, Class 1B1, 7.45%, 10/25/2041 (a) (l)	5,200	5,315
Series 2021-R03, Class 1B2, 9.85%, 12/25/2041 (a) (l)	6,100	6,358
Series 2022-R01, Class 1B2, 10.35%, 12/25/2041 (a) (l)	4,437	4,655
Series 2024-R02, Class 1M2, 6.15%, 2/25/2044 (a) (l)	7,000	7,070
CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-10, Class 11A1, 5.50%, 11/25/2020	572	68
Series 2004-AR4, Class 2A1, 5.20%, 5/25/2034 (l)	78	79
Series 2004-AR4, Class 4A1, 6.23%, 5/25/2034 (l)	628	639
Series 2004-AR5, Class 6A1, 6.06%, 6/25/2034 (l)	133	131
Series 2004-4, Class 4A1, 5.50%, 8/25/2034	626	639
Series 2005-4, Class 2A5, 5.02%, 6/25/2035 (l)	1,853	1,221
Series 2005-10, Class 5A3, 5.50%, 11/25/2035	218	155
CSMC Mortgage-Backed Trust
Series 2006-8, Class 5A1, 5.46%, 10/25/2026 (l)	24	22
Series 2007-2, Class 3A13, 5.50%, 3/25/2037	307	135
Deephaven Residential Mortgage Trust
Series 2021-3, Class B2, 4.13%, 8/25/2066 (a) (l)	4,502	3,421
Series 2021-4, Class B1, 4.16%, 11/25/2066 (a) (l)	6,000	4,674
Series 2021-4, Class B2, 4.44%, 11/25/2066 (a) (l)	6,508	5,112
Series 2022-1, Class B1, 4.26%, 1/25/2067 (a) (l)	3,000	2,372
Series 2022-1, Class B2, 4.26%, 1/25/2067 (a) (l)	5,640	4,188
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 3.40%, 2/25/2020 (l)	12	11
DSLA Mortgage Loan Trust Series 2005-AR4, Class 2A1A, 4.95%, 8/19/2045 (l)	1,036	920
FHLMC Seasoned Credit Risk Transfer Trust Series 2017-3, Class A, IO, 0.00%, 7/25/2056 (l)	167,805	107
FHLMC STACR REMIC Trust
Series 2021-DNA2, Class B2, 10.35%, 8/25/2033 (a) (l)	1,500	1,827
Series 2021-HQA2, Class B2, 9.80%, 12/25/2033 (a) (l)	1,200	1,402
Series 2021-DNA6, Class B1, 7.75%, 10/25/2041 (a) (l)	2,500	2,566
Series 2021-DNA6, Class B2, 11.85%, 10/25/2041 (a) (l)	400	425
Series 2024-DNA2, Class M1, 5.55%, 5/25/2044 (a) (l)	3,735	3,744
Series 2020-HQA1, Class B2, 9.56%, 1/25/2050 (a) (l)	4,000	4,403
Series 2021-DNA1, Class B2, 9.10%, 1/25/2051 (a) (l)	6,800	7,556
First Horizon Alternative Mortgage Securities Trust Series 2006-FA6, Class 3A1, 5.75%, 11/25/2021	4	—
GCAT Trust Series 2020-NQM1, Class B1, 3.64%, 1/25/2060 (a) (l)	3,000	2,523
GMACM Mortgage Loan Trust
Series 2004-AR2, Class 3A, 4.77%, 8/19/2034 (l)	151	136
Series 2005-AR1, Class 3A, 4.07%, 3/18/2035 (l)	33	29
GS Mortgage-Backed Securities Trust Series 2025-PJ7, Class A1, 6.00%, 12/25/2055 (a) (l)	3,200	3,217
GSMSC Pass-Through Trust Series 2008-2R, Class 2A1, 7.50%, 10/25/2036 (a) (l)	1,195	131
GSR Mortgage Loan Trust
Series 2004-15F, Class 1A2, 5.50%, 12/25/2034	137	89
Series 2005-1F, Class 2A3, 6.00%, 2/25/2035	121	83

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Series 2005-AR3, Class 6A1, 4.29%, 5/25/2035 (l)	47	35
Series 2005-AR4, Class 3A5, 5.22%, 7/25/2035 (l)	811	488
Series 2005-6F, Class 3A18, 5.50%, 7/25/2035	439	419
Series 2005-AR7, Class 6A1, 4.42%, 11/25/2035 (l)	305	265
Series 2006-1F, Class 2A16, 6.00%, 2/25/2036	470	193
Series 2006-1F, Class 2A9, 6.00%, 2/25/2036	760	312
Series 2006-9F, Class 3A1, 6.25%, 10/25/2036	326	299
Series 2007-1F, Class 3A13, 6.00%, 1/25/2037	193	115
HarborView Mortgage Loan Trust Series 2005-11, Class 2A1A, 5.09%, 8/19/2045 (l)	84	79
Impac CMB Trust
Series 2004-5, Class 1A1, 5.19%, 10/25/2034 (l)	92	91
Series 2004-5, Class 1M2, 5.34%, 10/25/2034 (l)	33	33
Series 2004-7, Class 1A2, 5.39%, 11/25/2034 (l)	115	114
Series 2004-10, Class 2A, 5.11%, 3/25/2035 (l)	289	266
Series 2005-1, Class 1A1, 4.99%, 4/25/2035 (l)	131	126
Series 2005-1, Class 1A2, 5.09%, 4/25/2035 (l)	160	153
Series 2005-2, Class 1A2, 5.09%, 4/25/2035 (l)	165	161
Impac Secured Assets CMN Owner Trust Series 2003-2, Class A4, 3.75%, 8/25/2033	136	91
Impac Secured Assets Trust
Series 2007-3, Class A1B, 4.95%, 9/25/2037 (l)	1,219	1,047
Series 2007-3, Class A1C, 5.19%, 9/25/2037 (l)	2,043	1,764
IndyMac INDX Mortgage Loan Trust
Series 2005-AR3, Class 3A1, 4.06%, 4/25/2035 (l)	130	121
Series 2005-AR14, Class 2A1A, 5.07%, 7/25/2035 (l)	606	488
Series 2007-AR21, Class 6A1, 3.82%, 9/25/2037 (l)	3,741	2,318
JPMorgan Mortgage Trust
Series 2006-S3, Class 2A4, 5.50%, 8/25/2021	7	6
Series 2004-A6, Class 1A1, 4.07%, 12/25/2034 (l)	22	20
Series 2005-A3, Class 6A6, 5.73%, 6/25/2035 (l)	87	87
Series 2005-A6, Class 1A2, 6.26%, 9/25/2035 (l)	90	85
Series 2005-A8, Class 1A1, 5.10%, 11/25/2035 (l)	57	45
Series 2005-A8, Class 4A1, 5.29%, 11/25/2035 (l)	939	771
Series 2006-A7, Class 2A4, 4.55%, 1/25/2037 (l)	269	209
Series 2007-S1, Class 2A17, 4.80%, 3/25/2037 (l)	3,566	948
Legacy Mortgage Asset Trust
Series 2021-GS3, Class A2, 7.25%, 7/25/2061 (a) (h)	3,014	2,993
Series 2021-GS1, Class A2, 7.84%, 10/25/2066 (a) (h)	2,226	2,225
Lehman Mortgage Trust
Series 2005-2, Class 2A5, 5.50%, 12/25/2035	578	320
Series 2007-7, Class 5A7, 6.50%, 8/25/2037	6,591	2,868
LHOME Mortgage Trust
Series 2023-RTL3, Class A1, 8.00%, 8/25/2028 (a) (h)	2,550	2,562
Series 2024-RTL1, Class A1, 7.02%, 1/25/2029 (a) (h)	4,025	4,050
Series 2024-RTL2, Class A1, 7.13%, 3/25/2029 (a) (h)	3,325	3,353
Series 2024-RTL3, Class A1, 6.90%, 5/25/2029 (a) (h)	5,000	5,047
Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (a) (h)	480	478

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
MASTR Alternative Loan Trust
Series 2004-12, Class 3A1, 6.00%, 12/25/2034	310	309
Series 2005-3, Class 1A1, 5.50%, 4/25/2035	67	61
Series 2005-5, Class 3A1, 5.75%, 8/25/2035	194	86
Series 2005-6, Class 1A2, 5.50%, 12/25/2035	339	216
Merrill Lynch Mortgage Investors Trust
Series 2005-1, Class 2A2, 5.11%, 4/25/2035 (l)	89	81
Series 2006-1, Class 2A1, 5.60%, 2/25/2036 (l)	450	442
Series 2006-AF2, Class AF2, 6.25%, 10/25/2036	150	53
Metlife Securitization Trust Series 2017-1A, Class A, 3.00%, 4/25/2055 (a) (l)	1,487	1,421
Morgan Stanley Mortgage Loan Trust
Series 2006-2, Class 1A, 5.25%, 2/25/2021	193	173
Series 2004-9, Class 1A, 5.28%, 11/25/2034 (l)	266	262
Series 2005-4, Class 1A, 5.00%, 8/25/2035	19	19
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (a) (h)	3,750	3,774
Series 2019-NQM4, Class B1, 3.74%, 9/25/2059 (a) (l)	2,500	2,148
Series 2019-NQM4, Class B2, 5.11%, 9/25/2059 (a) (l)	4,000	3,659
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2005-WF1, Class 2A5, 5.66%, 3/25/2035 (h)	1	1
NRM FHT1 Excess Owner LLC Series 2025-FHT1, Class A, 6.55%, 3/25/2032 (a) (h)	835	833
OBX Trust
Series 2023-NQM3, Class A1, 5.95%, 2/25/2063 (a) (h)	279	279
Series 2024-NQM4, Class A3, 6.32%, 1/25/2064 (a) (h)	3,640	3,658
PMT Loan Trust
Series 2025-J1, Class A1, 6.00%, 4/25/2055 (a) (l)	1,474	1,483
Series 2025-INV5, Class A2, 6.00%, 5/25/2056 (a) (l)	876	882
Series 2025-INV6, Class A2, 6.00%, 6/25/2056 (a) (l)	197	199
Provident Funding Mortgage Trust Series 2025-3, Class A1, 6.00%, 7/25/2055 (a) (l)	6,395	6,428
PRPM LLC
Series 2024-2, Class A1, 7.03%, 3/25/2029 (a) (h)	4,903	4,903
Series 2024-4, Class A1, 6.41%, 8/25/2029 (a) (h)	3,381	3,387
Series 2024-8, Class A2, 8.84%, 12/25/2029 (a) (h)	1,501	1,497
RALI Trust
Series 2003-QS20, Class CB, 5.00%, 11/25/2018 ‡	—	—
Series 2005-QA5, Class A2, 4.71%, 4/25/2035 (l)	514	466
Series 2005-QS17, Class A3, 6.00%, 12/25/2035	389	335
Series 2006-QS3, Class 1A10, 6.00%, 3/25/2036	665	595
Series 2006-QS4, Class A2, 6.00%, 4/25/2036	824	667
Series 2006-QS17, Class A5, 6.00%, 12/25/2036	1,251	1,036
Residential Asset Securitization Trust
Series 2005-A8CB, Class A11, 6.00%, 7/25/2035	1,254	730
Series 2005-A14, Class A1, 5.50%, 12/25/2035	123	55
Series 2006-A8, Class 3A1, 6.00%, 8/25/2036	2,563	1,105
RFMSI Trust
Series 2005-S7, Class A6, 5.50%, 11/25/2035	40	31
Series 2006-S10, Class 1A1, 6.00%, 10/25/2036	925	744
Series 2006-SA4, Class 2A1, 5.53%, 11/25/2036 (l)	565	475

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Sequoia Mortgage Trust Series 2007-3, Class 1A1, 4.87%, 7/20/2036 (l)	192	165
Starwood Mortgage Residential Trust
Series 2020-1, Class B1, 3.73%, 2/25/2050 (a) (l)	5,410	4,570
Series 2020-INV1, Class B2, 4.26%, 11/25/2055 (a)	1,600	1,324
Structured Adjustable Rate Mortgage Loan Trust Series 2005-1, Class 1A1, 4.32%, 2/25/2035 (l)	156	148
Structured Asset Mortgage Investments II Trust
Series 2005-AR3, Class 1A1, 5.01%, 8/25/2035 (l)	1,514	1,438
Series 2007-AR7, Class 1A1, 5.32%, 5/25/2047 (l)	2,524	2,039
Verus Securitization Trust
Series 2021-R1, Class B1, 3.20%, 10/25/2063 (a) (l)	2,000	1,796
Series 2021-R1, Class B2, 4.20%, 10/25/2063 (a) (l)	1,322	1,145
Series 2021-R3, Class B1, 3.07%, 4/25/2064 (a) (l)	2,500	2,077
Series 2021-R3, Class B2, 4.07%, 4/25/2064 (a) (l)	1,776	1,365
Series 2021-5, Class B1, 3.04%, 9/25/2066 (a) (l)	3,826	2,654
Series 2021-5, Class B2, 3.94%, 9/25/2066 (a) (l)	3,750	2,736
Series 2023-INV1, Class A3, 6.76%, 2/25/2068 (a) (h)	1,871	1,872
Series 2023-4, Class A1, 5.81%, 5/25/2068 (a) (h)	267	267
Series 2023-6, Class B1, 7.79%, 9/25/2068 (a) (l)	3,500	3,519
WaMu Mortgage Pass-Through Certificates Trust
Series 2004-AR11, Class A, 6.68%, 10/25/2034 (l)	321	312
Series 2005-AR5, Class A6, 5.36%, 5/25/2035 (l)	779	770
Series 2005-AR16, Class 1A1, 4.68%, 12/25/2035 (l)	272	250
Series 2005-AR14, Class 1A3, 5.14%, 12/25/2035 (l)	645	607
Series 2005-AR14, Class 1A4, 5.14%, 12/25/2035 (l)	430	405
Series 2005-AR18, Class 1A3A, 4.98%, 1/25/2036 (l)	27	26
Series 2006-AR2, Class 1A1, 4.58%, 3/25/2036 (l)	127	114
Series 2004-AR10, Class A1B, 5.31%, 7/25/2044 (l)	312	299
Series 2005-AR15, Class A1A1, 4.99%, 11/25/2045 (l)	20	19
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-1, Class 1A3, 5.50%, 3/25/2035	342	328
Series 2005-4, Class CB7, 5.50%, 6/25/2035	236	216
Series 2005-10, Class 2A5, 5.75%, 11/25/2035	1,333	1,270
Series 2005-10, Class 4CB1, 5.75%, 12/25/2035	383	352
Series 2006-5, Class 2CB5, 6.50%, 7/25/2036	129	95
Series 2007-1, Class 1A7, 5.07%, 2/25/2037 (l)	2,203	1,664
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR19, Class A3, 6.93%, 12/25/2036 (l)	65	63
Series 2007-15, Class A1, 6.00%, 11/25/2037	57	56
Total Collateralized Mortgage Obligations (Cost $294,832)		263,978
Loan Assignments — 2.6% (n)
Canada — 0.1%
1011778 BC ULC, 1st Lien Term Loan B-5 (1-MONTH CME TERM SOFR + 1.75%), 6.11%, 9/20/2030 (d)	395	394
Four Seasons Hotels Ltd., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 6.11%, 11/30/2029 (d)	444	446
Garda World Security Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.34%, 2/1/2029 (d) (o)	913	912
KDC/ONE Development Corp., Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.00%), 8.36%, 8/15/2028 (d)	558	559

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Canada — continued
NorthRiver Midstream Finance LP, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 6.54%, 8/16/2030 (d)	613	613
St. George's University Scholastic Services LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 7.11%, 2/12/2029 (d)	501	492
		3,416
France — 0.0% ^
Altice France SA, 1st Lien Term Loan B-14 (3-MONTH CME TERM SOFR + 5.50%), 9.82%, 8/15/2028 (d)	201	187
Germany — 0.0% ^
TK Elevator Midco GmbH, 1st Lien Term Loan B-1 (3-MONTH CME TERM SOFR + 3.00%), 7.24%, 4/30/2030 (d)	525	527
Luxembourg — 0.0% ^
Altice Financing SA, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 5.00%), 9.32%, 10/29/2027 (d)	372	323
INEOS US Finance LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.61%, 2/18/2030 (d) (o)	902	836
		1,159
United Kingdom — 0.0% ^
Crown Finance US, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.50%), 8.83%, 12/2/2031 (d)	2,826	2,815
United States — 2.5%
1261229 BC Ltd., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 6.25%), 10.61%, 10/8/2030 (d)	5,497	5,379
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.58%, 4/20/2028 (d)	2,528	2,516
Acuren Delaware Holdco, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 7.11%, 7/30/2031 (d)	474	474
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.61%, 1/31/2031 (d)	2,601	2,608
Advanced Drainage Systems, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.68%, 7/31/2026 (d)	293	294
Ahead DB Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 3.00%), 7.30%, 2/3/2031 (d)	713	713
AHP Health Partners, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.11%, 8/24/2028 (d)	371	371
Alliant Holdings Intermediate LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 7.10%, 9/19/2031 (d)	643	643
Allied Universal Holdco LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 8.21%, 5/12/2028 (d)	500	500
Altafiber Virginia LLC, 1st Lien Term Loan B-4 (1-MONTH CME TERM SOFR + 2.75%), 7.08%, 11/22/2028 (d)	338	339
Altar Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.10%), 7.08%, 2/1/2029 (d)	621	620
Altar Bidco, Inc., 2nd Lien Term Loan (12-MONTH CME TERM SOFR + 5.60%), 9.58%, 2/1/2030 (d)	219	208
American Axle & Manufacturing, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%; 6-MONTH CME TERM SOFR + 3.00%), 7.24%, 12/13/2029 (d)	731	730
APi Group DE, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 6.11%, 1/3/2029 (d)	466	465
Arches Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.71%, 12/6/2027 (d)	228	227
Asplundh Tree Expert LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 6.21%, 9/6/2027 (d)	235	235
Asurion LLC, 1st Lien Term Loan B-10 (1-MONTH CME TERM SOFR + 4.00%), 8.46%, 8/21/2028 (d)	330	327
Asurion LLC, 1st Lien Term Loan B-11 (1-MONTH CME TERM SOFR + 4.25%), 8.71%, 8/21/2028 (d)	551	546
Asurion LLC, 1st Lien Term Loan B-13 (1-MONTH CME TERM SOFR + 4.25%), 8.58%, 9/19/2030 (d)	2,029	1,985
Asurion LLC, 1st Lien Term Loan B-9 (1-MONTH CME TERM SOFR + 3.25%), 7.72%, 7/30/2027 (d)	337	337
Asurion LLC, 2nd Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 5.25%), 9.72%, 1/31/2028 (d)	325	312
AthenaHealth Group, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 7.11%, 2/15/2029 (d)	790	789
Avantor Funding, Inc., 1st Lien Term Loan B-6 (1-MONTH CME TERM SOFR + 2.00%), 6.46%, 11/8/2027 (d)	29	30
Axalta Coating Systems US Holdings, Inc., 1st Lien Term Loan B-7 (3-MONTH CME TERM SOFR + 1.75%), 6.05%, 12/20/2029 (d)	445	446
AZZ, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.86%, 5/14/2029 (d)	204	204
Bausch + Lomb Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.25%), 8.61%, 1/15/2031 (d)	355	356
BCP VI Summit Holdings LP, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.50%), 7.86%, 1/30/2032 (d) (o)	615	618
BCPE Pequod Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.36%, 11/25/2031 (d)	3,986	3,991
Belron Finance 2019 LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 7.05%, 10/16/2031 (d)	2,089	2,096

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
BIFM CA Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 8.11%, 5/31/2028 (d)	252	253
Bleriot US Bidco, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 7.05%, 10/31/2030 (d)	316	316
Boost Newco Borrower LLC, 1st Lien Term Loan B-2 (3-MONTH CME TERM SOFR + 2.00%), 6.30%, 1/31/2031 (d)	388	389
Boxer Parent Co., Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 7.33%, 7/30/2031 (d)	723	723
Buckeye Partners LP, 1st Lien Term Loan B-5 (1-MONTH CME TERM SOFR + 1.75%), 6.11%, 11/2/2026 (d)	90	90
Buckeye Partners LP, 1st Lien Term Loan B-6 (1-MONTH CME TERM SOFR + 1.75%), 6.11%, 11/22/2030 (d)	397	397
Caesars Entertainment, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 6.61%, 2/6/2030 (d)	566	565
Caesars Entertainment, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.25%), 6.61%, 2/6/2031 (d)	248	247
Calpine Construction Finance Co. LP, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.00%), 6.36%, 7/19/2030 (d)	562	562
Camelot US Acquisition LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.11%, 1/31/2031 (d)	273	272
Central Parent LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.55%, 7/6/2029 (d)	730	593
Chariot Buyer LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.71%, 11/3/2028 (d)	536	536
Charter Communications Operating LLC, 1st Lien Term Loan B-4 (3-MONTH CME TERM SOFR + 2.00%), 6.29%, 12/9/2030 (d)	1,330	1,327
Charter Communications Operating LLC, 1st Lien Term Loan B-5 (3-MONTH CME TERM SOFR + 2.25%), 6.54%, 12/15/2031 (d)	497	497
Claire's Boutiques, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 11.57% (PIK) + 7.25%), 11.57%, 5/15/2026 ‡ (d) (i)	532	532
Claire's Stores, Inc., 1st Lien Term Loan B (6-MONTH CME TERM SOFR + 10.73% (PIK) + 6.50%), 10.73%, 12/18/2026 ‡ (d) (i)	1,813	684
Clarios Global LP, 1st Lien Term Loan
(1-MONTH CME TERM SOFR + 2.50%), 6.86%, 5/6/2030 (d)	427	427
(1-MONTH CME TERM SOFR + 2.75%), 7.11%, 1/28/2032 (d)	225	225
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.00%), 8.47%, 8/23/2028 (d)	1,383	1,377
Cloud Software Group, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 8.05%, 3/21/2031 (d)	259	260
Clydesdale Acquisition Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 7.61%, 4/1/2032 (d)	320	320
Coherent Corp., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.00%), 6.36%, 7/2/2029 (d) (o)	627	628
CommScope, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 5.25%), 9.61%, 12/18/2029 (d) (o)	2,445	2,483
Conair Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 8.22%, 5/17/2028 (d)	1,952	1,431
Conservice Midco LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.36%, 5/13/2030 (d)	925	925
Constellation Renewables LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.58%, 12/15/2027 (d)	386	386
CPI Holdco B LLC, 1st Lien Term Loan
(1-MONTH CME TERM SOFR + 2.00%), 6.36%, 5/19/2031 (d)	347	347
(1-MONTH CME TERM SOFR + 2.25%), 6.58%, 5/19/2031 (d)	135	135
CPPIB OVM Member US LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 7.05%, 8/20/2031 (d)	723	725
Creative Artists Agency LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.08%, 10/1/2031 (d)	642	642
Crosby US Acquisition Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.50%), 7.86%, 8/16/2029 (d)	251	252
CSC Holdings LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.50%), 8.94%, 1/18/2028 (d)	947	944
DaVita, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 1.75%), 6.11%, 5/9/2031 (d)	612	612
DCert Buyer, Inc., 2nd Lien Term Loan (1-MONTH CME TERM SOFR + 7.00%), 11.36%, 2/16/2029 (d)	145	128
DexKo Global, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 8.22%, 10/4/2028 (d)	3,944	3,748
DIRECTV Financing LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 5.00%), 9.57%, 8/2/2027 (d)	565	566
Ecovyst Catalyst Technologies LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.00%), 6.31%, 6/12/2031 (d)	620	618
Elanco Animal Health, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 6.18%, 8/2/2027 (d)	308	307
EMRLD Borrower LP, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.86%, 8/4/2031 (d)	3,039	3,039
EMRLD Borrower LP, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 6.83%, 5/31/2030 (d)	814	814
Endo Finance Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.00%), 8.36%, 4/23/2031 (d)	597	598
Ensemble RCM LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 7.28%, 8/1/2029 (d)	240	241

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
Entegris, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%; 3-MONTH CME TERM SOFR + 1.75%), 6.05%, 7/6/2029 (d)	323	324
Enviri Corp., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 2.25%), 6.72%, 6/9/2028 (d)	693	686
EPIC Crude Services LP, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.83%, 10/15/2031 (d)	2,406	2,418
EW Scripps Co. (The), 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 5.75%), 10.21%, 6/30/2028 (d)	1,192	1,204
EW Scripps Co. (The), 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 3.35%), 7.81%, 11/30/2029 (d)	246	238
FGI Operating Co. LLC, 1st Lien Term Loan 0.00%, 12/31/2025 ‡ (j) (l)	126	1
First Advantage Holdings LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 3.25%), 7.58%, 10/31/2031 (d)	3,585	3,596
First Student Bidco, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 6.80%, 7/21/2028 (d)	1,982	1,984
First Student Bidco, Inc., 1st Lien Term Loan B-2 (3-MONTH CME TERM SOFR + 2.50%), 6.80%, 7/21/2028 (d)	4,212	4,217
First Student Bidco, Inc., 1st Lien Term Loan C (3-MONTH CME TERM SOFR + 2.50%), 6.80%, 7/21/2028 (d)	607	608
Gates Global LLC, 1st Lien Term Loan B-4 (1-MONTH CME TERM SOFR + 1.75%), 6.11%, 11/16/2029 (d)	140	140
Genesee & Wyoming, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 1.75%), 6.05%, 4/10/2031 (d)	699	697
Genesys Cloud Services, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.86%, 1/30/2032 (d)	3,519	3,514
Go Daddy Operating Co. LLC, 1st Lien Term Loan B-8 (1-MONTH CME TERM SOFR + 1.75%), 6.11%, 11/9/2029 (d)	492	493
Goat Holdco LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 7.36%, 1/27/2032 (d)	389	389
Graham Packaging Co., Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.86%, 8/4/2027 (d)	327	328
Grant Thornton Advisors LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.86%, 6/2/2031 (d)	611	611
Gray Media, Inc., 1st Lien Term Loan D (1-MONTH CME TERM SOFR + 3.00%), 7.44%, 12/1/2028 (d)	111	111
Griffon Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 6.55%, 1/24/2029 (d)	432	434
Guardian US Holdco LLC, 1st Lien Term Loan + 3.50%7.80%, 1/31/2030 (l)	443	443
Hertz Corp. (The), 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.50%), 8.07%, 6/30/2028 (d)	1,384	1,171
Hertz Corp. (The), 1st Lien Term Loan C (3-MONTH CME TERM SOFR + 3.50%), 8.07%, 6/30/2028 (d)	272	230
HUB International Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.83%, 6/20/2030 (d)	725	726
ICON Luxembourg SARL, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.00%), 6.30%, 7/3/2028 (d)	95	95
Icon Parent, Inc., 1st Lien Term Loan (6-MONTH CME TERM SOFR + 3.00%), 7.21%, 11/13/2031 (d)	3,277	3,284
Icon Parent, Inc., 2nd Lien Term Loan (6-MONTH CME TERM SOFR + 5.00%), 9.21%, 11/12/2032 (d)	90	91
iHeartCommunications, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.78%), 10.25%, 5/1/2029 (d) (o)	4,195	3,459
Insulet Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.00%), 6.33%, 8/4/2031 (d)	684	687
Iridium Satellite LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 6.61%, 9/20/2030 (d)	569	565
Jazz Financing Lux SARL, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.61%, 5/5/2028 (d)	359	360
Jetblue Airways Corp., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.75%), 9.07%, 8/13/2029 (d)	531	498
KBR, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 6.36%, 1/17/2031 (d)	467	467
LABL, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.00%), 9.46%, 10/30/2028 (d)	3,898	3,520
Leslie's Poolmart, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.22%, 3/9/2028 (d)	554	261
Live Nation Entertainment, Inc., 1st Lien Term Loan B-4 (1-MONTH CME TERM SOFR + 1.75%), 6.20%, 10/19/2026 (d)	401	400
LSF12 Crown US Commercial Bidco LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.50%), 7.83%, 12/2/2031 (d)	5,221	5,249
Lumen Technologies, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.35%), 6.79%, 4/16/2029 (d)	3,744	3,722
Lumen Technologies, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.35%), 6.79%, 4/15/2030 (d)	116	115
Madison IAQ LLC, 1st Lien Term Loan (6-MONTH CME TERM SOFR + 2.50%), 6.70%, 6/21/2028 (d)	3,569	3,568
Madison Safety & Flow LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 7.11%, 9/26/2031 (d)	561	563
Mauser Packaging Solutions Holding Co., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.32%, 4/15/2027 (d)	586	586
MED ParentCo LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 7.58%, 4/15/2031 (d)	499	501
Medline Borrower LP, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.58%, 10/23/2028 (d)	2,817	2,819
MH Sub I LLC, 1st Lien Term Loan
(1-MONTH CME TERM SOFR + 4.25%), 8.61%, 5/3/2028 (d)	293	279
(1-MONTH CME TERM SOFR + 4.25%), 8.61%, 12/31/2031 (d)	198	176

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
Mirion Technologies, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.55%, 6/4/2032 (d)	272	272
Mister Car Wash Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.86%, 3/27/2031 (d)	332	332
MIWD Holdco II LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 7.11%, 3/28/2031 (d)	2,867	2,868
Modena Buyer LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.50%), 8.81%, 7/1/2031 (d)	313	306
Moran Foods LLC, 1st Lien PIK Term Loan (3-MONTH CME TERM SOFR + 9.65% (PIK) + 2.00%), 11.65%, 6/30/2026 ‡ (d) (i)	5,320	3,863
Moran Foods LLC, 1st Lien Super Senior Delayed Draw Term Loan (3-MONTH CME TERM SOFR + 15.91% (PIK) + 11.50%), 15.91%, 6/30/2026 ‡ (d) (i)	2,892	2,892
Moran Foods LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 12.82% (PIK) + 8.50%), 12.81%, 1/2/2029 ‡ (d) (i)	744	744
Moran Foods LLC, 1st Lien Term Loan A (3-MONTH CME TERM SOFR + 6.82% (PIK) + 2.50%), 6.81%, 1/2/2029 ‡ (d) (i)	839	839
Moran Foods LLC, 2nd Lien PIK Term Loan (3-MONTH CME TERM SOFR + 9.65% (PIK) + 2.00%), 11.65%, 6/30/2026 ‡ (d) (i)	2,145	486
NCR Atleos Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 8.06%, 3/27/2029 (d)	158	159
Neon Maple US Debt Mergersub, Inc., 1st Lien Term Loan B-1 + 3.00%7.33%, 11/17/2031 (l)	5,009	5,009
NGL Energy Operating LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 8.11%, 2/3/2031 (d)	629	629
Nielsen Consumer LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.61%, 3/6/2028 (d)	374	374
Novelis, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.00%), 6.30%, 3/11/2032 (d)	264	265
NRG Energy, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 1.75%), 6.03%, 4/16/2031 (d) (o)	580	580
Option Care Health, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 6.61%, 10/27/2028 (d)	589	591
Orion Advisor Solutions, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.75%), 8.03%, 9/24/2030 (d)	532	534
Osmose Utilities Services, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.72%, 6/23/2028 (d)	718	695
Park River Holdings, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.80%, 12/28/2027 (d)	1,482	1,457
Petco Health & Wellness Co., Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.81%, 3/3/2028 (d)	6,778	6,325
PetSmart LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 8.21%, 2/11/2028 (d) (o)	4,884	4,867
Phoenix Newco, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.86%, 11/15/2028 (d)	1,856	1,858
Pike Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.44%, 1/21/2028 (d)	755	758
PRA Health Sciences, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 6.30%, 7/3/2028 (d)	24	24
Prairie Acquiror LP, 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 4.25%), 8.58%, 8/1/2029 (d)	420	422
Pre-Paid Legal Services, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.61%, 12/7/2028 (d)	542	540
Prime Security Services Borrower LLC, 1st Lien Term Loan B-1 (6-MONTH CME TERM SOFR + 2.00%), 6.13%, 10/15/2030 (d)	907	906
Primo Brands Corp., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.55%, 3/31/2028 (d)	2,498	2,502
Project Boost Purchaser LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 7.30%, 7/16/2031 (d)	658	658
Proofpoint, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.33%, 8/31/2028 (d)	649	650
Quikrete Holdings, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.61%, 3/19/2029 (d)	483	483
Quikrete Holdings, Inc., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 2.25%), 6.61%, 2/10/2032 (d)	4,711	4,705
QXO Building Products, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 7.30%, 4/30/2032 (d)	867	874
Radiology Partners, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.50%), 8.80%, 6/30/2032 (d) (o)	500	500
Raven Acquisition Holdings LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.58%, 11/19/2031 (d) (o)	2,937	2,935
RealPage, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 7.56%, 4/24/2028 (d)	274	274
Resonetics LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.57%, 6/18/2031 (d)	263	263
Ring Container Technologies Group LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 7.11%, 8/14/2028 (d)	415	415
Rocket Software, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 8.11%, 11/28/2028 (d)	2,842	2,847
Sedgwick Claims Management Services, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.33%, 7/31/2031 (d)	604	604
Shift4 Payments LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 7.05%, 6/30/2032 (d)	375	377
Shutterfly Finance LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 6.00%), 10.31%, 10/1/2027 (d)	51	51

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
Shutterfly Finance LLC, 2nd Lien Term Loan (3-MONTH CME TERM SOFR + 4.00% (PIK) + 5.00%), 9.33%, 10/1/2027 (d) (i)	3,216	2,952
Six Flags Entertainment Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 6.36%, 5/1/2031 (d)	470	470
Skopima Consilio Parent LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%; 12-MONTH CME TERM SOFR + 3.75%), 8.11%, 5/12/2028 (d)	710	701
Spirit AeroSystems, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.50%), 8.81%, 1/15/2027 (d)	209	209
SPX FLOW, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 7.36%, 4/5/2029 (d)	1,965	1,969
Staples, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 5.75%), 10.03%, 8/23/2029 (d)	958	879
Star Parent, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.00%), 8.30%, 9/27/2030 (d)	1,926	1,902
Station Casinos LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 6.36%, 3/14/2031 (d)	447	448
Surgery Center Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 7.11%, 12/19/2030 (d)	491	492
Terex Corp., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.00%), 6.31%, 10/8/2031 (d)	623	624
Thoughtworks, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 7.06%, 3/24/2028 (d)	145	142
Topgolf Callaway Brands Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.36%, 3/18/2030 (d)	321	317
Trans Union LLC, 1st Lien Term Loan B-9 (1-MONTH CME TERM SOFR + 1.75%), 6.11%, 6/24/2031 (d)	605	606
TransDigm, Inc., 1st Lien Term Loan J (3-MONTH CME TERM SOFR + 2.50%), 6.80%, 2/28/2031 (d)	442	444
TransDigm, Inc., 1st Lien Term Loan K (3-MONTH CME TERM SOFR + 2.75%), 7.05%, 3/22/2030 (d)	481	483
Trident TPI Holdings, Inc., 1st Lien Term Loan B-7 (3-MONTH CME TERM SOFR + 3.75%), 8.05%, 9/15/2028 (d)	461	451
UFC Holdings LLC, 1st Lien Term Loan B-4 (3-MONTH CME TERM SOFR + 2.25%), 6.57%, 11/21/2031 (d)	272	273
UKG, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 7.31%, 2/10/2031 (d)	637	637
US Renal Care, Inc., 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 5.00%), 9.47%, 6/28/2028 (d)	3,277	3,169
USI, Inc., 1st Lien Term Loan D (3-MONTH CME TERM SOFR + 2.25%), 6.55%, 11/21/2029 (d)	520	520
Utz Quality Foods LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.86%, 1/29/2032 (d)	324	324
Varsity Brands, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 7.58%, 8/26/2031 (d)	5,283	5,295
Venator Materials LLC, 1st Lien Term Loan
(3-MONTH CME TERM SOFR + 8.00% (PIK)), 14.32%, 1/16/2026 (d) (i)	184	179
(3-MONTH CME TERM SOFR + 8.00% (PIK) + 10.00%), 14.32%, 10/12/2028 (d) (i)	301	232
Venator Materials LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 8.00% (PIK) + 2.00%), 6.30%, 7/16/2026 (d) (i)	184	178
Vertex Aerospace Services Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.61%, 12/6/2030 (d)	269	269
Vertiv Group Corp., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 1.75%), 6.07%, 3/2/2027 (d)	494	494
Virtusa Corp., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 3.25%), 7.61%, 2/15/2029 (d)	366	366
Vista Management Holding, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.75%), 8.04%, 4/1/2031 (d)	154	154
VT Topco, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.36%, 8/9/2030 (d)	611	613
Wand NewCo 3, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.86%, 1/30/2031 (d)	602	601
WEC US Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.58%, 1/27/2031 (d) (o)	1,013	1,013
Whatabrands LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.83%, 8/3/2028 (d)	531	531
White Cap Supply Holdings LLC, 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.25%), 7.58%, 10/19/2029 (d)	3,754	3,746
WhiteWater Whistler Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 1.75%), 6.06%, 2/15/2030 (d)	553	552
WMG Acquisition Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 1.75%), 6.08%, 1/24/2031 (d)	534	535
WR Grace Holdings LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.55%, 9/22/2028 (d)	1,022	1,022
Zekelman Industries, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.58%, 1/24/2031 (d)	321	321
		205,194
Total Loan Assignments (Cost $219,129)		213,298

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — 2.5%
Angola — 0.1%
Republic of Angola
8.25%, 5/9/2028 (b)	1,400	1,355
8.00%, 11/26/2029 (a)	1,550	1,445
8.00%, 11/26/2029 (b)	380	354
8.75%, 4/14/2032 (b)	1,670	1,516
9.13%, 11/26/2049 (b)	2,090	1,654
		6,324
Argentina — 0.2%
Argentine Republic
1.00%, 7/9/2029	3,028	2,449
0.75%, 7/9/2030 (h)	1,888	1,451
4.12%, 7/9/2035 (h)	8,886	5,834
5.00%, 1/9/2038 (h)	2,896	2,020
3.50%, 7/9/2041 (h)	5,045	3,063
4.12%, 7/9/2046 (h)	5,556	3,536
		18,353
Bahamas — 0.0% ^
Commonwealth of the Bahamas 8.25%, 6/24/2036 (a)	937	950
Bahrain — 0.1%
Kingdom of Bahrain
7.00%, 10/12/2028 (b)	800	826
6.75%, 9/20/2029 (b)	200	205
5.45%, 9/16/2032 (a)	481	454
6.00%, 9/19/2044 (b)	1,500	1,286
7.50%, 9/20/2047 (b)	1,590	1,615
		4,386
Barbados — 0.0% ^
Barbados Government Bond 8.00%, 6/26/2035 (a)	1,931	1,926
Benin — 0.0% ^
Benin Government Bond
7.96%, 2/13/2038 (a)	1,010	977
8.38%, 1/23/2041 (a)	747	735
		1,712
Brazil — 0.0% ^
Federative Republic of Brazil
8.25%, 1/20/2034	785	898
5.63%, 1/7/2041	950	848
5.00%, 1/27/2045	1,230	926
4.75%, 1/14/2050	620	434
7.13%, 5/13/2054	1,155	1,108
		4,214
Cameroon — 0.0% ^
Republic of Cameroon 9.50%, 7/31/2031 (b)	1,300	1,221

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Colombia — 0.1%
Republic of Colombia
3.13%, 4/15/2031	800	672
8.00%, 4/20/2033	950	1,000
7.38%, 9/18/2037	1,000	974
6.13%, 1/18/2041	950	795
5.00%, 6/15/2045	1,990	1,384
5.20%, 5/15/2049	420	290
4.13%, 5/15/2051 (c)	1,000	596
8.75%, 11/14/2053	1,002	1,018
8.38%, 11/7/2054	2,250	2,187
		8,916
Costa Rica — 0.0% ^
Republic of Costa Rica
6.55%, 4/3/2034 (a)	1,090	1,138
7.30%, 11/13/2054 (a)	819	850
		1,988
Dominican Republic — 0.1%
Dominican Republic Government Bond
4.50%, 1/30/2030 (a) (c)	790	753
7.05%, 2/3/2031 (a)	1,330	1,399
4.88%, 9/23/2032 (a)	1,090	1,007
7.45%, 4/30/2044 (b)	1,580	1,666
6.85%, 1/27/2045 (b)	500	501
6.50%, 2/15/2048 (b)	1,950	1,874
6.40%, 6/5/2049 (b)	1,050	998
5.88%, 1/30/2060 (a)	880	742
5.88%, 1/30/2060 (b)	620	523
		9,463
Ecuador — 0.2%
Republic of Ecuador
6.90%, 7/31/2030 (b) (h)	6,545	5,727
6.90%, 7/31/2035 (b) (h)	2,240	1,666
5.00%, 7/31/2040 (b) (h)	9,330	5,811
		13,204
Egypt — 0.2%
Arab Republic of Egypt
7.60%, 3/1/2029 (b)	1,800	1,820
8.63%, 2/4/2030 (a)	657	668
5.88%, 2/16/2031 (a)	482	426
5.88%, 2/16/2031 (b)	3,200	2,827
7.05%, 1/15/2032 (a)	880	808
7.05%, 1/15/2032 (b)	1,300	1,193
7.63%, 5/29/2032 (b)	1,300	1,222
9.45%, 2/4/2033 (a)	1,175	1,193
7.30%, 9/30/2033 (b)	900	805

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Egypt—continued
8.70%, 3/1/2049 (b)	4,170	3,436
8.70%, 3/1/2049 (a)	1,520	1,253
8.88%, 5/29/2050 (b)	1,750	1,463
		17,114
El Salvador — 0.1%
Republic of El Salvador
8.63%, 2/28/2029 (b)	1,119	1,161
9.25%, 4/17/2030 (a)	1,395	1,470
9.25%, 4/17/2030 (b)	620	653
9.50%, 7/15/2052 (b)	1,250	1,262
9.65%, 11/21/2054 (a)	1,628	1,667
		6,213
Ethiopia — 0.0% ^
Federal Democratic Republic of Ethiopia 6.63%, 12/11/2024 (b)	1,350	1,184
Gabon — 0.0% ^
Gabonese Republic 6.63%, 2/6/2031 (b)	935	766
Ghana — 0.1%
Republic of Ghana
Zero Coupon, 7/3/2026 (a)	90	86
5.00%, 7/3/2029 (a) (h)	1,833	1,736
Zero Coupon, 1/3/2030 (a)	971	807
5.00%, 7/3/2035 (a) (h)	3,410	2,735
		5,364
Guatemala — 0.0% ^
Republic of Guatemala 6.88%, 8/15/2055 (a)	225	223
Honduras — 0.0% ^
Republic of Honduras
6.25%, 1/19/2027 (b)	1,050	1,047
8.63%, 11/27/2034 (a)	1,190	1,241
		2,288
Iraq — 0.0% ^
Republic of Iraq 5.80%, 1/15/2028 (b)	1,555	1,544
Ivory Coast — 0.1%
Republic of Cote d'Ivoire
7.63%, 1/30/2033 (b)	820	821
6.13%, 6/15/2033 (b)	4,530	4,186
8.08%, 4/1/2036 (a)	1,383	1,361
8.25%, 1/30/2037 (a)	532	524
		6,892
Jordan — 0.1%
Hashemite Kingdom of Jordan
6.13%, 1/29/2026 (b)	1,900	1,896
7.75%, 1/15/2028 (b)	900	933

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Jordan—continued
5.85%, 7/7/2030 (b)	400	389
5.85%, 7/7/2030 (a) (c)	1,810	1,758
7.38%, 10/10/2047 (b)	1,320	1,197
		6,173
Kenya — 0.1%
Republic of Kenya
7.25%, 2/28/2028 (b)	1,362	1,348
9.75%, 2/16/2031 (a)	1,646	1,695
9.75%, 2/16/2031 (b)	1,220	1,257
9.50%, 3/5/2036 (a)	2,316	2,228
		6,528
Kyrgyzstan — 0.0% ^
Kyrgyz Republic International Bond 7.75%, 6/3/2030 (a)	1,960	1,960
Lebanon — 0.1%
Lebanese Republic
6.65%, 4/22/2024 (b) (j)	4,485	830
6.60%, 11/27/2026 (b) (j)	9,774	1,808
6.85%, 3/23/2027 (b) (j)	5,304	981
6.65%, 11/3/2028 (b) (j)	3,415	632
6.65%, 2/26/2030 (b) (j)	340	63
		4,314
Mongolia — 0.0% ^
State of Mongolia
8.65%, 1/19/2028 (a)	340	359
4.45%, 7/7/2031 (b)	800	707
		1,066
Montenegro — 0.0% ^
Republic of Montenegro 7.25%, 3/12/2031 (b)	700	727
Mozambique — 0.0% ^
Republic of Mozambique 9.00%, 9/15/2031 (b) (h)	700	608
Namibia — 0.0% ^
Republic of Namibia 5.25%, 10/29/2025 (b)	800	795
Nigeria — 0.1%
Federal Republic of Nigeria
6.50%, 11/28/2027 (a)	1,220	1,214
6.50%, 11/28/2027 (b)	2,720	2,706
8.38%, 3/24/2029 (b)	1,300	1,334
8.75%, 1/21/2031 (b)	780	802
7.88%, 2/16/2032 (b)	1,510	1,471
7.38%, 9/28/2033 (b)	1,620	1,495
10.38%, 12/9/2034 (b)	1,300	1,396
7.63%, 11/28/2047 (b)	600	488
7.63%, 11/28/2047 (a)	1,290	1,050
		11,956

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Pakistan — 0.1%
Islamic Republic of Pakistan
8.25%, 9/30/2025 (b)	550	551
6.00%, 4/8/2026 (b)	3,200	3,195
6.88%, 12/5/2027 (b)	1,500	1,466
7.38%, 4/8/2031 (a)	554	518
7.38%, 4/8/2031 (b)	600	561
8.88%, 4/8/2051 (b)	1,267	1,096
		7,387
Paraguay — 0.1%
Republic of Paraguay
6.00%, 2/9/2036 (a)	410	420
6.10%, 8/11/2044 (b)	1,730	1,677
5.60%, 3/13/2048 (b)	350	315
5.40%, 3/30/2050 (a)	950	827
5.40%, 3/30/2050 (b)	2,100	1,828
6.65%, 3/4/2055 (a)	516	524
		5,591
Rwanda — 0.0% ^
Republic of Rwanda 5.50%, 8/9/2031 (b)	1,000	867
Senegal — 0.1%
Republic of Senegal
7.75%, 6/10/2031 (b)	3,800	3,104
6.25%, 5/23/2033 (b)	2,600	1,933
		5,037
South Africa — 0.1%
Republic of South Africa
7.10%, 11/19/2036 (a)	625	620
7.10%, 11/19/2036 (b)	600	596
6.25%, 3/8/2041	2,500	2,175
5.00%, 10/12/2046	700	488
5.75%, 9/30/2049	2,170	1,624
7.30%, 4/20/2052	600	541
7.95%, 11/19/2054 (a)	1,514	1,441
		7,485
Sri Lanka — 0.1%
Democratic Socialist Republic of Sri Lanka
4.00%, 4/15/2028 (a)	1,237	1,175
3.10%, 1/15/2030 (a) (h)	959	865
3.35%, 3/15/2033 (a) (h)	1,366	1,117
3.60%, 6/15/2035 (a) (h)	1,800	1,278
3.60%, 5/15/2036 (a) (h)	889	744
3.60%, 2/15/2038 (a) (h)	1,260	1,053
		6,232

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Suriname — 0.0% ^
Suriname Government International Bond 7.95%, 7/15/2033 (b) (i)	1,046	1,039
Turkey — 0.2%
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (a)	2,146	2,329
Republic of Turkiye (The)
9.88%, 1/15/2028	3,376	3,689
9.38%, 3/14/2029	1,500	1,656
9.13%, 7/13/2030	900	1,001
9.38%, 1/19/2033	1,618	1,841
7.63%, 5/15/2034	1,300	1,345
6.00%, 1/14/2041	1,040	872
4.88%, 4/16/2043	1,120	804
5.75%, 5/11/2047	620	474
Turkiye Ihracat Kredi Bankasi A/S 9.00%, 1/28/2027 (a)	312	327
		14,338
Ukraine — 0.1%
Ukraine Government Bond
1.75%, 2/1/2029 (b) (h)	1,945	1,187
0.00%, 2/1/2034 (a) (h)	2,700	1,019
1.75%, 2/1/2034 (b) (h)	1,930	994
0.00%, 2/1/2035 (b) (h)	3,520	1,663
1.75%, 2/1/2035 (a) (h)	2,450	1,256
0.00%, 2/1/2036 (b) (h)	5,030	2,377
1.75%, 2/1/2036 (b) (h)	3,385	1,709
		10,205
Zambia — 0.0% ^
Republic of Zambia
5.75%, 6/30/2033 (a) (h)	1,141	1,058
0.50%, 12/31/2053 (b)	1,900	1,387
0.50%, 12/31/2053 (a)	1,084	791
		3,236
Total Foreign Government Securities (Cost $209,807)		209,789
Asset-Backed Securities — 1.2%
Cayman Islands — 0.3%
Ballyrock CLO Ltd. Series 2020-2A, Class A2R, 6.14%, 10/20/2031 (a) (l)	2,900	2,906
Barings CLO Ltd. Series 2022-1A, Class B, 6.28%, 4/15/2035 (a) (l)	300	301
Buttermilk Park CLO Ltd. Series 2018-1A, Class CR, 6.27%, 10/15/2031 (a) (l)	931	934
Carlyle Global Market Strategies CLO Ltd.
Series 2015-4A, Class A2RR, 6.18%, 7/20/2032 (a) (l)	1,400	1,403
Series 2015-4A, Class BRR, 6.78%, 7/20/2032 (a) (l)	1,400	1,405
Series 2016-1A, Class CR3, 7.53%, 4/20/2034 (a) (l)	899	902
Dryden CLO Ltd.
Series 2018-64A, Class A, 5.56%, 4/18/2031 (a) (l)	644	645
Series 2019-68A, Class BRR, 5.87%, 7/15/2035 (a) (l)	650	650
Dryden Senior Loan Fund Series 2015-37A, Class AR, 5.68%, 1/15/2031 (a) (l)	431	431

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Cayman Islands — continued
GoldenTree Loan Management US CLO Ltd. Series 2020-8A, Class DRR, 7.23%, 10/20/2034 (a) (l)	1,300	1,303
Madison Park Funding Ltd. Series 2021-49A, Class B1R, 5.78%, 10/19/2034 (a) (l)	900	898
Magnetite Ltd.
Series 2019-22A, Class BRR, 5.92%, 7/15/2036 (a) (l)	1,018	1,018
Series 2019-22A, Class CRR, 6.17%, 7/15/2036 (a) (l)	977	976
Neuberger Berman Loan Advisers CLO Ltd.
Series 2019-34A, Class BR, 6.08%, 1/20/2035 (a) (l)	900	899
Series 2019-34A, Class BR2, 0.00%, 7/20/2039 (a) (k) (l)	900	900
Octagon Ltd. Series 2022-1A, Class DR, 7.93%, 7/21/2037 (a) (l)	250	249
Palmer Square Loan Funding Ltd.
Series 2024-3A, Class A2, 5.96%, 8/8/2032 (a) (l)	2,199	2,201
Series 2024-3A, Class B, 6.21%, 8/8/2032 (a) (l)	2,300	2,301
Series 2024-1A, Class A2, 5.77%, 10/15/2032 (a) (l)	250	250
RR Ltd. Series 2020-12A, Class A2R3, 5.92%, 1/15/2036 (a) (l)	2,163	2,166
Symphony CLO Ltd.
Series 2018-19A, Class B, 5.93%, 4/16/2031 (a) (l)	1,400	1,401
Series 2021-29A, Class BR, 0.00%, 10/15/2035 (a) (k) (l)	940	940
Voya CLO Ltd.
Series 2016-3A, Class CR, 7.84%, 10/18/2031 (a) (l)	550	539
Series 2022-1A, Class BR, 6.08%, 4/20/2035 (a) (l)	1,180	1,181
		26,799
Jersey — 0.0% ^
Neuberger Berman Loan Advisers CLO Ltd.
Series 2022-50A, Class BR, 5.97%, 7/23/2036 (a) (l)	1,200	1,201
Series 2022-50A, Class CR, 6.22%, 7/23/2036 (a) (l)	779	779
		1,980
United States — 0.9%
ABFC Trust
Series 2003-OPT1, Class A1A, 5.29%, 4/25/2033 (l)	70	70
Series 2004-OPT3, Class M1, 5.22%, 9/25/2033 (l)	80	80
Series 2004-HE1, Class M1, 5.37%, 3/25/2034 (l)	320	322
Accredited Mortgage Loan Trust Series 2004-4, Class M1, 4.93%, 1/25/2035 (l)	297	296
ACE Securities Corp. Home Equity Loan Trust
Series 2003-FM1, Class M1, 5.76%, 11/25/2032 (l)	220	246
Series 2004-OP1, Class M2, 6.04%, 4/25/2034 (l)	639	579
American Credit Acceptance Receivables Trust
Series 2023-2, Class E, 9.79%, 2/12/2030 (a)	900	940
Series 2024-1, Class D, 5.86%, 5/13/2030 (a)	1,400	1,415
Series 2023-4, Class D, 7.65%, 9/12/2030 (a)	1,400	1,447
Series 2024-4, Class D, 5.34%, 8/12/2031 (a)	446	448
Series 2023-3, Class E, 9.54%, 10/14/2031 (a)	900	945
Series 2025-3, Class C, 4.95%, 7/12/2032 (a)	940	941
Series 2025-3, Class D, 5.19%, 7/12/2032 (a)	940	941
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2002-AR1, Class M1, 3.39%, 9/25/2032 (l)	41	42

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United States — continued
Asset-Backed Securities Corp. Home Equity Loan Trust
Series 2004-HE2, Class M2, 6.34%, 4/25/2034 (l)	78	105
Series 2004-HE7, Class M2, 6.04%, 10/25/2034 (l)	93	93
Bayview Opportunity Master Fund LLC Series 2024-CAR1, Class C, 5.85%, 12/26/2031 (a) (l)	129	129
Bear Stearns Asset-Backed Securities Trust
Series 2003-SD1, Class M1, 5.74%, 12/25/2033 (l)	283	313
Series 2004-SD4, Class A1, 5.37%, 8/25/2044 (l)	473	462
Bridgecrest Lending Auto Securitization Trust Series 2024-3, Class D, 5.83%, 5/15/2030	1,480	1,505
Centex Home Equity Loan Trust
Series 2004-C, Class M2, 4.58%, 6/25/2034 (l)	271	265
Series 2004-D, Class MV2, 5.50%, 9/25/2034 (l)	14	14
Series 2004-D, Class MF2, 6.06%, 9/25/2034 (h)	319	317
Chase Funding Trust
Series 2003-5, Class 1M2, 5.64%, 9/25/2032 (l)	98	88
Series 2004-1, Class 1M1, 4.73%, 5/25/2033	841	801
Series 2003-4, Class 1A5, 4.89%, 5/25/2033 (h)	385	375
CHEC Loan Trust Series 2004-1, Class M1, 5.37%, 7/25/2034 (a) (l)	382	381
CITI Asset Receivables Trust I 0.00%, 3/15/2031 ‡ (j) (l)	1,967	2,026
Citigroup Mortgage Loan Trust, Inc.
Series 2005-OPT1, Class M4, 5.52%, 2/25/2035 (l)	13	10
Series 2005-WF2, Class AF7, 5.75%, 8/25/2035 (h)	18	17
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2020-9, Class PT, 8.37%, 4/15/2045 ‡ (a) (l)	2	2
Countrywide Asset-Backed Certificates Series 2004-3, Class M1, 5.22%, 6/25/2034 (l)	226	224
Credit Acceptance Auto Loan Trust
Series 2022-3A, Class D, 9.00%, 4/18/2033 (a)	1,000	1,021
Series 2023-3A, Class B, 7.09%, 10/17/2033 (a)	311	318
Series 2024-1A, Class A, 5.68%, 3/15/2034 (a)	364	367
Series 2024-1A, Class B, 6.03%, 5/15/2034 (a)	320	325
Series 2024-1A, Class C, 6.71%, 7/17/2034 (a)	420	431
CWABS Asset-Backed Certificates Trust Series 2005-11, Class AF6, 5.05%, 2/25/2036 (l)	21	21
CWABS Asset-Backed Certificates Trust, Series 2004-BC4, Class M1, 5.52%, 11/25/2034 (l)	1	2
CWABS, Inc. Asset-Backed Certificates Series 2004-1, Class M2, 5.29%, 3/25/2034 (l)	32	37
DT Auto Owner Trust Series 2022-3A, Class E, 10.99%, 7/16/2029 (a)	1,000	1,050
FFMLT Trust Series 2004-FF3, Class M1, 5.29%, 5/25/2034 (l)	226	220
Finance America Mortgage Loan Trust Series 2004-3, Class M2, 5.41%, 11/25/2034 (l)	139	128
Ford Credit Auto Owner Trust Series 2022-C, Class A4, 4.59%, 12/15/2027	473	473
Fremont Home Loan Trust
Series 2002-1, Class M1, 5.72%, 8/25/2033 (l)	490	532
Series 2004-B, Class M2, 5.41%, 5/25/2034 (l)	224	224
Series 2004-C, Class M1, 5.44%, 8/25/2034 (l)	394	368
Series 2004-D, Class M2, 5.37%, 11/25/2034 (l)	162	150
GLS Auto Receivables Issuer Trust Series 2022-2A, Class E, 5.50%, 6/15/2029 (a)	1,250	1,244
GSAMP Trust
Series 2003-SEA, Class A1, 5.27%, 2/25/2033 (l)	80	83
Series 2003-HE1, Class M1, 5.71%, 6/20/2033 (l)	453	473
Hertz Vehicle Financing LLC
Series 2023-3A, Class A, 5.94%, 2/25/2028 (a)	420	426

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United States — continued
Series 2023-2A, Class D, 9.40%, 9/25/2029 (a)	700	722
Home Equity Mortgage Loan Asset-Backed Trust
Series 2004-B, Class M2, 4.84%, 11/25/2034 (l)	149	146
Series 2004-C, Class M2, 4.40%, 3/25/2035 (l)	636	551
LendingClub Loan Certificate Issuer Trust
Series 2022-P3, Class CERT, 11.88%, 5/15/2037 ‡ (a)	125	462
Series 2022-NP3, Class CERT, 25.22%, 5/15/2037 ‡ (a)	125	793
Series 2022-NP5, Class CERT, 0.00%, 6/15/2037 ‡ (a)	200	1,607
Series 2022-P4, Class CERT, 0.00%, 6/15/2037 ‡ (a)	200	776
Series 2022-NP6, Class CERT, 25.46%, 7/15/2037 ‡ (a)	50	388
Lendmark Funding Trust
Series 2021-2A, Class B, 2.37%, 4/20/2032 (a)	500	464
Series 2025-2A, Class A, 4.78%, 10/20/2034 (a)	950	951
Series 2025-2A, Class C, 5.28%, 10/20/2034 (a)	950	950
Magnetite Ltd. Series 2023-39A, Class BR, 5.87%, 1/25/2037 (a) (l)	250	250
MASTR Asset-Backed Securities Trust
Series 2004-OPT2, Class M2, 5.44%, 9/25/2034 (l)	78	78
Series 2005-NC1, Class M4, 5.61%, 12/25/2034 (l)	388	400
Merrill Lynch Mortgage Investors Trust
Series 2003-OPT1, Class M1, 5.44%, 7/25/2034 (l)	38	31
Series 2004-HE2, Class M1, 5.67%, 8/25/2035 (l)	38	38
Morgan Stanley ABS Capital I, Inc. Trust
Series 2003-NC10, Class M1, 5.49%, 10/25/2033 (l)	89	89
Series 2004-WMC2, Class M1, 5.38%, 7/25/2034 (l)	531	536
Series 2004-WMC2, Class M2, 6.27%, 7/25/2034 (l)	131	126
Series 2004-HE6, Class M2, 5.37%, 8/25/2034 (l)	433	428
Series 2004-HE7, Class M2, 5.41%, 8/25/2034 (l)	—	4
Series 2004-HE6, Class M3, 5.44%, 8/25/2034 (l)	147	141
Series 2004-HE8, Class M2, 5.49%, 9/25/2034 (l)	172	178
Series 2004-NC8, Class M3, 5.58%, 9/25/2034 (l)	59	66
Series 2004-HE8, Class M3, 5.59%, 9/25/2034 (l)	6	15
Series 2005-HE1, Class M2, 5.17%, 12/25/2034 (l)	188	184
Series 2005-NC1, Class M3, 5.23%, 1/25/2035 (l)	263	264
Morgan Stanley Mortgage Loan Trust Series 2007-5AX, Class 2A2, 4.77%, 2/25/2037 (l)	2,633	502
New Century Home Equity Loan Trust
Series 2004-2, Class M2, 5.40%, 8/25/2034 (l)	28	34
Series 2004-4, Class M2, 5.26%, 2/25/2035 (l)	14	19
NovaStar Mortgage Funding Trust Series 2003-2, Class M2, 7.24%, 9/25/2033 (l)	566	573
NRM FNT1 Excess LLC Series 2024-FNT1, Class A, 7.40%, 11/25/2031 (a) (h)	2,312	2,336
Oak Street Investment Grade Net Lease Fund
Series 2021-1A, Class A3, 2.80%, 1/20/2051 (a)	2,481	2,425
Series 2021-1A, Class B1, 4.23%, 1/20/2051 (a)	1,250	1,217
Option One Mortgage Accept Corp. Asset-Backed Certificates Series 2003-5, Class A2, 5.11%, 8/25/2033 (l)	201	209
Option One Mortgage Loan Trust Series 2004-3, Class M2, 5.32%, 11/25/2034 (l)	261	274
Pagaya AI Debt Selection Trust Series 2021-3, Class C, 3.27%, 5/15/2029 (a)	329	323
PRET LLC
Series 2021-RN4, Class A2, 9.19%, 10/25/2051 (a) (l)	5,338	5,335

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United States — continued
Series 2024-NPL9, Class A1, 5.85%, 12/25/2054 (a) (h)	7,779	7,783
Series 2025-NPL4, Class A1, 6.37%, 4/25/2055 (a) (h)	870	873
Series 2025-NPL3, Class A1, 6.71%, 4/25/2055 (a) (h)	986	983
Progress Residential Trust
Series 2021-SFR8, Class G, 4.01%, 10/17/2038 (a)	6,080	5,915
Series 2022-SFR3, Class D, 4.45%, 4/17/2039 (a)	1,250	1,221
RAMP Trust Series 2002-RS2, Class AI5, 4.60%, 3/25/2032 (l)	110	109
Renaissance Home Equity Loan Trust
Series 2002-3, Class M1, 5.97%, 12/25/2032 (l)	267	249
Series 2003-1, Class M1, 5.97%, 6/25/2033 (l)	113	102
Series 2003-4, Class M1, 5.74%, 3/25/2034 (l)	1,058	951
Series 2003-4, Class M2F, 6.24%, 3/25/2034 (h)	581	375
Republic Finance Issuance Trust Series 2024-A, Class A, 5.91%, 8/20/2032 (a)	1,546	1,564
Santander Bank Auto Credit-Linked Notes
Series 2022-C, Class B, 6.45%, 12/15/2032 (a)	6	6
Series 2022-C, Class C, 6.99%, 12/15/2032 (a)	5	5
Series 2022-C, Class D, 8.20%, 12/15/2032 (a)	5	5
Series 2022-C, Class E, 11.37%, 12/15/2032 (a)	3	3
Santander Drive Auto Receivables Trust
Series 2025-3, Class D, 5.11%, 9/15/2031	950	950
Series 2024-4, Class D, 5.32%, 12/15/2031	574	577
SASCO Mortgage Loan Trust Series 2004-GEL3, Class M1, 4.90%, 8/25/2034 (l)	265	266
Saxon Asset Securities Trust Series 2004-2, Class MV2, 2.77%, 8/25/2035 (l)	84	95
SBA Small Business Investment Cos.
Series 2023-10A, Class 1, 5.17%, 3/10/2033	1,194	1,206
Series 2023-10B, Class 1, 5.69%, 9/10/2033	493	509
Securitized Asset-Backed Receivables LLC Trust Series 2005-OP1, Class M2, 5.14%, 1/25/2035 (l)	297	270
Stanwich Mortgage Loan Co. LLC Series 2021-NPB1, Class A2, 4.38%, 10/16/2026 (a) (h)	500	496
Structured Asset Securities Corp. Pass-Through Certificates Series 2002-AL1, Class A3, 3.45%, 2/25/2032	—	—
Theorem Funding Trust Series 2022-3A, Class A, 7.60%, 4/15/2029 (a)	24	24
Toyota Auto Loan Extended Note Trust Series 2021-1A, Class A, 1.07%, 2/27/2034 (a)	307	301
Upstart Pass-Through Trust
Series 2022-PT3, Class A, HB, 22.14%, 4/20/2030 ‡ (a) (l)	367	364
Series 2022-PT4, Class A, HB, 23.55%, 5/20/2030 ‡ (a) (l)	738	738
Upstart Securitization Trust
Series 2022-1, Class C, 5.71%, 3/20/2032 (a)	1,200	691
Series 2022-4, Class A, 5.98%, 8/20/2032 (a)	8	8
Wells Fargo Home Equity Asset-Backed Securities Trust
Series 2004-2, Class M8B, 5.00%, 10/25/2034 (a) (l)	290	271
Series 2004-2, Class M8A, 8.97%, 10/25/2034 (a) (l)	290	295
		74,822
Total Asset-Backed Securities (Cost $104,848)		103,601

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 0.9%
United States — 0.9%
U.S. Treasury Notes
4.25%, 1/31/2026 (p)	69,676	69,634
4.63%, 11/15/2026	400	403
3.38%, 9/15/2027	515	509
Total U.S. Treasury Obligations (Cost $70,580)		70,546
	SHARES (000)
Preferred Stocks — 0.4%
United States — 0.4%
Allstate Corp. (The) Series J, 7.38%, 7/15/2028 ($25 par value) (q)	66	1,777
Morgan Stanley,
Series I, 6.38%, 10/15/2025 ($25 par value) (q)	62	1,539
Series K, 5.85%, 4/15/2027 ($25 par value) (q)	254	6,054
Series P, 6.50%, 10/15/2027 ($25 par value) (q)	144	3,688
Series Q, 6.63%, 10/15/2029 ($25 par value) (q)	258	6,646
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	2,316	2,902
NextEra Energy Capital Holdings, Inc. Series U, 6.50%, 6/1/2085 ($25 par value)	53	1,346
SCE Trust VI 5.00%, 9/5/2025 ($25 par value) (q)	333	5,524
Wells Fargo & Co. Series Z, 4.75%, 9/15/2025 ($25 par value) (q)	332	6,400
Total Preferred Stocks (Cost $38,583)		35,876
	PRINCIPAL AMOUNT ($000)
Mortgage-Backed Securities — 0.0% ^
United States — 0.0% ^
FHLMC UMBS, 30 Year Pool # SD8238, 4.50%, 8/1/2052	85	81
FNMA UMBS, 20 Year Pool # CA1231, 3.50%, 2/1/2038	170	163
FNMA UMBS, 30 Year
Pool # MA4398, 2.00%, 8/1/2051	489	385
Pool # MA4465, 2.00%, 11/1/2051	44	35
Pool # MA4548, 2.50%, 2/1/2052	16	13
Pool # MA4563, 2.50%, 3/1/2052	48	39
Pool # MA4564, 3.00%, 3/1/2052	14	12
Pool # MA4624, 3.00%, 6/1/2052	63	54
Pool # MA4733, 4.50%, 9/1/2052	81	77
FNMA, Other Pool # BZ3537, 4.97%, 4/1/2035	1,175	1,191
Total Mortgage-Backed Securities (Cost $2,193)		2,050
Convertible Bonds — 0.0% ^
United States — 0.0% ^
EchoStar Corp. 3.88% (PIK), 11/30/2030 (i)(Cost $1,380)	1,321	1,663

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	NO. OF WARRANTS (000)	VALUE ($000)
Warrants — 0.0% ^
United States — 0.0% ^
Audacy, Inc.
expiring 12/31/2049, price 1.00 USD ‡ *	10	151
expiring 12/31/2049, price 1.00 USD ‡ *	13	—
expiring 9/30/2028, price 1.00 USD ‡ *	2	—
Total Warrants (Cost $4,630)		151
	SHARES (000)
Convertible Preferred Stocks — 0.0% ^
United States — 0.0% ^
Claire's Stores, Inc. ‡ * (r) (Cost $9,250)	9	— (s)
	PRINCIPAL AMOUNT ($000)
Short-Term Investments — 2.9%
Certificates of Deposits — 0.0% ^
Deutsche Bank AG, 4.41%, 7/8/2026(Cost $151)	151	151
Commercial Paper — 0.0% ^
BPCE SA, 4.62%, 11/6/2025 (a) (t)	250	247
Brookfield Corporate Treasury Ltd., 4.96%, 9/29/2025 (a) (t)	250	248
DNB Bank ASA, 4.55%, 11/12/2025 (a) (t)	250	247
First Abu Dhabi Bank PJSC, 4.60%, 11/13/2025 (a) (t)	250	247
Glencore Funding LLC, 4.66%, 10/31/2025 (a) (t)	498	492
Total Commercial Paper (Cost $1,481)		1,481
	SHARES (000)
Investment Companies — 2.0%
JPMorgan Prime Money Market Fund Class IM Shares, 4.37% (m) (u)	27,342	27,344
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.28% (m) (u)	136,896	136,924
Total Investment Companies (Cost $164,270)		164,268
Investment of Cash Collateral from Securities Loaned — 0.9%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.37% (m) (u)(Cost $76,258)	76,258	76,258
Total Short-Term Investments (Cost $242,160)		242,158
Total Investments — 100.6% (Cost $7,829,302)		8,322,874
Liabilities in Excess of Other Assets — (0.6)%		(53,620)
NET ASSETS — 100.0%		8,269,254

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ADR	American Depositary Receipt
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
CVA	Certificaten Van Aandelen (Dutch Certificate)
ELN	Equity-Linked Note
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
HB
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of July 31, 2025. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
OYJ	Public Limited Company
PIK	Payment In Kind
PJSC	Public Joint Stock Company
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RTS	Russian Trading System
SCA	Limited partnership with share capital
SGPS	Holding company
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	The security or a portion of this security is on loan at July 31, 2025. The total value of securities on loan at July 31, 2025 is $69,794.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of July 31, 2025.

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
(e)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at July 31, 2025 is $182,987 or 2.21% of the Fund’s net
assets as of July 31, 2025.

(f)	Security is an interest bearing note with preferred security characteristics.
(g)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of July 31, 2025.

(h)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of July 31, 2025.

(i)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(j)	Defaulted security.
(k)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(l)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of July 31, 2025.

(m)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(n)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(o)	All or a portion of this security is unsettled as of July 31, 2025. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(p)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(q)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of July 31, 2025.
(r)	Fund is subject to legal or contractual restrictions on the resale of the security.
(s)	Value is zero.
(t)	The rate shown is the effective yield as of July 31, 2025.
(u)	The rate shown is the current yield as of July 31, 2025.

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
U.S. Equity	10.1%
Banks	7.6
Oil, Gas & Consumable Fuels	6.0
Convertible Bonds	5.7
Commercial Mortgage-Backed Securities	4.8
Collateralized Mortgage Obligations	3.2
Diversified Telecommunication Services	3.1
Media	3.1
Electric Utilities	2.7
Semiconductors & Semiconductor Equipment	2.6
Foreign Government Securities	2.5
Capital Markets	2.5
Pharmaceuticals	2.1
Software	2.1
Insurance	2.1
Hotels, Restaurants & Leisure	1.8
Chemicals	1.5
Automobile Components	1.5
Health Care Providers & Services	1.4
Commercial Services & Supplies	1.2
Asset-Backed Securities	1.2
Financial Services	1.1
Machinery	1.1
Specialty Retail	1.1
Technology Hardware, Storage & Peripherals	1.1
Entertainment	1.1
Building Products	1.1
Food Products	1.0
Others (each less than 1.0%)	20.7
Short-Term Investments	2.9
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of July 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Europe Index	75	09/19/2025	EUR	3,148	27
U.S. Treasury 10 Year Note	17,928	09/19/2025	USD	1,991,409	21,642
U.S. Treasury 5 Year Note	4,292	09/30/2025	USD	464,374	3,150
					24,819

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
EURO STOXX 50 Index	(4,295)	09/19/2025	EUR	(261,199)	1,179
S&P 500 E-Mini Index	(266)	09/19/2025	USD	(84,741)	(4,509)
					(3,330)
					21,489

Abbreviations
EUR	Euro
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at July 31, 2025.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities
Cayman Islands	$—	$26,799	$—	$26,799
Jersey	—	1,980	—	1,980
United States	—	67,666	7,156	74,822
Total Asset-Backed Securities	—	96,445	7,156	103,601
Collateralized Mortgage Obligations
United States	—	260,948	3,030	263,978
Commercial Mortgage-Backed Securities	—	395,187	—	395,187
Common Stocks
Australia	—	36,674	—	36,674
Austria	—	8,777	—	8,777
Belgium	—	8,538	—	8,538
Brazil	19,292	—	—	19,292
Canada	75,639	—	—	75,639
Chile	1,290	—	—	1,290
China	—	94,732	—	94,732
Denmark	—	14,434	—	14,434
Finland	—	35,168	—	35,168
France	—	112,531	—	112,531
Germany	—	133,709	—	133,709
Greece	—	6,793	—	6,793
Guatemala	1,692	—	—	1,692
Hong Kong	—	11,029	—	11,029
India	3,426	26,377	—	29,803
Indonesia	—	16,008	—	16,008
Ireland	14,380	2,971	—	17,351
Israel	—	1,754	—	1,754
Italy	—	61,986	—	61,986
Ivory Coast	—	2,001	—	2,001
Japan	—	112,589	—	112,589
Luxembourg	—	—	8,962	8,962
Mexico	16,100	—	—	16,100
Netherlands	5,588	49,690	—	55,278
New Zealand	612	—	—	612
Norway	496	20,641	—	21,137
Peru	979	—	—	979
Poland	—	1,837	—	1,837
Portugal	—	2,668	—	2,668
Russia	—	—	—(a )	—(a )
Saudi Arabia	—	12,643	—	12,643
Singapore	—	26,130	—	26,130
South Africa	2,322	7,077	—	9,399

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
South Korea	$—	$44,665	$—	$44,665
Spain	9,183	45,730	—	54,913
Sweden	—	43,565	—	43,565
Switzerland	—	12,975	—	12,975
Taiwan	—	102,567	—	102,567
Thailand	4,299	—	—	4,299
United Kingdom	2,496	124,189	—	126,685
United States	1,263,657	48,564	3,447	1,315,668
Total Common Stocks	1,421,451	1,229,012	12,409	2,662,872
Convertible Bonds	—	1,663	—	1,663
Convertible Preferred Stocks	—	—	—(b )	—(b )
Corporate Bonds
Angola	—	703	—	703
Argentina	—	2,566	—	2,566
Australia	—	1,092	—	1,092
Austria	—	3,561	—	3,561
Bahrain	—	1,180	—	1,180
Brazil	—	13,666	—	13,666
Canada	—	130,074	—	130,074
Colombia	—	4,846	—	4,846
Denmark	—	283	—	283
El Salvador	—	289	—	289
Finland	—	11,578	—	11,578
France	—	57,916	—	57,916
Georgia	—	643	—	643
Germany	—	11,051	—	11,051
Guatemala	—	1,143	—	1,143
Ireland	—	2,283	— (a)	2,283
Italy	—	6,058	—	6,058
Jamaica	—	2,670	—	2,670
Japan	—	7,782	—	7,782
Luxembourg	—	12,662	— (a)	12,662
Mexico	—	26,223	—	26,223
Morocco	—	3,218	—	3,218
Netherlands	—	17,754	—	17,754
New Zealand	—	253	—	253
Norway	—	1,005	—	1,005
Paraguay	—	246	—	246
Peru	—	1,521	—	1,521
South Africa	—	2,930	—	2,930
Spain	—	31,350	—	31,350
Sweden	—	5,072	—	5,072
Switzerland	—	21,558	—	21,558
Trinidad And Tobago	—	859	—	859
Turkey	—	3,184	—	3,184
United Kingdom	—	76,954	—	76,954
United States	—	2,308,957	6,885	2,315,842

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Uzbekistan	$—	$4,364	$—	$4,364
Venezuela, Bolivarian Republic of	—	556	—	556
Total Corporate Bonds	—	2,778,050	6,885	2,784,935
Equity Linked Notes	—	471,114	—	471,114
Exchange-Traded Funds	865,656	—	—	865,656
Foreign Government Securities	—	209,789	—	209,789
Loan Assignments
Canada	—	3,416	—	3,416
France	—	187	—	187
Germany	—	527	—	527
Luxembourg	—	1,159	—	1,159
United Kingdom	—	2,815	—	2,815
United States	—	195,153	10,041	205,194
Total Loan Assignments	—	203,257	10,041	213,298
Mortgage-Backed Securities	—	2,050	—	2,050
Preferred Stocks
United States	32,974	—	2,902	35,876
U.S. Treasury Obligations	—	70,546	—	70,546
Warrants	—	—	151	151
Short-Term Investments
Certificates of Deposits	—	151	—	151
Commercial Paper	—	1,481	—	1,481
Investment Companies	164,268	—	—	164,268
Investment of Cash Collateral from Securities Loaned	76,258	—	—	76,258
Total Short-Term Investments	240,526	1,632	—	242,158
Total Investments in Securities	$2,560,607	$5,719,693	$42,574	$8,322,874
Appreciation in Other Financial Instruments
Futures Contracts	$25,998	$—	$—	$25,998
Depreciation in Other Financial Instruments
Futures Contracts	$(4,509)	$—	$—	$(4,509)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$21,489	$—	$—	$21,489

(a)	Amount rounds to less than one thousand.
(b)	Value is zero.
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of October 31, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of July 31, 2025
Investments in Securities:
Asset-Backed Securities	$8,596	$—	$16	$(6)	$3,568	$(5,018)	$—	$—	$—	$7,156
Collateralized Mortgage Obligations	8,488	— (b)	(4)	(1)	3,784	(9,237)	—	—	—	3,030
Common Stocks	22,892	3,259	(1,797)	—	2,092	(14,033)	—	—	(4)	12,409
Convertible Bonds	3,155	—	(2,852)	—	77	(380)	—	—	—	—
Convertible Preferred Stocks	6,863	(1,041)	(11,644)	—	7,206	(1,388)	—	—	4	— (c)

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
	Balance as of October 31, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of July 31, 2025
Corporate Bonds	$6,553	$(1,612)	$(1,029)	$119	$1,604	$(3,186)	$4,436	$—	$—	$6,885
Loan Assignments	8,731	— (b)	(2,171)	301	1,791	(26)	1,466	(51)	—	10,041
Preferred Stocks	2,054	—	848	—	—	—	—	—	—	2,902
Warrants	475	— (b)	(4,954)	—	4,630	—	—	—	—	151
Total	$67,807	$606	$(23,587)	$413	$24,752	$(33,268)	$5,902	$(51)	$—	$42,574

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Common Stocks and Convertible Preferred Stocks.
(b)	Amount rounds to less than one thousand.
(c)	Value is zero.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at July 31, 2025, which were valued using significant unobservable inputs (level 3) amounted to $(10,370).
There were no significant transfers into or out of level 3 for the period ended July 31, 2025.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at July 31, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$841	Market Comparable Companies	EBITDA Multiple (b)	11.33x (11.33x)
	23	Terms of Restructuring	Expected Recovery	0.00% - 0.01% (0.01%)

Common Stocks	864
	- (c)	Market Comparable Companies	EBITDA Multiple (b)	7.6x (7.6x)

Convertible Preferred Stocks	- (c)
	682	Market Comparable Companies	EBITDA Multiple (b)	11.33x (11.33x)
	- (d )	Terms of Restructuring	Expected Recovery	0.00% - 0.01% (0.01%)

Corporate Bonds	682
	366	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 15.00% (14.91%)
			Constant Default Rate	0.00% - 12.00% (11.93%)
			Yield (Discount Rate of Cash Flows)	6.87% - 7.91% (7.90%)
Asset-Backed Securities	366
	9,356	Terms of Restructuring	Expected Recovery	1.00% - 100.00% (84.66%)

Loan Assignments	9,356
Total	$11,268

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At July 31, 2025, the value of these investments was $31,306. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(c)	Value is zero.
(d)	Amount rounds to less than one thousand.
As of July 31, 2025, the Fund held restricted securities, other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act, as follows:
Security	Acquisition Date	Cost	Market Value	Percentage of Fund's Net Assets
Claire's Stores, Inc. - Convertible Preferred Stocks	11/28/2018	$3,541	$— (a)	0.0%
Claire's Stores, Inc. - Convertible Preferred Stocks	10/3/2018	5,709	— (a)	0.0%
		$9,250	$— (a)

(a)	Value is zero.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2025	Shares at July 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Equity Premium Income ETF (a)	$424,858	$—	$256,003	$3,351	$(22,598)	$149,608	2,649	$23,105	$—
JPMorgan Income ETF (a)	44,356	—	20,654	699	(642)	23,759	514	1,323	—
JPMorgan Nasdaq Equity Premium Income ETF (a)	432,469	243,610	—	—	16,210	692,289	12,564	41,010	—
JPMorgan Prime Money Market Fund Class IM Shares, 4.37% (a) (b)	48,289	553,110	574,051	—	(4)	27,344	27,342	1,216	—
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.28% (a) (b)	56,352	3,450,377	3,369,809	24	(20)	136,924	136,896	3,294	—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.37% (a) (b)	86,568	327,815	338,125	—	—	76,258	76,258	2,956	—
Total	$1,092,892	$4,574,912	$4,558,642	$4,074	$(7,054)	$1,106,182		$72,904	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2025.